UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Investment Portfolios, Inc. 17

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	7/31/2018

Item 1. Schedule of Investments

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

Long-Term Investments 95.6%
Asset-Backed Securities 27.8%
Automobiles 0.8%
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A	1.920%	09/20/19		733	$ 732,542
Series 2014-01A, Class A, 144A	2.460	07/20/20		3,400	3,385,060
Series 2016-1A, Class A, 144A	2.990	06/20/22		200	197,484

Drive Auto Receivables Trust, Series 2018-1, Class B	2.880	02/15/22		700	697,999
Exeter Automobile Receivables Trust, Series 2017-03A, Class A, 144A	2.050	12/15/21		200	198,952
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A	2.160	10/15/20		521	519,130
Series 2017-01A, Class B, 144A	2.880	06/15/21		300	298,151
Series 2017-2A, Class E, 144A	4.740	11/14/25		800	792,431
					6,821,749
Collateralized Loan Obligations 20.7%
ALM Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A, 3 Month LIBOR + 1.490%	3.829(c)	10/15/28		250	250,271
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 144A, 3 Month LIBOR + 1.270%	3.609(c)	07/15/30		1,500	1,501,968
Armada Euro CLO (Ireland),
Series 2018-2A, Class A1, 144A, 3 Month EURIBOR + 0.760%	0.760(c)	11/15/31	EUR	1,500	1,743,650
Series 2018-2A, Class A3, 144A	1.500	11/15/31	EUR	500	584,097

ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.619(c)	07/15/29		250	250,364
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.830%	3.151(c)	11/17/27		500	496,862
Series 2014-1A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.599(c)	07/16/29		750	750,968
Series 2017-8A, Class A, 144A, 3 Month LIBOR + 1.300%	3.639(c)	01/16/30		750	749,544
Aurium CLO DAC (Ireland),
Series 4A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750(c)	01/16/31	EUR	3,000	3,485,010

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Aurium CLO DAC (Ireland), (cont’d.)
Series 4A, Class A2, 144A	1.620%	01/16/31	EUR	500	$ 585,178

Babson Euro CLO (Netherlands), Series 2015-1A, Class A1R, 144A, 3 Month EURIBOR + 0.820%	0.499(c)	10/25/29	EUR	1,000	1,167,827
Bain Capital Euro CLO DAC (Ireland), Series 2018-1A, Class A, 144A, 3 Month EURIBOR + 0.780%	0.780(c)	04/20/32	EUR	1,500	1,745,444
Battalion CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1R, 144A, 3 Month LIBOR + 1.180%	3.516(c)	10/17/26		850	849,990
Series 2015-8A, Class A1R, 144A, 3 Month LIBOR + 1.340%	3.673(c)	07/18/30		750	751,489
Series 2016-10A, Class A1, 144A, 3 Month LIBOR + 1.550%	3.892(c)	01/24/29		250	250,814
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.589(c)	07/15/29		750	750,857
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.589(c)	10/15/30		1,250	1,251,745

BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.330%	3.667(c)	04/13/27		750	750,000
Bosphorus CLO DAC (Ireland), Series 4A, Class A, 144A, 3 Month EURIBOR + 0.820%	0.820(c)	12/15/30	EUR	3,000	3,497,029
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.686(c)	01/17/28		1,000	989,520
Burnham Park CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.430%	3.778(c)	10/20/29		500	501,707
Canyon Capital CLO Ltd. (Cayman Islands), Series 2015-1A, Class AS, 144A, 3 Month LIBOR + 1.250%	3.589(c)	04/15/29		250	250,275
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050%	3.138(c)	07/27/31		3,750	3,736,216

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), (cont’d.)
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	3.306%(c)	04/17/31		2,500	$ 2,483,754

Carlyle Global Markets Strategies Euro CLO Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.250	08/15/27	EUR	1,100	1,286,218
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180%	3.519(c)	01/15/30		1,250	1,250,725
Series 2017-1A, Class A1B, 144A, 3 Month LIBOR + 1.230%	3.578(c)	04/20/31		250	250,432
Series 2017-2A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.568(c)	07/20/31		500	500,616
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400%	3.733(c)	10/18/26		250	250,228
Series 2014-1A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	3.607(c)	04/22/30		2,500	2,493,919
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980%	3.330(c)	04/24/31		2,000	1,986,857
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050%	3.164(c)	04/24/30		5,000	4,997,228
Series 2015-03A, Class AR, 144A, 3 Month LIBOR + 0.870%	3.212(c)	04/19/29		2,500	2,482,552
Series 2015-1A, Class ARR, 144A, 3 Month LIBOR + 1.110%	3.457(c)	01/22/31		1,000	999,608
CVC Cordatus Loan Fund (Ireland),
Series 3A, Class A1RR, 144A, 3 Month EURIBOR + 0.780%	0.780(c)	08/15/32	EUR	3,700	4,300,514
Series 3A, Class A2RR, 144A	1.750	08/15/32	EUR	2,300	2,704,614

CVC Cordatus Loan Fund X DAC (Ireland), Series 10A, Class A1, 144A	0.720	01/26/31	EUR	1,000	1,159,421
ECP CLO Ltd. (Cayman Islands), Series 2014-06A, Class A1A, 144A, 3 Month LIBOR + 1.450%	3.789(c)	07/15/26		250	249,997
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230%	3.569(c)	10/15/29		500	499,841

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.220%	3.559%(c)	07/15/30		750	$ 750,667

Ellington CLO Ltd. (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.700%	4.043(c)	02/15/29		4,000	4,019,055
Flagship CLO Ltd. (Cayman Islands), Series 2014-8A, Class ARR, 144A, 3 Month LIBOR + 0.850%	3.189(c)	01/16/26		2,500	2,496,957
Flatiron CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.890%	3.229(c)	04/15/27		1,600	1,595,204
Galaxy CLO Ltd. (Cayman Islands),
Series 2014-18A, Class AR, 144A, 3 Month LIBOR + 1.170%	3.509(c)	10/15/26		750	749,990
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790%	3.120(c)	11/15/26		4,500	4,486,892

Greenwood Park CLO Ltd. (Cayman Islands), Series 2018-1A, Class A2, 144A, 3 Month LIBOR + 1.010%	3.035(c)	04/15/31		2,500	2,488,568
Hayfin Emerald CLO DAC (Ireland), Series 1A, Class A2, 144A	—(p)	09/06/31	EUR	2,000	2,338,689
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A1R, 144A, 3 Month LIBOR + 1.000%	3.363(c)	02/05/31		250	247,932
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030%	3.365(c)	04/25/31		3,500	3,475,259
Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.627(c)	10/23/29		1,250	1,250,492

Jamestown CLO Ltd. (Cayman Islands), Series 2016-9A, Class A1B, 144A, 3 Month LIBOR + 1.500%	3.848(c)	10/20/28		750	750,900
Jubilee CLO BV (Netherlands), Series 2017-19A, Class A1, 144A, 3 Month EURIBOR + 0.800%	0.800(c)	07/15/30	EUR	950	1,107,359
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	3.519(c)	01/15/31		1,250	1,250,608
Series 18, Class A, 144A, 3 Month LIBOR + 1.270%	3.603(c)	07/18/30		750	750,640
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.643(c)	05/15/26		1,000	999,994

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
KVK CLO Ltd. (Cayman Islands), (cont’d.)
Series 2014-3A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.539%(c)	10/15/26		1,000	$ 999,987
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.930%	3.261(c)	05/20/29		4,000	3,983,553

Mariner CLO Ltd. (Cayman Islands), Series 2018-5A, Class A, 144A, 3 Month LIBOR + 1.110%	3.324(c)	04/25/31		4,000	3,982,758
Marlay Park CLO Ltd., Series 1A, Class A1A, 144A, 3 Month EURIBOR + 0.740%	0.740(c)	10/15/30	EUR	3,500	4,065,491
MidOcean Credit CLO (Cayman Islands),
Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.120%	2.681(c)	04/21/31		1,350	1,345,490
Series 2018-08A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.036(c)	02/20/31		1,500	1,499,814
Series 2018-8A, Class B, 144A, 3 Month LIBOR + 1.650%	3.536(c)	02/20/31		1,500	1,493,168

Mill Creek CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.750%	4.098(c)	04/20/28		250	249,990
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.210%	3.549(c)	01/16/31		1,000	996,008
Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120%	3.459(c)	07/15/31		5,000	4,982,891
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.599(c)	07/15/30		750	750,871
OZLM Funding Ltd. (Cayman Islands),
Series 2012-02A, Class A1R, 144A, 3 Month LIBOR + 1.440%	3.779(c)	10/30/27		500	500,022
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.597(c)	10/22/30		2,250	2,253,865
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.589(c)	10/30/30		1,000	1,001,784

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands), (cont’d.)
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	3.838%(c)	01/20/29		1,250	$ 1,253,890

OZLME Designated Activity Co. (Netherlands), Series 3A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750(c)	08/24/30	EUR	2,000	2,329,340
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 1.130%	3.466(c)	01/17/31		1,500	1,497,860
Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.631(c)	05/21/29		1,250	1,252,354
Series 2015-2A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.618(c)	07/20/30		1,500	1,502,142

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220%	3.053(c)	11/14/29		1,000	1,001,736
Regatta Funding LP (Cayman Islands), Series 2013-2A, Class A1R, 144A, 3 Month LIBOR + 1.540%	3.879(c)	01/15/29		500	501,511
Regatta Funding Ltd. (Cayman Islands),
Series 2016-1A, Class A1, 144A, 3 Month LIBOR + 1.520%	3.845(c)	12/20/28		500	501,041
Series 2017-1A, Class A, 144A, 3 Month LIBOR + 1.250%	3.586(c)	10/17/30		500	500,949

Romark CLO Ltd. (Cayman Islands), Series 2018-2A, Class A1, 144A, 3 Month LIBOR + 1.175%	2.355(c)	07/25/31		500	500,000
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-5RA, Class A, 144A, 3 Month LIBOR + 1.100%	3.463(c)	05/07/31		3,000	2,995,352
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170%	3.509(c)	07/15/31		3,750	3,749,877
Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270%	3.613(c)	08/15/30		500	500,746

Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.588(c)	07/20/30		500	500,739
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%	3.405(c)	01/26/31		1,500	1,496,789

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands), (cont’d.)
Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.228%(c)	07/20/27		250	$ 249,561
Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.280%	3.615(c)	07/25/30		1,000	1,000,891
Series 2017-3A, Class A1A, 144A, 3 Month LIBOR + 1.220%	3.568(c)	10/20/30		1,250	1,251,678

St Paul’s CLO DAC (Netherlands), Series 2017-7A, Class B2R, 144A	2.400	04/30/30	EUR	1,000	1,171,171
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.576(c)	01/17/30		1,500	1,497,648
Series 2013-3A, Class AR, 144A, 3 Month LIBOR + 1.300%	3.636(c)	07/17/26		250	249,999
TICP CLO Ltd. (Cayman Islands),
Series 2016-06A, Class A, 144A, 3 Month LIBOR + 1.550%	3.889(c)	01/15/29		500	501,522
Series 2017-7A, Class AS, 144A, 3 Month LIBOR + 1.230%	3.569(c)	07/15/29		750	750,536
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-3A, Class BR, 144A, 3 Month LIBOR + 1.400%	3.739(c)	07/15/27		2,000	1,984,767
Series 2016-5A, Class A, 144A, 3 Month LIBOR + 1.700%	4.035(c)	10/25/28		500	500,875
Series 2017-6A, Class A, 144A, 3 Month LIBOR + 1.320%	3.655(c)	07/25/29		750	751,470
Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.210%	3.545(c)	01/25/31		1,000	1,001,114
Series 2017-7A, Class B, 144A, 3 Month LIBOR + 1.600%	3.935(c)	01/25/31		750	751,653

Tryon Park CLO Ltd. (Cayman Islands), Series 2013-1A, Class A2R, 144A, 3 Month LIBOR + 1.500%	3.848(c)	04/15/29		1,500	1,497,366
Venture CDO Ltd. (Cayman Islands), Series 2017-28AR, Class A1, 144A, 3 Month LIBOR + 1.240%	3.587(c)	10/21/29		500	500,560
Venture CLO Ltd. (Cayman Islands), Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.219(c)	07/15/27		250	249,573
Voya CLO Ltd. (Cayman Islands),
Series 2013-1A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.549(c)	10/15/30		2,250	2,252,727

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands), (cont’d.)
Series 2013-2A, Class A1R, 144A, 3 Month LIBOR + 0.970%	3.305%(c)	04/25/31		1,500	$ 1,490,338
Series 2016-01A, Class A1R, 144A, 3 Month LIBOR + 1.070%	3.418(c)	01/20/31		1,500	1,496,770

Voya Euro CLO Designated Activity Co. (Ireland), Series 1A, Class A, 144A, 3 Month LIBOR + 0.750%	0.750(c)	10/15/30	EUR	2,500	2,905,268
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1, 144A, 3 Month LIBOR + 1.650%	3.998(c)	10/20/28		500	500,785
Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.320%	3.668(c)	04/20/29		500	500,845
Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.598(c)	10/20/29		1,000	1,002,021
Series 2017-3A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.486(c)	01/17/31		1,000	998,006
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100%	3.470(c)	07/17/31		5,000	4,976,058

York CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.497(c)	01/22/31		750	750,143
Zais CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.709(c)	07/15/29		1,000	1,002,356
Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	3.629(c)	04/15/30		750	754,051
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200%	3.720(c)	07/20/31		5,000	4,999,742
					169,276,067
Consumer Loans 1.2%
Lendmark Funding Trust,
Series 2016-2A, Class A, 144A	3.260	04/21/25		100	100,001
Series 2017-1A, Class A, 144A	2.830	12/22/25		200	198,100
Series 2017-2A, Class C, 144A	4.330	05/20/26		1,000	985,592
Series 2018-1A, Class A, 144A	3.810	12/21/26		1,800	1,801,827
OneMain Financial Issuance Trust,
Series 2015-01A, Class A, 144A	3.190	03/18/26		245	245,133
Series 2015-2A, Class A, 144A	2.570	07/18/25		42	41,838
Series 2015-2A, Class C, 144A	4.320	07/18/25		200	200,933
Series 2016-1A, Class A, 144A	3.660	02/20/29		300	301,612

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
OneMain Financial Issuance Trust, (cont’d.)
Series 2017-01A, Class B, 144A	2.790%	09/14/32	100	$ 96,905
Series 2017-1A, Class C, 144A	3.350	09/14/32	100	97,901
Series 2018-01A, Class A, 144A	3.300	03/14/29	500	496,906
Oportun Funding LLC,
Series 2016-C, Class A, 144A	3.280	11/08/21	300	299,813
Series 2017-A, Class A, 144A	3.230	06/08/23	500	491,454
Series 2017-B, Class A, 144A	3.220	10/10/23	800	787,851
Series 2018-A, Class A, 144A	3.610	03/08/24	540	536,780
Series 2018-B, Class A, 144A	3.910	07/08/24	750	748,691
Series 2018-B, Class B, 144A	4.500	07/08/24	250	249,298

PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%	4.414(c)	04/25/23	1,420	1,426,750
PNMAC GMSR Issuer Trust, Series 2017-GT02, Class A, 144A, 1 Month LIBOR + 4.000%	6.064(c)	08/25/23	325	325,659
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050	04/25/29	272	270,973
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160	11/15/24	277	276,964
				9,980,981
Home Equity Loans 1.9%
ABFC Trust, Series 2003-AHL1, Class A1	4.184(cc)	03/25/33	87	86,382
ACE Securities Corp. Home Equity Loan Trust, Series 2003-OP1, Class M1, 1 Month LIBOR + 1.050%	3.114(c)	12/25/33	199	197,438
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE07, Class M1, 1 Month LIBOR + 0.975%	3.047(c)	12/15/33	145	145,154
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE06, Class M1, 1 Month LIBOR + 0.855%	2.919(c)	08/25/34	318	309,276
Bear Stearns Asset-Backed Securities Trust, Series 2003-02, Class A3, 1 Month LIBOR + 1.500%	3.564(c)	03/25/43	318	314,088
Chase Funding Loan Acquisition Trust, Series 2004-OPT01, Class M1, 1 Month LIBOR + 0.855%	2.919(c)	06/25/34	1,008	979,762

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Home Equity Asset Trust, Series 2003-8, Class M1, 1 Month LIBOR + 1.080%	3.144%(c)	04/25/34	547	$ 551,574
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class A3, 1 Month LIBOR + 1.040%	3.104(c)	10/25/33	1,054	1,033,961
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020%	3.084(c)	10/25/33	227	224,320
New Residential Mortgage Loan Trust,
Series 2018-1A, Class A1A, 144A	4.000(cc)	12/25/57	729	732,694
Series 2018-RPL1, Class A1, 144A	3.500(cc)	12/25/57	8,131	8,063,986

Option One Mortgage Acceptance Corp., Asset-Backed Certificates, Series 2003-6, Class A2, 1 Month LIBOR + 0.660%	2.724(c)	11/25/33	1,122	1,099,522
RAMP Trust, Series 2005-EFC3, Class M5, 1 Month LIBOR + 0.640%	2.704(c)	08/25/35	1,400	1,413,547
				15,151,704
Residential Mortgage-Backed Securities 2.9%
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 144A, 1 Month LIBOR + 1.350%	3.414(c)	10/25/37	809	815,245
Countrywide Asset-Backed Certificates, Series 2003-BC02, Class 2A1, 1 Month LIBOR + 0.600%	2.664(c)	06/25/33	121	114,912
Credit Suisse Mortgage Trust,
Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	5.242(c)	12/26/46	491	501,190
Series 2018-3R, Class 1A1, 144A, 1 Month LIBOR + 1.200%	3.071(c)	12/25/46	1,398	1,396,711

CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-04, Class 1A, 1 Month LIBOR + 0.420%	2.484(c)	08/25/34	1,045	976,063
Fremont Home Loan Trust, Series 2004-2, Class M1, 1 Month LIBOR + 0.855%	2.919(c)	07/25/34	615	625,188
GSAMP Trust, Series 2007-HE01, Class A1, 1 Month LIBOR + 0.140%	2.204(c)	03/25/47	601	568,664
Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A, 144A, 1 Month LIBOR + 1.750%	3.852(c)	01/28/70	305	310,799

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

LSFVT, Series 2018-1, 1 Month LIBOR + 2.000%^	3.982%(c)	04/01/21		4,658	$ 4,644,361
Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		2,590	2,563,627
Structured Asset Investment Loan Trust,
Series 2003-BC02, Class A3, 1 Month LIBOR + 0.700%	2.764(c)	04/25/33		168	163,749
Series 2003-BC09, Class 3A3, 1 Month LIBOR + 0.700%	2.764(c)	08/25/33		101	101,487
Series 2004-8, Class A8, 1 Month LIBOR + 1.000%	3.064(c)	09/25/34		1,342	1,340,850

Towd Point Mortgage Funding PLC (United Kingdom), Series 2016-VA1, Class A1, 144A, 3 Month LIBOR + 1.200%	1.823(c)	02/20/54	GBP	233	306,885
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A	2.750(cc)	06/25/57		917	892,844
Series 2017-06, Class A1, 144A	2.750(cc)	10/25/57		1,149	1,118,937
Series 2018-02, Class A1, 144A	3.250(cc)	03/25/58		3,142	3,103,253
Series 2018-03, Class A1, 144A	3.750(cc)	05/25/58		3,736	3,729,521
VOLT LLC,
Series 2017-NP10, Class A1, 144A	3.000(cc)	10/25/47		400	395,490
Series 2017-NPL04, Class A1, 144A	3.375(cc)	04/25/47		46	45,489
					23,715,265
Student Loans 0.3%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400%	3.464(c)	01/25/41		37	37,469
Laurel Road Prime Student Loan Trust, Series 2018-A, Class A, 144A	3.792	02/25/43		1,440	2,053,728
					2,091,197
Total Asset-Backed Securities (cost $228,160,224)					227,036,963

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans 0.8%
Internet 0.1%
McAfee LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.572%(c)	09/30/24	560	$ 564,246
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.572(c)	09/29/25	150	152,625
				716,871
Technology 0.7%
Dell International LLC, Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%	3.580(c)	12/31/18	4,654	4,651,261
First Data Corp., Term Loan	—(p)	06/02/20	1,000	999,241
				5,650,502
Total Bank Loans (cost $6,355,233)				6,367,373
Commercial Mortgage-Backed Securities 10.4%
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60	1,000	952,309
Series 2017-BNK06, Class A4	3.254	07/15/60	800	767,316
Series 2017-BNK08, Class A3	3.229	11/15/50	675	645,388
Series 2018-BN10, Class A4	3.428	02/15/61	4,800	4,655,385

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	300	299,015
BBCMS Mortgage Trust, Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449%	3.520(c)	03/15/37	4,500	4,502,794
CD Commercial Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	600	579,046
Series 2017-CD05, Class A3	3.171	08/15/50	800	764,964
Series 2017-CD06, Class A4	3.190	11/13/50	1,650	1,579,694
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class A4	3.283	05/10/58	600	579,670
Series 2016-C7, Class A2	3.585	12/10/54	1,800	1,773,569
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	170	171,130
Series 2014-GC25, Class A4	3.635	10/10/47	1,250	1,252,620
Series 2015-GC33, Class A4	3.778	09/10/58	1,550	1,559,094
Series 2016-C03, Class A3	2.896	11/15/49	700	658,982
Series 2016-GC37, Class A4	3.314	04/10/49	600	583,239

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Citigroup Commercial Mortgage Trust, (cont’d.)
Series 2017-C04, Class A3	3.209%	10/12/50	1,150	$ 1,096,743
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	358,536
Series 2017-P08, Class A3	3.203	09/15/50	1,600	1,528,602
Series 2018-B02, Class A3	3.744	03/10/51	2,900	2,880,688
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778(cc)	11/10/31	300	282,462
Series 2016-CLNE, Class C, 144A	2.778(cc)	11/10/31	100	92,720

COMM Mortgage Trust, Series 2012-CR1, Class XA, IO	1.872(cc)	05/15/45	1,070	62,046
Commercial Mortgage Trust,
Series 2012-CR04, Class A2	1.801	10/15/45	5,345	5,225,402
Series 2013-CR10, Class A2	2.972	08/10/46	89	88,672
Series 2014-CR15, Class XB, IO, 144A	0.024(cc)	02/10/47	157,461	175,254
Series 2014-UBS05, Class A4	3.838	09/10/47	400	404,375
Series 2015-CR26, Class A4	3.630	10/10/48	50	49,716
Series 2015-LC21, Class A4	3.708	07/10/48	90	90,413
Series 2015-PC01, Class A5	3.902	07/10/50	1,490	1,504,298
Series 2016-COR1, Class A3	2.826	10/10/49	700	658,700
Series 2016-DC02, Class A5	3.765	02/10/49	275	275,343
Series 2017-COR02, Class A2	3.239	09/10/50	1,725	1,651,137
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	150	150,142
Series 2017-LSTK, Class B, 144A	3.030	04/05/33	500	491,930
Series 2017-LSTK, Class C, 144A	3.229	04/05/33	300	295,553

CSAIL Commercial Mortgage Trust, Series 2015-C03, Class A4	3.718	08/15/48	1,700	1,703,902
DBJPM Mortgage Trust,
Series 2016-C3, Class A4	2.632	09/10/49	400	371,366
Series 2017-C06, Class A4	3.071	06/10/50	600	569,880

DBWF Mortgage Trust, Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	200	188,053
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	250	241,868
Fannie Mae-Aces, Series 2015-M07, Class AB2	2.502	12/25/24	973	936,739
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	0.949(cc)	01/25/20	7,646	87,313
Series K007, Class X1, IO	1.036(cc)	04/25/20	5,718	80,005
Series K008, Class X1, IO	1.523(cc)	06/25/20	1,145	25,920
Series K018, Class X1, IO	1.358(cc)	01/25/22	2,929	108,201
Series K020, Class X1, IO	1.416(cc)	05/25/22	1,816	79,407
Series K025, Class X1, IO	0.860(cc)	10/25/22	6,537	198,097

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K069, Class X1, IO	0.369%(cc)	09/25/27	6,997	$ 211,286
Series K725, Class X1, IO	0.711(cc)	01/25/24	44,343	1,496,499
GS Mortgage Securities Trust,
Series 2014-GC20, Class XB, IO	0.431(cc)	04/10/47	15,000	361,767
Series 2017-GS06, Class A2	3.164	05/10/50	700	669,118
Series 2017-GS07, Class A3	3.167	08/10/50	1,180	1,125,669
Series 2017-GS08, Class A3	3.205	11/10/50	1,400	1,334,041
IMT Trust,
Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	500	490,737
Series 2017-APTS, Class XFLC, IO, 144A	—(p)	06/15/34	205,315	452
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A5	3.672	11/15/47	1,400	1,406,611
Series 2015-C29, Class A4	3.611	05/15/48	1,890	1,884,599
Series 2015-C29, Class XA, IO	0.827(cc)	05/15/48	19,564	616,765
Series 2015-C31, Class A3	3.801	08/15/48	1,475	1,485,878
Series 2016-C01, Class A5	3.576	03/15/49	600	593,883
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	350	342,118
Series 2017-C07, Class A4	3.147	10/15/50	1,100	1,049,950
Series 2018-C08, Class A3	3.944	06/15/51	4,000	4,036,937

JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	3,900	3,902,317
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class A3	2.988	02/15/48	1,025	988,335
Series 2016-C29, Class A3	3.058	05/15/49	2,750	2,636,118
Series 2016-C30, Class A5	2.860	09/15/49	350	328,518
Series 2017-C33, Class A4	3.337	05/15/50	1,200	1,158,562
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A4	3.809	12/15/48	1,770	1,777,404
Series 2017-H01, Class A4	3.259	06/15/50	600	576,580
Series 2017-HR02, Class A3	3.330	12/15/50	2,000	1,921,520
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50	1,100	1,053,000
Series 2017-C07, Class A3	3.418	12/15/50	2,100	2,030,526
Series 2018-C08, Class A3	3.720	02/15/51	2,700	2,671,643
Series 2018-C10, Class A3	4.048	05/15/51	1,400	1,419,245
Wells Fargo Commercial Mortgage Trust,
Series 2017-C39, Class A4	3.157	09/15/50	1,400	1,331,388
Series 2017-C40, Class A3	3.317	10/15/50	350	336,529
Series 2017-RB01, Class A4	3.374	03/15/50	875	847,967
Series 2018-C43, Class XB, IO	0.369(cc)	03/15/51	51,500	1,718,854

Total Commercial Mortgage-Backed Securities (cost $87,560,900)				85,082,514

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Convertible Bond 0.1%
Investment Companies
Aabar Investments PJSC (United Arab Emirates) (cost $987,131)	0.500%	03/27/20	EUR	900	$ 981,962
Corporate Bonds 30.6%
Aerospace & Defense 0.2%
General Dynamics Corp., Gtd. Notes	3.000	05/11/21		1,255	1,249,566
Agriculture 0.2%
BAT Capital Corp. (United Kingdom), Gtd. Notes, 144A	2.297	08/14/20		1,220	1,196,632
Philip Morris International, Inc., Sr. Unsec’d. Notes	4.125	05/17/21		100	102,136
					1,298,768
Airlines 0.3%
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	07/15/24		134	137,020
Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	11/23/20		75	75,913
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.400	04/19/21		1,725	1,714,676
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27		133	133,598
					2,061,207
Auto Manufacturers 0.5%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.747(c)	04/12/21		230	230,630
Gtd. Notes, 144A	3.100	04/12/21		305	303,067
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.200	05/05/20		210	205,987
Gtd. Notes, 144A	3.100	05/04/20		550	546,774
Gtd. Notes, 144A	3.350	05/04/21		915	910,274

General Motors Co., Sr. Unsec’d. Notes	6.600	04/01/36		70	75,814
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	3.189(c)	04/09/21		720	724,445
Gtd. Notes	3.500	07/10/19		295	296,717

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., (cont’d.)
Gtd. Notes(a)	3.550%	04/09/21	545	$ 544,041

Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	4.250	11/15/19	200	200,250
				4,037,999
Banks 7.8%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes	1.625	01/21/20	1,000	981,799
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	2.250	10/25/19	200	197,100
Banco do Brasil SA (Brazil), Gtd. Notes	3.875	10/10/22	1,100	1,051,391
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes	4.875	11/01/18	1,200	1,197,000
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.457(c)	04/12/23	200	200,898
Sr. Unsec’d. Notes	3.848	04/12/23	600	593,585
Bank Nederlandse Gemeenten NV (Netherlands),
Sr. Unsec’d. Notes, 144A	1.750	10/05/20	200	195,133
Sr. Unsec’d. Notes, 144A	2.375	02/01/22	800	781,426
Bank of America Corp.,
Jr. Sub. Notes, Series DD	6.300	12/31/49	40	42,600
Series L, Sr. Unsec’d. Notes, MTN	2.600	01/15/19	76	76,007
Sr. Unsec’d. Notes	3.004	12/20/23	447	433,833
Sr. Unsec’d. Notes, GMTN	3.300	01/11/23	125	123,386
Sr. Unsec’d. Notes, GMTN	3.593	07/21/28	530	504,059
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.870%	3.207(c)	04/01/19	250	251,345
Sr. Unsec’d. Notes, MTN	3.499	05/17/22	2,465	2,462,787
Sr. Unsec’d. Notes, MTN	3.824	01/20/28	675	656,569
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	250	254,556
Sr. Unsec’d. Notes, MTN	4.443	01/20/48	175	175,369
Sub. Notes, MTN	3.950	04/21/25	300	294,434

Bank of Baroda (India), Sr. Unsec’d. Notes, 144A	4.875	07/23/19	1,400	1,413,524
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.460%	2.797(c)	04/13/21	400	401,643
Sr. Unsec’d. Notes, Series D, MTN	3.100	04/13/21	415	413,818

Bank of New York Mellon Corp. (The), Jr. Sub. Notes	4.625	12/31/49	125	119,089

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.375%	01/12/26	200	$ 195,706
Sr. Unsec’d. Notes, GMTN	4.338	05/16/24	1,400	1,388,689
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	695	659,783
Sr. Unsec’d. Notes, 144A, MTN	3.500	03/01/23	350	342,923

Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850	04/01/21	550	545,012
Caixa Economica Federal (Brazil), Sub. Notes	7.250	07/23/24	815	827,469
Capital One Financial Corp., Sr. Unsec’d. Notes	3.450	04/30/21	3,445	3,430,892
Citibank NA, Sr. Unsec’d. Notes	3.050	05/01/20	3,700	3,693,088
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950	12/31/49	235	243,342
Jr. Sub. Notes, Series R	6.125	12/31/49	105	109,200
Sr. Unsec’d. Notes	3.520	10/27/28	990	931,934
Sr. Unsec’d. Notes	4.075	04/23/29	2,110	2,079,833
Sub. Notes	4.400	06/10/25	210	209,242
Sub. Notes	4.600	03/09/26	165	165,998
Sub. Notes	4.750	05/18/46	455	447,449

Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.125	12/10/20	250	247,857
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.150	01/22/21	470	458,820
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	315	307,296

Development Bank of Japan, Inc. (Japan), Gov’t. Gtd. Notes, 144A, MTN	2.125	09/01/22	200	191,289
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes	1.875	01/29/20	500	492,385
Gov’t. Liquid Gtd. Notes	2.250	02/18/20	250	247,240
Gov’t. Liquid Gtd. Notes, 144A	1.875	09/15/21	500	480,696
Gov’t. Liquid Gtd. Notes, 144A	2.500	01/25/21	750	738,867
Gov’t. Liquid Gtd. Notes, EMTN	2.250	01/30/19	3,000	2,993,046

Fifth Third Bank, Sr. Unsec’d. Notes	2.375	04/25/19	200	199,555
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375	12/31/49	175	178,500
Sr. Unsec’d. Notes	3.500	01/23/25	515	498,605
Sr. Unsec’d. Notes	3.500	11/16/26	280	265,720

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	3.850%	01/26/27	520	$ 505,198
Sr. Unsec’d. Notes	4.223	05/01/29	2,490	2,457,366
Sr. Unsec’d. Notes, GMTN	2.905	07/24/23	1,400	1,351,763
Sr. Unsec’d. Notes, Series D, MTN	6.000	06/15/20	755	791,389
Sub. Notes	5.150	05/22/45	125	129,566
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.926(c)	05/18/21	1,125	1,128,595
Sr. Unsec’d. Notes	5.100	04/05/21	125	130,177

Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.875	07/14/27	200	175,176
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.809(c)	12/29/49	200	200,880
Jr. Sub. Notes, Series X	6.100	12/31/49	125	128,729
Sr. Unsec’d. Notes	3.509	01/23/29	375	356,237
Sr. Unsec’d. Notes	3.625	05/13/24	350	347,633
Sr. Unsec’d. Notes(a)	3.964	11/15/48	845	779,267
Sr. Unsec’d. Notes	4.005	04/23/29	1,550	1,524,176
Sub. Notes	4.250	10/01/27	215	213,666

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes	3.086	04/26/21	3,000	2,992,772
KeyCorp, Sr. Unsec’d. Notes, MTN	5.100	03/24/21	400	416,670
Lloyds Bank PLC (United Kingdom), Gtd. Notes, 144A, MTN	5.800	01/13/20	375	388,600
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	4.375	03/22/28	675	666,071
Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.300	01/30/19	350	349,463
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	3.549	03/05/23	1,930	1,909,422
Morgan Stanley,
Jr. Sub. Notes, Series H, MTN	5.450	07/29/49	75	76,125
Sr. Unsec’d. Notes	4.375	01/22/47	290	286,752
Sr. Unsec’d. Notes, GMTN	3.125	01/23/23	400	391,081
Sr. Unsec’d. Notes, GMTN	3.772	01/24/29	310	299,167
Sr. Unsec’d. Notes, MTN	3.971	07/22/38	440	414,418
Sub. Notes, GMTN	4.350	09/08/26	490	487,010

MUFG Bank Ltd. (Japan), Sr. Unsec’d. Notes, 144A	2.300	03/10/19	310	309,129
PNC Bank NA, Sub. Notes	4.200	11/01/25	350	356,330

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	2.729%(c)	04/30/21	1,440	$ 1,441,925
Sr. Unsec’d. Notes, GMTN	3.200	04/30/21	3,870	3,868,288

Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375	03/16/20	240	236,859
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	2.375	03/25/19	325	323,886
State Bank of India (India), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%	3.287(c)	04/06/20	1,000	1,002,200
Sumitomo Mitsui Banking Corp. (Japan), Bank Gtd. Notes, 3 Month LIBOR + 0.350%	2.686(c)	01/17/20	1,325	1,327,252
U.S. Bancorp, Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.400%	2.735(c)	04/25/19	500	501,209
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	3.000	04/15/21	390	385,191
Wells Fargo & Co., Sr. Unsec’d. Notes	2.500	03/04/21	75	73,383
				64,114,808
Beverages 0.1%
Central American Bottling Corp. (Guatemala), Gtd. Notes, 144A	5.750	01/31/27	200	200,000
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A	3.551	05/25/21	615	617,022
				817,022
Biotechnology 0.0%
Amgen, Inc., Sr. Unsec’d. Notes	3.875	11/15/21	250	253,776
Building Materials 0.2%
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	2.825(c)	12/20/19	1,015	1,017,615
Vulcan Materials Co., Sr. Unsec’d. Notes, 144A	4.700	03/01/48	995	942,827
				1,960,442
Chemicals 0.5%
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	3.500	07/19/22	2,200	2,126,086

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
CNAC HK Finbridge Co. Ltd. (China), (cont’d.)
Gtd. Notes	4.125%	03/14/21		1,000	$ 998,712
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.125	11/15/21		100	101,867
Sr. Unsec’d. Notes	4.250	11/15/20		93	94,840

LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000	11/15/21		350	372,923
Mexichem SAB de CV (Mexico), Gtd. Notes, 144A	4.875	09/19/22		290	299,135
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		85	81,904
					4,075,467
Commercial Services 1.1%
ERAC USA Finance LLC, Gtd. Notes, 144A	2.800	11/01/18		100	100,017
Nexi Capital SpA (Italy), Sec’d. Notes, 144A	4.125	11/01/23	EUR	1,350	1,578,457
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000	04/15/22		3,000	2,915,625
SNCF Reseau EPIC (France),
Sr. Unsec’d. Notes, EMTN	1.375	10/11/19		1,000	982,222
Sr. Unsec’d. Notes, EMTN	2.000	10/13/20		2,000	1,955,856

University of Notre Dame du Lac, Unsec’d. Notes	3.394	02/15/48		400	369,831
Western Union Co. (The), Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	3.129(c)	05/22/19		780	782,054
					8,684,062
Computers 0.5%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A	5.875	06/15/21		2,686	2,750,564
Sr. Sec’d. Notes, 144A	3.480	06/01/19		100	100,327

EMC Corp., Sr. Unsec’d. Notes	2.650	06/01/20		300	292,481
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	2.850	10/05/18		24	24,010
Sr. Unsec’d. Notes, 144A	2.100	10/04/19		650	642,236
					3,809,618

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Distribution/Wholesale 0.2%
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.250%	07/15/22		1,325	$ 1,285,250
Diversified Financial Services 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), Gtd. Notes	3.750	05/15/19		150	150,837
American Express Co., Sr. Unsec’d. Notes(a)	3.375	05/17/21		3,280	3,284,512
Arrow Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.125	09/15/24	GBP	100	120,837
BOC Aviation Ltd. (Singapore), Sr. Unsec’d. Notes, EMTN	2.375	09/15/21		1,303	1,244,434
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A	3.150	07/24/24		1,000	985,562
Gtd. Notes, 144A	4.400	11/25/19		3,925	4,003,555
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A	2.375	01/29/21		1,000	984,951
Gtd. Notes, 144A, MTN	2.750	11/02/27		750	714,646

Discover Financial Services, Sr. Unsec’d. Notes	5.200	04/27/22		400	415,870
Intrum Justitia AB (Sweden), 144A	2.750	07/15/22	EUR	225	253,887
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	5.500	10/18/23		100	103,416
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, GMTN	2.750	03/19/19		100	99,980
Ontario Teachers’ Finance Trust (Canada),
Local Gov’t. Gtd. Notes, 144A	2.125	09/19/22		250	239,570
Local Gov’t. Gtd. Notes, 144A	2.750	04/16/21		250	247,789

Private Export Funding Corp., Sr. Unsec’d. Notes, 144A	2.650	02/16/21		200	198,331
					13,048,177
Electric 2.0%
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000	06/25/22		825	849,750
Calpine Corp.,
Sr. Sec’d. Notes, 144A	6.000	01/15/22		1,321	1,344,117

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Calpine Corp., (cont’d.)
Sr. Unsec’d. Notes	5.500%	02/01/24		1,000	$ 925,000

Commonwealth Edison Co., First Mortgage	2.150	01/15/19		25	24,960
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series C	4.300	12/01/56		25	24,468
ContourGlobal Power Holdings SA (Spain), Sr. Sec’d. Notes, 144A	5.125	06/15/21	EUR	275	329,143
DPL, Inc.,
Sr. Unsec’d. Notes	6.750	10/01/19		829	853,870
Sr. Unsec’d. Notes	7.250	10/15/21		275	297,687

Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.150	01/22/19		50	49,843
Enel Americas SA (Chile), Sr. Unsec’d. Notes	4.000	10/25/26		30	28,726
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.875	05/25/22		515	496,764
Gtd. Notes, 144A	3.500	04/06/28		265	240,081

FirstEnergy Corp., Series B, Sr. Unsec’d. Notes	3.900	07/15/27		505	492,112
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	4.350	01/15/25		125	125,573
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes	8.050	07/07/24		500	613,111
Local Gov’t. Gtd. Notes	9.400	02/01/21		225	257,120
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	9.375	01/28/20		1,265	1,368,793
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		320	312,462

Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24		425	433,788
Nova Scotia Power Finance Corp. (Canada), Gov’t. Gtd. Notes	9.400	04/01/21		1,400	1,605,173
NRG Energy, Inc., Gtd. Notes	6.250	07/15/22		2,000	2,062,500
Progress Energy, Inc., Sr. Unsec’d. Notes	4.400	01/15/21		300	307,920
Sempra Energy, Sr. Unsec’d. Notes	4.000	02/01/48		580	525,685
Vistra Energy Corp.,
Gtd. Notes	5.875	06/01/23		369	379,609
Gtd. Notes	7.375	11/01/22		2,030	2,118,812
					16,067,067

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction 0.0%
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250%	10/27/27		200	$ 174,519
Entertainment 0.6%
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250	02/28/47	GBP	100	130,820
Eldorado Resorts, Inc., Gtd. Notes	7.000	08/01/23		1,000	1,050,980
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.875	11/01/20		325	329,875
National CineMedia LLC, Sr. Sec’d. Notes	6.000	04/15/22		1,500	1,522,500
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20		500	498,750
Gtd. Notes	6.625	05/15/21		1,250	1,264,063
					4,796,988
Environmental Control 0.0%
Clean Harbors, Inc., Gtd. Notes	5.125	06/01/21		250	250,625
Foods 0.5%
B&G Foods, Inc., Gtd. Notes	4.625	06/01/21		1,250	1,239,062
General Mills, Inc., Sr. Unsec’d. Notes	3.200	04/16/21		650	647,029
JBS USA LUX SA/JBS USA Finance, Inc., Gtd. Notes, 144A	7.250	06/01/21		1,600	1,610,000
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000(c)	11/30/23	EUR	425	491,982
					3,988,073
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Gtd. Notes, 144A	5.400	11/01/20		200	208,948

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Forest Products & Paper (cont’d.)
International Paper Co., Sr. Unsec’d. Notes	4.400%	08/15/47	125	$ 116,794
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes	7.750	12/01/22	100	105,000
				430,742
Healthcare-Products 0.4%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900	11/30/21	380	374,826
Becton Dickinson & Co., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.875%	3.209(c)	12/29/20	2,370	2,374,378
Edwards Lifesciences Corp., Sr. Unsec’d. Notes	2.875	10/15/18	100	100,038
Medtronic, Inc., Gtd. Notes	2.500	03/15/20	645	640,238
				3,489,480
Healthcare-Services 0.5%
Centene Corp., Sr. Unsec’d. Notes	4.750	05/15/22	270	273,038
CHS/Community Health Systems, Inc.,
Sec’d. Notes, 144A(a)	8.125	06/30/24	100	82,250
Sr. Sec’d. Notes(a)	5.125	08/01/21	350	330,313

Cigna Corp., Sr. Unsec’d. Notes	4.500	03/15/21	100	102,585
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	6.500	09/15/18	250	250,951
HCA, Inc.,
Gtd. Notes	5.375	02/01/25	425	430,312
Gtd. Notes	7.500	02/15/22	200	219,750

Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48	800	791,648
Molina Healthcare, Inc., Gtd. Notes	5.375	11/15/22	475	484,500
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.625	07/15/24	700	678,125
Sr. Unsec’d. Notes	6.750	02/01/20	225	231,750
				3,875,222

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Holding Companies-Diversified 0.0%
Hutchison Whampoa International Ltd. (Hong Kong), Gtd. Notes, 144A	5.750%	09/11/19	350	$ 359,439
Home Builders 1.9%
AV Homes, Inc., Gtd. Notes	6.625	05/15/22	750	772,500
Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22	2,325	2,469,266
Brookfield Residential Properties, Inc. (Canada), Gtd. Notes, 144A	6.500	12/15/20	250	252,750
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	300	301,125
KB Home, Gtd. Notes	7.000	12/15/21	325	342,511
Lennar Corp., Gtd. Notes	4.125	01/15/22	400	396,500
M/I Homes, Inc., Gtd. Notes	6.750	01/15/21	875	894,688
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.875	12/15/23	1,500	1,533,450
Meritage Homes Corp.,
Gtd. Notes	6.000	06/01/25	750	755,168
Gtd. Notes	7.000	04/01/22	500	537,500

PulteGroup, Inc., Gtd. Notes	4.250	03/01/21	350	350,000
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250	04/15/21	3,250	3,246,847
TRI Pointe Group, Inc., Gtd. Notes	4.875	07/01/21	350	350,875
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes	4.375	06/15/19	650	650,624
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25	500	472,580
Gtd. Notes	7.000	08/15/22	2,000	2,037,500
				15,363,884

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Furnishings 0.0%
Whirlpool Corp.,
Sr. Unsec’d. Notes	2.400%	03/01/19		150	$ 149,714
Sr. Unsec’d. Notes	4.700	06/01/22		100	103,177
					252,891
Housewares 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	2.600	03/29/19		143	142,343
Sr. Unsec’d. Notes	4.000	06/15/22		100	98,879
Sr. Unsec’d. Notes	5.500	04/01/46		350	336,527
					577,749
Insurance 0.3%
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26		135	133,066
AXIS Specialty Finance LLC, Gtd. Notes	5.875	06/01/20		250	259,859
Lincoln National Corp., Sr. Unsec’d. Notes	6.250	02/15/20		600	625,359
Markel Corp., Sr. Unsec’d. Notes	4.900	07/01/22		250	258,581
Wand Merger Corp., Sr. Unsec’d. Notes, 144A	8.125	07/15/23		1,075	1,118,107
XLIT Ltd. (Bermuda), Gtd. Notes	2.300	12/15/18		400	399,657
					2,794,629
Internet 0.1%
Baidu, Inc. (China), Sr. Unsec’d. Notes	3.250	08/06/18		200	199,837
Netflix, Inc., Sr. Unsec’d. Notes	3.625	05/15/27	EUR	325	373,576
Tencent Holdings Ltd. (China), Sr. Unsec’d. Notes, 144A	3.375	05/02/19		250	250,647
					824,060
Iron/Steel 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250	08/10/26		28	30,800

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.7%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750%	11/15/21	3,000	$ 3,097,500
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.000	03/01/19	200	199,945
Sr. Unsec’d. Notes	3.250	09/15/22	100	98,220

MGM Resorts International, Gtd. Notes	6.000	03/15/23	2,000	2,072,500
Studio City Co., Ltd. (Hong Kong), Sr. Sec’d. Notes, 144A	7.250	11/30/21	200	207,500
				5,675,665
Machinery-Diversified 0.0%
CNH Industrial Capital LLC,
Gtd. Notes	4.375	11/06/20	200	202,620
Gtd. Notes	4.875	04/01/21	75	76,823

Xylem, Inc., Sr. Unsec’d. Notes	4.875	10/01/21	100	104,079
				383,522
Media 1.4%
Altice US Finance I Corp., Sr. Sec’d. Notes, 144A	5.375	07/15/23	1,425	1,437,469
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes	5.250	03/15/21	1,200	1,212,000
Sr. Unsec’d. Notes	5.250	09/30/22	913	922,130
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	2,500	2,493,750

Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125	12/15/21	2,550	2,543,625
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	85	81,658
Sr. Sec’d. Notes	6.384	10/23/35	60	64,967
Sr. Sec’d. Notes	6.484	10/23/45	70	76,374
Sr. Sec’d. Notes	6.834	10/23/55	20	21,875

Discovery Communications LLC, Gtd. Notes	5.000	09/20/37	190	186,256
DISH DBS Corp., Gtd. Notes	5.125	05/01/20	1,500	1,488,750
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	5.500	04/15/21	300	302,250

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750%	09/15/22	324	$ 330,885
Warner Media LLC, Gtd. Notes	3.800	02/15/27	140	133,866
				11,295,855
Mining 0.3%
Teck Resources Ltd. (Canada), Gtd. Notes, 144A	8.500	06/01/24	2,000	2,202,500
Miscellaneous Manufacturing 0.0%
Textron, Inc., Sr. Unsec’d. Notes	3.650	03/01/21	25	25,085
Multi-National 1.8%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28	3,000	3,579,233
Sr. Unsec’d. Notes	6.375	10/01/28	1,080	1,335,175
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21	865	829,959
Sr. Unsec’d. Notes	2.750	01/06/23	800	771,240
Sr. Unsec’d. Notes	4.375	06/15/22	1,100	1,131,735
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25	500	612,625
Unsec’d. Notes	6.950	08/01/26	500	615,256
Unsec’d. Notes, MTN	6.750	07/15/27	1,895	2,340,471
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400	10/26/22	2,000	1,929,820
Sr. Unsec’d. Notes	4.375	02/11/20	1,600	1,629,017
				14,774,531
Office Furnishings 0.0%
Steelcase, Inc., Sr. Unsec’d. Notes	6.375	02/15/21	100	106,001
Office/Business Equipment 0.1%
Pitney Bowes, Inc., Sr. Unsec’d. Notes	3.625	09/15/20	515	510,494

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas 1.6%
Anadarko Finance Co., Gtd. Notes, Series B	7.500%	05/01/31		250	$ 311,642
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	5.400	06/15/47		1,337	1,347,388
CNOOC Finance Ltd. (China), Gtd. Notes	3.000	05/09/23		200	192,221
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22		500	501,005
Gtd. Notes	8.000	04/01/23		360	379,800

Concho Resources, Inc., Gtd. Notes	4.875	10/01/47		350	356,025
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650	03/15/25		300	307,383
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.150	06/15/19		350	358,855
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	3.875	04/19/22		200	198,500
Sr. Unsec’d. Notes, 144A	4.750	04/19/27		200	200,560

Noble Energy, Inc., Sr. Unsec’d. Notes	4.150	12/15/21		150	152,360
Pertamina Persero PT (Indonesia), Sr. Unsec’d. Notes	4.875	05/03/22		400	408,442
Petrobras Global Finance BV (Brazil),
Gtd. Notes	4.375	05/20/23		600	578,100
Gtd. Notes	5.750	02/01/29		300	275,250
Gtd. Notes	6.125	01/17/22		14	14,514
Gtd. Notes	7.375	01/17/27		50	52,000
Gtd. Notes	8.375	05/23/21		65	71,468
Gtd. Notes, 144A	5.299	01/27/25		175	167,274
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.375	03/13/22		2,988	3,068,676
Gtd. Notes	6.500	03/13/27		175	177,625
Gtd. Notes, 144A	5.350	02/12/28		200	186,860
Gtd. Notes, EMTN	2.500	08/21/21	EUR	1,100	1,324,867
Gtd. Notes, EMTN	2.750	04/21/27	EUR	200	214,680
Gtd. Notes, EMTN	4.875	02/21/28	EUR	100	122,196

Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		600	589,392
Sinopec Group Overseas Development 2014 Ltd. (China), Gtd. Notes	2.750	04/10/19		500	498,236

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Sinopec Group Overseas Development 2017 Ltd. (China), Gtd. Notes, 144A	2.250%	09/13/20		780	$ 759,063
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500	03/23/21		120	124,320
					12,938,702
Packaging & Containers 0.4%
Greif, Inc., Sr. Unsec’d. Notes	7.750	08/01/19		250	259,763
Horizon Parent Holdings Sarl (France), Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	02/15/22	EUR	100	121,822
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes	5.750	10/15/20		1,987	1,990,247
Sr. Sec’d. Notes, 144A(a)	5.125	07/15/23		1,125	1,118,700
					3,490,532
Pharmaceuticals 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25		95	92,664
Sr. Unsec’d. Notes	4.500	05/14/35		150	147,651
Allergan Funding SCS,
Gtd. Notes	3.800	03/15/25		75	73,586
Gtd. Notes	4.550	03/15/35		165	160,922

Bausch Health Cos., Inc., Sr. Sec’d. Notes, 144A	6.500	03/15/22		150	156,405
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	2.965(c)	06/25/21		665	669,685
Gtd. Notes, 144A	3.500	06/25/21		300	300,660

Cardinal Health, Inc., Sr. Unsec’d. Notes	2.616	06/15/22		1,215	1,161,597
CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45		70	72,834
Mylan, Inc., Gtd. Notes, 144A	4.550	04/15/28		1,025	1,010,231
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400	09/23/21		1,405	1,354,195
Gtd. Notes	3.200	09/23/26		925	854,792
					6,055,222

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 0.6%
Energy Transfer Partners LP, Gtd. Notes	6.000%	06/15/48	100	$ 104,466
EnLink Midstream Partners LP, Sr. Unsec’d. Notes	2.700	04/01/19	50	49,818
Enterprise Products Operating LLC, Gtd. Notes	3.900	02/15/24	250	252,152
Kinder Morgan Energy Partners LP,
Gtd. Notes	3.950	09/01/22	372	373,324
Gtd. Notes	6.500	04/01/20	50	52,472

MPLX LP, Sr. Unsec’d. Notes	5.200	03/01/47	20	20,313
NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.375	08/15/22	125	125,313
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	385	390,443
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	2.850	01/31/23	350	330,173
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	5.625	04/15/20	825	848,842
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	09/15/24	575	589,375
Western Gas Partners LP, Sr. Unsec’d. Notes	2.600	08/15/18	75	74,994
Williams Partners LP,
Sr. Unsec’d. Notes	4.000	09/15/25	225	222,821
Sr. Unsec’d. Notes	4.500	11/15/23	670	684,657
Sr. Unsec’d. Notes	6.300	04/15/40	850	974,867
				5,094,030
Real Estate Investment Trusts (REITs) 0.3%
FelCor Lodging LP, Gtd. Notes	6.000	06/01/25	500	511,250
HCP, Inc., Sr. Unsec’d. Notes	3.750	02/01/19	100	100,165
Healthcare Trust of America Holdings LP, Gtd. Notes	2.950	07/01/22	555	536,333
Kimco Realty Corp., Sr. Unsec’d. Notes	6.875	10/01/19	100	104,384
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes	5.375	06/01/23	100	100,250

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Sabra Health Care LP/Sabra Capital Corp., (cont’d.)
Gtd. Notes	5.500%	02/01/21	800	$ 811,000

Weyerhaeuser Co., Sr. Unsec’d. Notes	7.375	10/01/19	100	104,746
				2,268,128
Retail 0.4%
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	3.036(c)	04/17/20	500	501,021
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24	250	249,375
Hot Topic, Inc., Sr. Sec’d. Notes, 144A	9.250	06/15/21	275	266,750
L Brands, Inc.,
Gtd. Notes(a)	5.625	02/15/22	519	528,731
Gtd. Notes	6.625	04/01/21	400	421,000
Gtd. Notes	7.000	05/01/20	250	261,875

PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25	50	39,250
Rite Aid Corp., Gtd. Notes, 144A(a)	6.125	04/01/23	500	502,500
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25	250	233,750
				3,004,252
Semiconductors 0.0%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.875	01/15/27	340	318,861
Maxim Integrated Products, Inc., Sr. Unsec’d. Notes	2.500	11/15/18	100	100,020
				418,881
Software 1.0%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125	07/15/21	2,175	2,226,656
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23	4,500	4,708,125
Fiserv, Inc., Sr. Unsec’d. Notes	3.850	06/01/25	275	274,446

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Software (cont’d.)
Infor US, Inc., Sr. Sec’d. Notes, 144A	5.750%	08/15/20		300	$ 304,125
Microsoft Corp., Sr. Unsec’d. Notes	4.500	02/06/57		155	170,407
Nuance Communications, Inc., Gtd. Notes, 144A	5.375	08/15/20		182	181,318
					7,865,077
Telecommunications 1.5%
America Movil SAB de CV (Mexico), Gtd. Notes	5.000	03/30/20		100	102,401
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125	03/11/23		200	200,035
CenturyLink, Inc.,
Sr. Unsec’d. Notes	5.625	04/01/20		2,150	2,198,375
Sr. Unsec’d. Notes, Series S	6.450	06/15/21		850	876,563

CommScope, Inc., Gtd. Notes, 144A	5.000	06/15/21		875	878,281
Level 3 Financing, Inc., Gtd. Notes	6.125	01/15/21		400	403,624
Qwest Corp., Sr. Unsec’d. Notes	6.750	12/01/21		50	53,152
Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20		5,200	5,397,080
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Sr. Sec’d. Notes, 144A	3.360	03/20/23		325	323,375
Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375	06/24/19	GBP	200	272,504
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.500	11/01/21		595	598,182
Sr. Unsec’d. Notes	4.500	08/10/33		250	247,980

Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	2.625	01/20/23	EUR	350	388,295
					11,939,847

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.0%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.450%	09/15/21	100	$ 100,503
XPO Logistics, Inc., Gtd. Notes, 144A	6.500	06/15/22	196	201,390
				301,893
Trucking & Leasing 0.1%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23	1,150	1,144,250
Total Corporate Bonds (cost $251,722,991)				249,466,797
Municipal Bonds 0.2%
California 0.0%
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	25	24,762
Taxable, Revenue Bonds, Series J	4.131	05/15/45	25	25,104
				49,866
Illinois 0.2%
State of Illinois, GO Unlimited, Series D	5.000	11/01/22	985	1,045,991
New Jersey 0.0%
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series F	7.414	01/01/40	100	144,181
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	125	123,523
Total Municipal Bonds (cost $1,376,083)				1,363,561
Residential Mortgage-Backed Securities 2.3%
Bellemeade Re Ltd.,
Series 2017-1, Class M1, 144A, 1 Month LIBOR + 1.700%	3.764(c)	10/25/27	192	192,885

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd., (cont’d.)
Series 2018-1A, Class M1B, 144A, 1 Month LIBOR + 1.600%	3.664%(c)	04/25/28	600	$ 601,904
CIM Trust,
Series 2017-2, Class A1, 144A, 1 Month LIBOR + 2.000%	4.092(c)	12/25/57	577	583,812
Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	4.092(c)	01/25/57	1,227	1,251,553
Series 2017-6, Class A1, 144A	3.015(cc)	06/25/57	395	386,360
Series 2017-8, Class A1, 144A	3.000(cc)	12/25/65	957	941,899

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.481(cc)	09/25/47	74	69,644
Fannie Mae Connecticut Avenue Securities,
Series 2016-C03, Class 2M1, 1 Month LIBOR + 2.200%	4.264(c)	10/25/28	47	47,189
Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.514(c)	01/25/29	72	72,326

Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	5.364(c)	10/25/27	570	636,913
Government National Mortgage Assoc., Series 2016-164, Class IG, IO	4.000	12/20/46	5,596	1,062,378
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 144A, 1 Month LIBOR + 0.140%	2.204(c)	01/26/37	162	159,075
Series 2015-3R, Class 1A2, 144A, 1 Month LIBOR + 0.140%	2.204(c)	01/26/37	125	119,372

JPMorgan Mortgage Trust, Series 2018-7FRB, Class A2, 144A, 1 Month LIBOR + 0.750%	2.841(c)	04/25/46	759	760,749
LSTAR Securities Investment Ltd.,
Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	4.092(c)	05/01/22	467	467,430
Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%	3.742(c)	11/01/22	331	332,457
Series 2017-9, Class A, 144A, 1 Month LIBOR + 1.550%	3.642(c)	12/01/22	119	118,975
LSTAR Securities Investment Trust,
Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%	3.842(c)	09/01/22	358	359,133
Series 2018-2, Class A1, 144A, 1 Month LIBOR + 1.500%	3.592(c)	04/01/23	2,776	2,778,292

New Residential Mortgage Loan Trust, Series 2018-02A, Class A1, 144A	4.500(cc)	02/25/58	1,630	1,658,126

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Oaktown Re Ltd., Series 2018-1A, Class M1, 144A, 1 Month LIBOR + 1.550%	3.614%(c)	07/25/28		400	$ 400,000
Permanent Master Issuer PLC, Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380%	2.747(c)	07/15/58		2,300	2,293,650
PNMAC GMSR Issuer Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	4.914(c)	02/25/23		440	445,127
Radnor RE Ltd.,
Series 2018-1, Class M1, 144A, 1 Month LIBOR + 1.400%	3.464(c)	03/25/28		630	630,549
Series 2018-1, Class M2, 144A, 1 Month LIBOR + 2.700%	4.764(c)	03/25/28		330	332,523

Ripon Mortgages PLC, Series 1X, Class A2, 3 Month GBP LIBOR + 0.800%	1.423(c)	08/20/56	GBP	1,427	1,875,184
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	4.151(cc)	12/25/34		326	318,374
Total Residential Mortgage-Backed Securities (cost $18,980,015)					18,895,879
Sovereign Bonds 10.0%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	4.625	01/11/23		650	584,032
Sr. Unsec’d. Notes	6.875	04/22/21		150	150,300
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	351	412,382
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	235	273,567
Sr. Unsec’d. Notes	8.280	12/31/33		231	221,215
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		450	439,101
Gov’t. Gtd. Notes, 144A	5.333	02/15/28		200	195,156
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	7.375	03/18/19		2,000	2,055,000
Sr. Unsec’d. Notes	11.750	02/25/20		1,000	1,126,000

Costa Rica Government International Bond (Costa Rica), Bonds	4.370	05/22/19		600	599,326
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	6.375	03/24/21		200	213,000
Sr. Unsec’d. Notes	6.625	07/14/20		2,000	2,109,880
Sr. Unsec’d. Notes	6.750	11/05/19		1,000	1,042,000
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	7.500	05/06/21		1,100	1,161,600

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Dominican Republic International Bond (Dominican Republic), (cont’d.)
Sr. Unsec’d. Notes, 144A	6.000%	07/19/28		400	$ 404,000
Sr. Unsec’d. Notes, 144A	7.500	05/06/21		150	158,400

Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	690	790,423
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		600	565,128
Hellenic Republic Government Bond (Greece),
Bonds	3.000(cc)	02/24/23	EUR	850	996,460
Bonds	3.000(cc)	02/24/24	EUR	2,227	2,587,973
Bonds	3.000(cc)	02/24/26	EUR	70	80,651
Bonds	3.000(cc)	02/24/27	EUR	300	338,583
Bonds	3.000(cc)	02/24/28	EUR	170	192,100
Bonds	3.000(cc)	02/24/29	EUR	400	447,383
Bonds	3.000(cc)	02/24/30	EUR	100	110,136
Bonds	3.000(cc)	02/24/31	EUR	120	129,402
Bonds	3.000(cc)	02/24/32	EUR	100	107,414
Bonds	3.000(cc)	02/24/33	EUR	330	348,901
Bonds	3.000(cc)	02/24/34	EUR	150	157,083
Bonds	3.000(cc)	02/24/35	EUR	280	291,616
Sr. Unsec’d Notes	3.500	01/30/23	EUR	2,915	3,479,402
Sr. Unsec’d. Notes	4.200	01/30/42	EUR	195	204,262

Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	470	562,002
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		120	127,800
Sr. Unsec’d. Notes	5.750	11/22/23		200	217,750
Sr. Unsec’d. Notes	6.250	01/29/20		3,000	3,138,768
Sr. Unsec’d. Notes	6.375	03/29/21		1,970	2,112,825

Iceland Government International Bond (Iceland), Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	1,000	1,182,544
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	250	318,062
Sr. Unsec’d. Notes, 144A	3.375	07/30/25	EUR	400	508,899
Sr. Unsec’d. Notes, 144A, MTN	2.150	07/18/24	EUR	250	297,779
Sr. Unsec’d. Notes, 144A, MTN	5.875	01/15/24		1,000	1,083,328
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	800	996,632
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	100	131,259

Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, 144A	1.625	09/14/18		200	199,745
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes, 144A	6.752	03/09/23		200	199,078
Unsec’d. Notes, 144A	5.800	01/15/28		300	282,665

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.500%	07/21/21		600	$ 571,069
Gov’t. Gtd. Notes	1.750	05/29/19		400	396,716
Gov’t. Gtd. Notes	1.875	04/20/21		1,000	966,314
Gov’t. Gtd. Notes	2.125	07/21/20		200	196,558
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	2.000	09/08/20		200	195,122
Sr. Unsec’d. Notes, 144A, MTN	2.125	04/13/21		600	581,919
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		200	194,712
Sr. Unsec’d. Notes, 144A, MTN	3.250	04/24/23		400	398,172
Sr. Unsec’d. Notes, EMTN	2.125	04/13/21		200	193,973
Sr. Unsec’d. Notes, MTN	2.625	04/20/22		400	389,424

Japan International Cooperation Agency (Japan), Gov’t. Gtd. Notes	1.875	11/13/19		1,200	1,182,455
Kommunalbanken AS (Norway), Sr. Unsec’d. Notes, EMTN	1.500	10/22/19		1,500	1,477,749
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes	6.125	03/09/21		600	642,600
Sr. Unsec’d. Notes	6.625	02/01/22		5,400	5,980,230

Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN	5.125	10/15/24		6,200	6,464,517
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	940	1,308,825
Province of Alberta (Canada),
Sr. Unsec’d. Notes	2.200	07/26/22		250	240,497
Sr. Unsec’d. Notes	3.300	03/15/28		1,425	1,408,765
Province of Manitoba (Canada),
Sr. Unsec’d. Notes	2.050	11/30/20		1,000	977,816
Sr. Unsec’d. Notes	2.125	05/04/22		325	311,782
Province of Nova Scotia (Canada),
Debentures	8.250	07/30/22		1,000	1,173,943
Debentures	8.750	04/01/22		1,000	1,172,637
Province of Ontario (Canada),
Sr. Unsec’d. Notes	1.625	01/18/19		1,000	996,089
Sr. Unsec’d. Notes	2.000	09/27/18		2,000	1,998,860
Sr. Unsec’d. Notes	2.250	05/18/22		1,250	1,206,614
Sr. Unsec’d. Notes	2.500	09/10/21		330	323,637
Province of Quebec (Canada),
Debentures	7.125	02/09/24		280	331,577
Debentures	7.500	07/15/23		250	296,849
Sr. Unsec’d. Notes	2.750	04/12/27		170	162,483
Unsec’d. Notes, MTN	7.485(cc)	03/02/26		1,000	1,253,082
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500	02/15/23		200	182,502
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		1,750	1,785,018

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor 2.000%)	2.000%(c)	06/15/20	EUR	500	$ 595,255
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	1,516	1,849,263
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		705	747,432
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes	5.000	03/23/22		500	527,383
Sr. Unsec’d. Notes, EMTN	4.200	04/15/20	EUR	1,000	1,256,379
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	5.875	09/16/25		455	474,274
Sr. Unsec’d. Notes	6.875	05/27/19		600	616,348

Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		375	374,729
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	240	274,003
Slovenia Government International Bond (Slovenia), Sr. Unsec’d. Notes	5.250	02/18/24		200	217,017
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000	05/17/21		2,400	2,314,255
Sr. Unsec’d. Notes	2.125	05/20/19		2,200	2,186,899
Sr. Unsec’d. Notes	2.500	06/08/22		1,000	967,735
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		200	193,547
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		400	398,112

Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625	03/30/21		230	226,591
Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975	04/20/55		170	168,470
Total Sovereign Bonds (cost $82,652,246)					81,681,210
U.S. Government Agency Obligations 1.1%
Federal Home Loan Mortgage Corp.	3.156(s)	12/11/25		3,000	2,367,759
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31		600	809,429
Federal National Mortgage Assoc.	2.000	10/05/22		1,000	964,001
Federal National Mortgage Assoc.(k)	6.625	11/15/30		605	806,089
Federal National Mortgage Assoc.(k)	7.125	01/15/30		580	789,650
Freddie Mac Strips Coupon	2.875(s)	01/15/21		560	520,900
Freddie Mac Strips Coupon	2.881(s)	03/15/21		330	305,454
Freddie Mac Strips Coupon	2.910(s)	07/15/21		300	274,732
Israel Government USAID Bond, Gov’t. Gtd. Notes	2.790(s)	03/15/22		1,000	897,124

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Residual Funding Corp. Strip Principal, Sr. Unsec’d. Notes	1.716%(s)	07/15/20	235	$ 222,588
Residual Funding Corp. Strip Principal, Bonds	1.727(s)	10/15/20	1,295	1,217,064
Total U.S. Government Agency Obligations (cost $9,357,920)				9,174,790
U.S. Treasury Obligations 12.3%
U.S. Treasury Bonds	2.875	11/15/46	2,000	1,920,391
U.S. Treasury Bonds	3.000	05/15/47	980	963,884
U.S. Treasury Bonds	3.000	02/15/48	3,995	3,930,237
U.S. Treasury Notes	1.250	06/30/19	905	895,314
U.S. Treasury Notes	1.375	09/30/19	11,345	11,196,540
U.S. Treasury Notes	1.500	02/28/23	9,225	8,696,364
U.S. Treasury Notes	1.625	04/30/23	1,845	1,745,543
U.S. Treasury Notes(h)	1.750	05/15/23	7,630	7,258,038
U.S. Treasury Notes	1.875	04/30/22	2,355	2,276,991
U.S. Treasury Notes	1.875	09/30/22	3,835	3,692,236
U.S. Treasury Notes	2.000	11/30/20	480	472,200
U.S. Treasury Notes	2.000	08/31/21	2,200	2,149,641
U.S. Treasury Notes	2.125	08/15/21	6,710	6,582,877
U.S. Treasury Notes(k)	2.125	09/30/21	14,250	13,968,340
U.S. Treasury Notes	2.125	06/30/22	2,115	2,061,381
U.S. Treasury Notes	2.125	05/15/25	6,995	6,650,715
U.S. Treasury Notes	2.250	11/15/24	2,090	2,010,564
U.S. Treasury Notes	2.375	08/15/24	3,425	3,324,926
U.S. Treasury Notes	2.500	05/31/20	255	254,273
U.S. Treasury Notes	2.500	06/30/20	2,195	2,188,055
U.S. Treasury Notes	2.500	05/15/24	11,125	10,892,070
U.S. Treasury Notes	2.625	07/31/20	250	249,775
U.S. Treasury Notes	2.625	07/15/21	1,905	1,897,410
U.S. Treasury Notes	2.750	07/31/23	1,780	1,771,795
U.S. Treasury Notes	2.875	07/31/25	1,695	1,689,306
U.S. Treasury Notes	2.875	05/15/28	1,595	1,582,788
U.S. Treasury Strips Coupon	2.783(s)	08/15/29	100	71,233
U.S. Treasury Strips Coupon	2.878(s)	05/15/31	100	67,268
U.S. Treasury Strips Coupon	3.042(s)	11/15/35	200	116,570
U.S. Treasury Strips Coupon	3.202(s)	08/15/40	200	100,494
Total U.S. Treasury Obligations (cost $102,285,786)				100,677,219

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stock 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)* (cost $23,457)	1,338	$ 19,501
Preferred Stock 0.0%
Capital Markets
State Street Corp. 5.350% (cost $125,000)	5,000	130,400

Total Long-Term Investments (cost $789,586,986)		780,878,169

Short-Term Investments 5.7%
Affiliated Mutual Funds 5.2%
PGIM Core Ultra Short Bond Fund(w)	35,362,338	35,362,338
PGIM Institutional Money Market Fund (cost $7,145,576; includes $7,126,849 of cash collateral for securities on loan)(b)(w)	7,145,753	7,146,467
Total Affiliated Mutual Funds (cost $42,507,914)		42,508,805

	Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper 0.5%
Ford Motor Credit Co. LLC 144A (cost $4,423,566)	3.201%	04/09/19	4,520	4,433,559
Options Purchased*~ 0.0%
(cost $43,972)				17,869

Total Short-Term Investments (cost $46,975,452)				46,960,233
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.3% (cost $836,562,438)				827,838,402

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Value
Options Written*~ (0.0)%
(premiums received $36,380)	$ (16,395)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.3% (cost $836,526,058)	827,822,007
Liabilities in excess of other assets(z) (1.3)%	(10,652,284)

Net Assets 100.0%	$817,169,723

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $4,646,201 and 0.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,968,234; cash collateral of $7,126,849 (including in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of July 31, 2018.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investments Portfolios 2 - PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:
Options Purchased:

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%		—		9,885	$233
2-Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%		—		9,610	226
Total OTC Traded (cost $19,492)									$459

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 6/20/23	Call	Citigroup Global Markets	09/19/18	$107.50	5.00%(Q)	CDX.NA.HY. 30.V1(Q)	6,800	$ 7,358
CDX.NA.HY.30.V1, 6/20/23	Call	Goldman Sachs & Co.	12/19/18	$107.00	5.00%(Q)	CDX.NA.HY. 30.V1(Q)	3,400	10,052
Total OTC Swaptions (cost $24,480)								$17,410
Total Options Purchased (cost $43,972)								$17,869

Options Written:

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.30.V1, 6/20/23	Put	Citigroup Global Markets	09/19/18	$100.50	5.00%(Q)	CDX.NA.HY. 30.V1(Q)	3,400	$ (2,535)
CDX.NA.HY.30.V1, 6/20/23	Put	Goldman Sachs & Co.	12/19/18	$100.50	5.00%(Q)	CDX.NA.HY. 30.V1(Q)	3,400	(13,860)
Total Options Written (premiums received $36,380)								$(16,395)

Futures contracts outstanding at July 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
94	90 Day Euro Dollar	Dec. 2020	$ 22,778,550	$ (32,425)
639	2 Year U.S. Treasury Notes	Sep. 2018	135,068,625	13,469
1,220	5 Year U.S. Treasury Notes	Sep. 2018	138,012,500	15,133
461	10 Year U.S. Treasury Notes	Sep. 2018	55,053,484	(34,781)
167	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	26,203,344	(10,560)
				(49,164)
Short Positions:
94	90 Day Euro Dollar	Dec. 2021	22,783,250	15,975
169	20 Year U.S. Treasury Bonds	Sep. 2018	24,161,719	(249,016)
				(233,041)
				$(282,205)
A security with a market value of $1,862,445 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at July 31, 2018.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/18	Bank of America	AUD	491	$ 364,000	$ 365,010	$ 1,010	$ —
Expiring 10/16/18	Bank of America	AUD	123	91,345	91,023	—	(322)
Expiring 10/16/18	Citigroup Global Markets	AUD	327	242,000	242,769	769	—
Expiring 10/16/18	Morgan Stanley	AUD	369	274,000	274,574	574	—
Brazilian Real,
Expiring 08/02/18	Citigroup Global Markets	BRL	2,104	548,138	560,497	12,359	—
Expiring 08/02/18	Citigroup Global Markets	BRL	866	223,712	230,556	6,844	—
Expiring 08/02/18	Morgan Stanley	BRL	1,968	519,658	524,329	4,671	—
Expiring 10/02/18	Citigroup Global Markets	BRL	1,344	355,668	355,697	29	—
Expiring 10/02/18	Citigroup Global Markets	BRL	713	191,000	188,693	—	(2,307)
Expiring 02/25/19	Citigroup Global Markets	BRL	857	253,700	223,635	—	(30,065)
Canadian Dollar,
Expiring 10/16/18	Bank of America	CAD	1,266	966,934	974,327	7,393	—
Expiring 10/16/18	JPMorgan Chase	CAD	400	304,001	307,681	3,680	—
Expiring 10/16/18	JPMorgan Chase	CAD	256	196,000	197,126	1,126	—
Expiring 10/16/18	Morgan Stanley	CAD	389	299,000	299,254	254	—
Expiring 10/16/18	Morgan Stanley	CAD	242	185,000	186,622	1,622	—
Chilean Peso,
Expiring 09/27/18	BNP Paribas	CLP	221,398	339,481	347,390	7,909	—
Expiring 09/27/18	BNP Paribas	CLP	52,786	80,100	82,825	2,725	—
Expiring 09/27/18	Citigroup Global Markets	CLP	303,044	468,010	475,500	7,490	—
Expiring 09/27/18	Citigroup Global Markets	CLP	115,032	175,742	180,494	4,752	—
Expiring 09/27/18	Citigroup Global Markets	CLP	97,614	150,518	153,164	2,646	—
Expiring 09/27/18	Morgan Stanley	CLP	130,325	199,000	204,490	5,490	—
Colombian Peso,
Expiring 09/12/18	Citigroup Global Markets	COP	417,890	145,000	144,301	—	(699)
Euro,
Expiring 10/26/18	Citigroup Global Markets	EUR	1,000	1,175,859	1,177,208	1,349	—
Expiring 10/26/18	JPMorgan Chase	EUR	1,005	1,179,554	1,183,271	3,717	—
Expiring 10/26/18	Morgan Stanley	EUR	405	477,000	476,438	—	(562)
Expiring 10/26/18	Toronto Dominion	EUR	324	382,000	381,529	—	(471)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 02/25/19	Citigroup Global Markets	EUR	50	$ 59,230	$ 59,497	$ 267	$ —
Indian Rupee,
Expiring 10/15/18	Citigroup Global Markets	INR	95,021	1,364,438	1,372,669	8,231	—
Expiring 10/15/18	Citigroup Global Markets	INR	63,979	922,746	924,233	1,487	—
Expiring 10/15/18	JPMorgan Chase	INR	129,896	1,873,723	1,876,473	2,750	—
Indonesian Rupiah,
Expiring 09/24/18	Barclays Capital Group	IDR	7,434,141	523,900	512,117	—	(11,783)
Expiring 09/24/18	Barclays Capital Group	IDR	5,751,934	399,912	396,234	—	(3,678)
Expiring 09/24/18	Barclays Capital Group	IDR	5,134,731	357,000	353,717	—	(3,283)
Expiring 09/24/18	Barclays Capital Group	IDR	4,799,425	332,000	330,619	—	(1,381)
Expiring 09/24/18	Barclays Capital Group	IDR	3,459,472	237,637	238,313	676	—
Expiring 09/24/18	Barclays Capital Group	IDR	1,483,867	101,844	102,219	375	—
Expiring 09/24/18	Citigroup Global Markets	IDR	4,554,260	312,900	313,730	830	—
Expiring 09/24/18	Citigroup Global Markets	IDR	2,707,845	185,000	186,536	1,536	—
Expiring 09/24/18	JPMorgan Chase	IDR	33,522,288	2,321,488	2,309,254	—	(12,234)
Expiring 09/24/18	JPMorgan Chase	IDR	5,325,040	370,000	366,827	—	(3,173)
Expiring 09/24/18	JPMorgan Chase	IDR	3,895,312	272,000	268,337	—	(3,663)
Expiring 09/24/18	Morgan Stanley	IDR	2,289,894	158,000	157,744	—	(256)
Japanese Yen,
Expiring 10/26/18	Bank of America	JPY	19,179	171,000	172,576	1,576	—
Expiring 10/26/18	Citigroup Global Markets	JPY	14,230	129,000	128,046	—	(954)
Expiring 10/26/18	Morgan Stanley	JPY	60,551	547,000	544,857	—	(2,143)
Mexican Peso,
Expiring 09/21/18	Citigroup Global Markets	MXN	13,932	689,663	741,014	51,351	—
Expiring 09/21/18	JPMorgan Chase	MXN	5,046	248,000	268,400	20,400	—
Expiring 09/21/18	JPMorgan Chase	MXN	2,641	128,001	140,455	12,454	—
Expiring 09/21/18	Morgan Stanley	MXN	11,474	551,382	610,285	58,903	—
Expiring 01/29/19	UBS AG	MXN	3,103	157,000	161,509	4,509	—
Expiring 01/29/19	UBS AG	MXN	2,828	143,000	147,207	4,207	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 10/11/18	Barclays Capital Group	TWD	29,615	$ 976,413	$ 971,681	$ —	$ (4,732)
Expiring 10/11/18	Barclays Capital Group	TWD	3,977	131,000	130,492	—	(508)
New Zealand Dollar,
Expiring 10/16/18	Bank of America	NZD	327	222,000	222,573	573	—
Expiring 10/16/18	Citigroup Global Markets	NZD	252	171,000	171,583	583	—
Expiring 10/16/18	Goldman Sachs & Co.	NZD	451	308,358	307,647	—	(711)
Expiring 10/16/18	Morgan Stanley	NZD	384	258,000	261,437	3,437	—
Expiring 10/16/18	Morgan Stanley	NZD	199	135,000	135,563	563	—
Norwegian Krone,
Expiring 10/26/18	Bank of America	NOK	1,364	166,000	167,814	1,814	—
Peruvian Nuevo Sol,
Expiring 09/27/18	Barclays Capital Group	PEN	425	129,000	129,578	578	—
Expiring 09/27/18	BNP Paribas	PEN	725	221,000	220,939	—	(61)
Expiring 09/27/18	Citigroup Global Markets	PEN	442	134,000	134,637	637	—
Expiring 09/27/18	Citigroup Global Markets	PEN	329	99,636	100,174	538	—
Expiring 09/27/18	JPMorgan Chase	PEN	1,323	404,000	403,224	—	(776)
Philippine Peso,
Expiring 09/17/18	Barclays Capital Group	PHP	9,846	183,000	184,994	1,994	—
Expiring 09/17/18	Citigroup Global Markets	PHP	6,348	118,000	119,275	1,275	—
Expiring 09/17/18	Morgan Stanley	PHP	6,899	128,000	129,623	1,623	—
Expiring 09/17/18	Morgan Stanley	PHP	5,882	109,000	110,505	1,505	—
Polish Zloty,
Expiring 10/26/18	Toronto Dominion	PLN	876	240,000	240,120	120	—
Russian Ruble,
Expiring 10/12/18	Barclays Capital Group	RUB	21,451	343,252	340,736	—	(2,516)
Expiring 10/12/18	Barclays Capital Group	RUB	14,549	232,000	231,098	—	(902)
Expiring 10/12/18	Morgan Stanley	RUB	90,870	1,439,437	1,443,393	3,956	—
Singapore Dollar,
Expiring 08/10/18	Bank of America	SGD	403	295,000	295,791	791	—
Expiring 08/10/18	Barclays Capital Group	SGD	1,489	1,114,239	1,093,805	—	(20,434)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 08/10/18	Barclays Capital Group	SGD	1,096	$ 807,651	$ 805,235	$ —	$ (2,416)
Expiring 08/10/18	Citigroup Global Markets	SGD	417	307,000	306,421	—	(579)
Expiring 08/10/18	Citigroup Global Markets	SGD	215	159,000	158,288	—	(712)
Expiring 08/10/18	JPMorgan Chase	SGD	549	411,650	403,186	—	(8,464)
Expiring 08/10/18	Morgan Stanley	SGD	498	365,000	366,093	1,093	—
South African Rand,
Expiring 09/11/18	Barclays Capital Group	ZAR	15,550	1,137,828	1,174,258	36,430	—
Expiring 09/11/18	JPMorgan Chase	ZAR	4,416	336,195	333,473	—	(2,722)
Expiring 09/11/18	JPMorgan Chase	ZAR	4,009	299,349	302,767	3,418	—
Expiring 09/11/18	JPMorgan Chase	ZAR	2,107	157,000	159,117	2,117	—
Expiring 09/11/18	JPMorgan Chase	ZAR	1,757	127,000	132,689	5,689	—
Expiring 09/11/18	JPMorgan Chase	ZAR	1,666	126,000	125,805	—	(195)
Expiring 09/11/18	Morgan Stanley	ZAR	2,514	189,000	189,808	808	—
South Korean Won,
Expiring 08/08/18	Citigroup Global Markets	KRW	266,025	238,000	237,851	—	(149)
Expiring 08/08/18	Citigroup Global Markets	KRW	258,886	233,000	231,469	—	(1,531)
Expiring 08/08/18	JPMorgan Chase	KRW	536,686	500,407	479,848	—	(20,559)
Expiring 08/08/18	JPMorgan Chase	KRW	168,294	151,000	150,471	—	(529)
Expiring 10/19/18	Barclays Capital Group	KRW	283,083	254,000	253,590	—	(410)
Expiring 10/19/18	Barclays Capital Group	KRW	166,278	148,000	148,955	955	—
Expiring 10/19/18	Citigroup Global Markets	KRW	140,368	124,000	125,744	1,744	—
Expiring 10/19/18	JPMorgan Chase	KRW	267,786	237,000	239,887	2,887	—
Expiring 10/19/18	JPMorgan Chase	KRW	201,554	181,000	180,556	—	(444)
Expiring 10/19/18	Morgan Stanley	KRW	137,735	123,000	123,386	386	—
Swedish Krona,
Expiring 10/26/18	Toronto Dominion	SEK	1,777	203,000	203,502	502	—
Swiss Franc,
Expiring 10/26/18	Bank of America	CHF	175	177,000	177,832	832	—
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	25,739	808,381	773,816	—	(34,565)
Expiring 08/10/18	Citigroup Global Markets	THB	18,181	549,800	546,609	—	(3,191)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 08/10/18	Citigroup Global Markets	THB	6,505	$ 197,000	$ 195,559	$ —	$ (1,441)
Expiring 08/10/18	Citigroup Global Markets	THB	6,324	192,000	190,125	—	(1,875)
Expiring 08/10/18	Citigroup Global Markets	THB	6,137	186,000	184,517	—	(1,483)
Expiring 08/10/18	Citigroup Global Markets	THB	5,502	166,000	165,420	—	(580)
Expiring 08/10/18	Citigroup Global Markets	THB	5,136	156,000	154,402	—	(1,598)
Expiring 08/10/18	Citigroup Global Markets	THB	4,275	129,000	128,526	—	(474)
Expiring 08/10/18	Citigroup Global Markets	THB	3,943	120,000	118,545	—	(1,455)
Turkish Lira,
Expiring 09/11/18	Barclays Capital Group	TRY	1,348	284,457	268,578	—	(15,879)
Expiring 09/11/18	Barclays Capital Group	TRY	1,343	284,457	267,558	—	(16,899)
Expiring 09/11/18	Citigroup Global Markets	TRY	792	169,000	157,640	—	(11,360)
Expiring 09/11/18	Citigroup Global Markets	TRY	783	165,000	155,857	—	(9,143)
Expiring 09/11/18	Citigroup Global Markets	TRY	388	79,000	77,312	—	(1,688)
Expiring 09/11/18	JPMorgan Chase	TRY	750	153,000	149,437	—	(3,563)
Expiring 09/11/18	JPMorgan Chase	TRY	740	151,000	147,317	—	(3,683)
Expiring 09/11/18	JPMorgan Chase	TRY	686	142,000	136,537	—	(5,463)
Expiring 09/11/18	JPMorgan Chase	TRY	466	97,000	92,886	—	(4,114)
Expiring 09/11/18	Morgan Stanley	TRY	422	86,000	84,017	—	(1,983)
				$41,006,794	$41,062,842	322,809	(266,761)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/18	Bank of America	AUD	302	$ 224,000	$ 224,661	$ —	$ (661)
Expiring 10/16/18	Goldman Sachs & Co.	AUD	240	178,000	178,607	—	(607)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 10/16/18	Morgan Stanley	AUD	512	$ 378,000	$ 380,384	$ —	$ (2,384)
Expiring 10/16/18	Toronto Dominion	AUD	446	331,000	331,333	—	(333)
Brazilian Real,
Expiring 08/02/18	Citigroup Global Markets	BRL	2,111	554,826	562,289	—	(7,463)
Expiring 08/02/18	Citigroup Global Markets	BRL	1,076	280,068	286,688	—	(6,620)
Expiring 08/02/18	Morgan Stanley	BRL	1,899	490,945	505,846	—	(14,901)
Expiring 02/25/19	Citigroup Global Markets	BRL	233	59,294	60,802	—	(1,508)
British Pound,
Expiring 10/26/18	Bank of America	GBP	125	165,000	165,303	—	(303)
Expiring 10/26/18	Citigroup Global Markets	GBP	259	341,000	341,041	—	(41)
Expiring 10/26/18	JPMorgan Chase	GBP	2,783	3,670,998	3,666,366	4,632	—
Expiring 10/26/18	JPMorgan Chase	GBP	164	217,000	216,618	382	—
Expiring 10/26/18	JPMorgan Chase	GBP	111	146,000	145,786	214	—
Expiring 10/26/18	Morgan Stanley	GBP	265	346,000	349,224	—	(3,224)
Chilean Peso,
Expiring 09/27/18	Barclays Capital Group	CLP	180,938	280,068	283,906	—	(3,838)
Expiring 09/27/18	BNP Paribas	CLP	1,335,434	2,048,337	2,095,400	—	(47,063)
Expiring 09/27/18	Citigroup Global Markets	CLP	150,078	232,000	235,485	—	(3,485)
Expiring 09/27/18	Citigroup Global Markets	CLP	139,587	211,000	219,023	—	(8,023)
Chinese Renminbi,
Expiring 10/26/18	Barclays Capital Group	CNH	12,949	1,904,652	1,899,775	4,877	—
Expiring 10/26/18	Citigroup Global Markets	CNH	1,423	209,000	208,747	253	—
Colombian Peso,
Expiring 09/12/18	BNP Paribas	COP	374,904	127,000	129,457	—	(2,457)
Expiring 09/12/18	BNP Paribas	COP	317,026	109,000	109,472	—	(472)
Expiring 09/12/18	Citigroup Global Markets	COP	947,930	320,267	327,327	—	(7,060)
Expiring 09/12/18	Citigroup Global Markets	COP	680,962	233,390	235,141	—	(1,751)
Expiring 09/12/18	Citigroup Global Markets	COP	663,735	225,148	229,193	—	(4,045)
Expiring 09/12/18	Citigroup Global Markets	COP	331,445	112,574	114,451	—	(1,877)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/12/18	UBS AG	COP	356,850	$ 122,000	$ 123,223	$ —	$ (1,223)
Czech Koruna,
Expiring 10/26/18	Citigroup Global Markets	CZK	3,738	169,793	171,497	—	(1,704)
Euro,
Expiring 10/26/18	UBS AG	EUR	38,408	45,269,602	45,213,842	55,760	—
Expiring 10/26/18	UBS AG	EUR	12,968	15,278,024	15,266,265	11,759	—
Expiring 02/25/19	Citigroup Global Markets	EUR	200	253,730	237,987	15,743	—
Hungarian Forint,
Expiring 10/26/18	Citigroup Global Markets	HUF	649,981	2,324,514	2,383,365	—	(58,851)
Expiring 10/26/18	Citigroup Global Markets	HUF	60,503	220,000	221,854	—	(1,854)
Indian Rupee,
Expiring 10/15/18	Citigroup Global Markets	INR	19,605	283,000	283,211	—	(211)
Expiring 10/15/18	Citigroup Global Markets	INR	13,243	190,000	191,308	—	(1,308)
Expiring 10/15/18	JPMorgan Chase	INR	9,278	134,000	134,032	—	(32)
Expiring 10/15/18	JPMorgan Chase	INR	8,441	122,000	121,936	64	—
Expiring 10/15/18	Morgan Stanley	INR	12,856	184,000	185,719	—	(1,719)
Indonesian Rupiah,
Expiring 09/24/18	Citigroup Global Markets	IDR	4,227,648	291,000	291,231	—	(231)
Expiring 09/24/18	JPMorgan Chase	IDR	1,938,980	134,000	133,571	429	—
Expiring 09/24/18	Morgan Stanley	IDR	1,979,616	136,000	136,370	—	(370)
Israeli Shekel,
Expiring 10/29/18	Morgan Stanley	ILS	830	229,000	227,515	1,485	—
Expiring 10/29/18	UBS AG	ILS	11,787	3,255,018	3,230,361	24,657	—
Japanese Yen,
Expiring 10/26/18	Bank of America	JPY	34,458	312,037	310,059	1,978	—
Expiring 10/26/18	Toronto Dominion	JPY	18,107	164,000	162,934	1,066	—
Mexican Peso,
Expiring 09/21/18	Bank of America	MXN	3,642	189,000	193,724	—	(4,724)
Expiring 09/21/18	Bank of America	MXN	2,668	138,000	141,924	—	(3,924)
Expiring 09/21/18	BNP Paribas	MXN	3,096	153,700	164,682	—	(10,982)
Expiring 09/21/18	Citigroup Global Markets	MXN	4,437	228,000	236,023	—	(8,023)
Expiring 09/21/18	Citigroup Global Markets	MXN	3,153	154,550	167,724	—	(13,174)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 09/21/18	Citigroup Global Markets	MXN	2,803	$ 138,630	$ 149,113	$ —	$ (10,483)
Expiring 09/21/18	JPMorgan Chase	MXN	3,819	192,000	203,150	—	(11,150)
Expiring 09/21/18	Morgan Stanley	MXN	2,787	140,000	148,226	—	(8,226)
Expiring 01/29/19	UBS AG	MXN	2,798	143,000	145,633	—	(2,633)
New Taiwanese Dollar,
Expiring 10/11/18	Citigroup Global Markets	TWD	5,730	188,000	188,011	—	(11)
Expiring 10/11/18	Morgan Stanley	TWD	6,473	214,000	212,398	1,602	—
Expiring 10/11/18	Morgan Stanley	TWD	5,300	174,000	173,879	121	—
Expiring 10/11/18	Morgan Stanley	TWD	4,856	160,000	159,327	673	—
New Zealand Dollar,
Expiring 10/16/18	Bank of America	NZD	209	142,000	142,647	—	(647)
Expiring 10/16/18	Hong Kong & Shanghai Bank	NZD	455	311,137	310,054	1,083	—
Expiring 10/16/18	JPMorgan Chase	NZD	179	121,000	121,822	—	(822)
Expiring 10/16/18	Toronto Dominion	NZD	432	294,000	294,284	—	(284)
Norwegian Krone,
Expiring 10/26/18	Bank of America	NOK	1,260	154,651	155,040	—	(389)
Peruvian Nuevo Sol,
Expiring 09/27/18	Citigroup Global Markets	PEN	447	136,000	136,149	—	(149)
Philippine Peso,
Expiring 09/17/18	Barclays Capital Group	PHP	32,237	598,750	605,668	—	(6,918)
Expiring 09/17/18	Barclays Capital Group	PHP	26,202	494,146	492,289	1,857	—
Expiring 09/17/18	Barclays Capital Group	PHP	22,281	414,000	418,628	—	(4,628)
Expiring 09/17/18	Barclays Capital Group	PHP	17,153	319,000	322,266	—	(3,266)
Expiring 09/17/18	Barclays Capital Group	PHP	13,447	250,000	252,654	—	(2,654)
Expiring 09/17/18	Barclays Capital Group	PHP	8,268	153,460	155,348	—	(1,888)
Expiring 09/17/18	Citigroup Global Markets	PHP	14,189	264,000	266,587	—	(2,587)
Expiring 09/17/18	JPMorgan Chase	PHP	8,995	169,000	168,997	3	—
Expiring 09/17/18	Morgan Stanley	PHP	10,487	195,000	197,033	—	(2,033)
Expiring 09/17/18	Morgan Stanley	PHP	6,475	120,000	121,646	—	(1,646)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 10/26/18	Citigroup Global Markets	PLN	591	$ 161,000	$ 161,912	$ —	$ (912)
Expiring 10/26/18	UBS AG	PLN	2,907	785,233	796,489	—	(11,256)
Singapore Dollar,
Expiring 08/10/18	Bank of America	SGD	421	308,100	309,152	—	(1,052)
Expiring 08/10/18	Bank of America	SGD	168	123,000	123,257	—	(257)
Expiring 08/10/18	Citigroup Global Markets	SGD	1,513	1,109,651	1,111,842	—	(2,191)
Expiring 08/10/18	Citigroup Global Markets	SGD	772	563,664	567,117	—	(3,453)
Expiring 08/10/18	Citigroup Global Markets	SGD	342	252,000	251,424	576	—
Expiring 08/10/18	Citigroup Global Markets	SGD	256	187,000	187,750	—	(750)
Expiring 08/10/18	Citigroup Global Markets	SGD	227	168,000	166,418	1,582	—
Expiring 08/10/18	JPMorgan Chase	SGD	492	361,000	361,278	—	(278)
Expiring 08/10/18	JPMorgan Chase	SGD	352	259,000	258,449	551	—
Expiring 08/10/18	JPMorgan Chase	SGD	255	187,000	187,109	—	(109)
Expiring 08/10/18	JPMorgan Chase	SGD	224	168,000	164,656	3,344	—
Expiring 08/10/18	JPMorgan Chase	SGD	221	163,000	162,488	512	—
Expiring 08/10/18	JPMorgan Chase	SGD	199	145,000	145,959	—	(959)
Expiring 08/10/18	Morgan Stanley	SGD	312	229,000	229,270	—	(270)
Expiring 08/10/18	Toronto Dominion	SGD	224	166,000	164,720	1,280	—
South African Rand,
Expiring 09/11/18	Barclays Capital Group	ZAR	9,400	681,100	709,836	—	(28,736)
Expiring 09/11/18	Citigroup Global Markets	ZAR	5,839	437,149	440,922	—	(3,773)
Expiring 09/11/18	Citigroup Global Markets	ZAR	3,952	281,832	298,411	—	(16,579)
Expiring 09/11/18	Citigroup Global Markets	ZAR	1,433	105,000	108,178	—	(3,178)
Expiring 09/11/18	JPMorgan Chase	ZAR	2,569	186,000	193,978	—	(7,978)
Expiring 09/11/18	JPMorgan Chase	ZAR	2,260	166,000	170,666	—	(4,666)
Expiring 09/11/18	JPMorgan Chase	ZAR	1,936	139,000	146,202	—	(7,202)
Expiring 09/11/18	JPMorgan Chase	ZAR	1,058	79,000	79,882	—	(882)
Expiring 09/11/18	Morgan Stanley	ZAR	6,413	477,200	484,313	—	(7,113)
Expiring 09/11/18	Morgan Stanley	ZAR	2,610	191,000	197,121	—	(6,121)
Expiring 09/11/18	Toronto Dominion	ZAR	1,148	83,000	86,677	—	(3,677)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 08/08/18	Barclays Capital Group	KRW	191,556	$ 172,000	$ 171,270	$ 730	$ —
Expiring 08/08/18	BNP Paribas	KRW	156,002	141,000	139,481	1,519	—
Expiring 08/08/18	Citigroup Global Markets	KRW	194,072	176,000	173,518	2,482	—
Expiring 08/08/18	Citigroup Global Markets	KRW	190,538	176,000	170,359	5,641	—
Expiring 08/08/18	Citigroup Global Markets	KRW	181,408	162,000	162,196	—	(196)
Expiring 08/08/18	JPMorgan Chase	KRW	292,640	263,000	261,648	1,352	—
Expiring 08/08/18	Morgan Stanley	KRW	238,263	215,000	213,030	1,970	—
Expiring 08/08/18	Morgan Stanley	KRW	222,800	200,000	199,204	796	—
Expiring 08/08/18	Morgan Stanley	KRW	185,640	168,000	165,980	2,020	—
Expiring 10/19/18	Barclays Capital Group	KRW	575,995	509,500	515,986	—	(6,486)
Expiring 10/19/18	Barclays Capital Group	KRW	276,856	244,863	248,012	—	(3,149)
Swedish Krona,
Expiring 10/26/18	Citigroup Global Markets	SEK	1,219	139,000	139,631	—	(631)
Expiring 10/26/18	JPMorgan Chase	SEK	1,225	141,000	140,307	693	—
Expiring 10/26/18	Morgan Stanley	SEK	4,593	521,652	525,948	—	(4,296)
Swiss Franc,
Expiring 10/26/18	Bank of America	CHF	1,662	1,688,601	1,691,303	—	(2,702)
Expiring 10/26/18	BNP Paribas	CHF	3,374	3,423,320	3,433,857	—	(10,537)
Expiring 10/26/18	Citigroup Global Markets	CHF	138	140,000	140,649	—	(649)
Expiring 10/26/18	JPMorgan Chase	CHF	158	161,000	160,854	146	—
Expiring 10/26/18	Morgan Stanley	CHF	156	159,000	159,081	—	(81)
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	25,962	813,300	780,529	32,771	—
Expiring 08/10/18	Citigroup Global Markets	THB	17,908	548,562	538,390	10,172	—
Expiring 08/10/18	Citigroup Global Markets	THB	9,005	274,000	270,719	3,281	—
Expiring 08/10/18	Citigroup Global Markets	THB	6,366	195,000	191,384	3,616	—
Expiring 08/10/18	Citigroup Global Markets	THB	6,228	194,000	187,239	6,761	—
Expiring 08/10/18	Citigroup Global Markets	THB	5,756	176,000	173,057	2,943	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 08/10/18	Citigroup Global Markets	THB	4,192	$ 126,000	$ 126,035	$ —	$ (35)
Turkish Lira,
Expiring 09/11/18	Barclays Capital Group	TRY	91	19,474	18,060	1,414	—
Expiring 09/11/18	Morgan Stanley	TRY	804	161,000	160,058	942	—
Expiring 09/11/18	Morgan Stanley	TRY	686	139,000	136,580	2,420	—
Expiring 09/11/18	Toronto Dominion	TRY	710	142,000	141,322	678	—
				$108,566,510	$108,774,694	218,830	(427,014)
						$541,639	$(693,775)

Cross currency exchange contract outstanding at July 31, 2018:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contract:
10/26/18		EUR	1,010	JPY	132,389	$—	$(2,073)	Toronto Dominion
Credit default swap agreements outstanding at July 31, 2018:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Bear Stearns Asset Backed Securities	08/30/18	1.250%(M)	200	13.772%	$ 229	$—	$ 229	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	08/30/18	1.250%(M)	120	1.701%	136	—	136	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	08/30/18	1.250%(M)	56	*	64	—	64	Goldman Sachs & Co.
Chase Mortgage	08/30/18	1.250%(M)	209	6.151%	28	—	28	Goldman Sachs & Co.
Citibank Mortgage	08/30/18	1.250%(M)	100	5.019%	115	—	115	Goldman Sachs & Co.
Equity One Home Equity	08/30/18	1.250%(M)	160	*	183	—	183	Goldman Sachs & Co.

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
First Franklin Home Equity	08/30/18	1.250%(M)	69	*	$ 10	$—	$ 10	Goldman Sachs & Co.
Lehman Home Equity	08/30/18	1.250%(M)	157	12.435%	179	—	179	Goldman Sachs & Co.
Long Beach Home Equity	08/30/18	1.250%(M)	147	*	168	—	168	Goldman Sachs & Co.
Morgan Stanley Home Equity	08/30/18	1.250%(M)	79	1.498%	91	—	91	Goldman Sachs & Co.
Morgan Stanley Home Equity	08/30/18	1.250%(M)	78	*	89	—	89	Goldman Sachs & Co.
New Century Home Equity	08/30/18	1.250%(M)	157	14.745%	179	—	179	Goldman Sachs & Co.
New Century Home Equity	08/30/18	1.250%(M)	80	*	92	—	92	Goldman Sachs & Co.
Option One Home Equity	08/30/18	1.250%(M)	242	*	277	—	277	Goldman Sachs & Co.
					$1,840	$—	$1,840

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
General Motors Co.	06/20/19	5.000%(Q)	185	0.114%	$20,697	$9,084	$(11,613)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Republic of Italy	06/20/28	1.000%(Q)	800	$81,400	$81,166	$ 234	Goldman Sachs & Co.
United Mexican States	06/20/23	1.000%(Q)	450	2,576	2,824	(248)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	440	2,293	6,986	(4,693)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	150	782	2,648	(1,866)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	150	782	2,448	(1,666)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	150	782	886	(104)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	75	427	470	(43)	Citigroup Global Markets
				$89,042	$97,428	$(8,386)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hellenic Republic	06/20/22	1.000%(Q)	270	3.114%	$ (19,455)	$ (46,605)	$ 27,150	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	60	3.114%	(4,323)	(10,657)	6,334	Goldman Sachs & Co.
Hellenic Republic	06/20/23	1.000%(Q)	455	3.430%	(45,671)	(44,532)	(1,139)	Citigroup Global Markets
Hellenic Republic	06/20/24	1.000%(Q)	350	3.593%	(43,421)	(75,726)	32,305	Barclays Capital Group
Hellenic Republic	12/20/24	1.000%(Q)	420	3.655%	(56,727)	(96,658)	39,931	Citigroup Global Markets
Kingdom of Spain	06/20/19	1.000%(Q)	1,000	0.259%	7,725	8,112	(387)	Goldman Sachs & Co.
Kingdom of Spain	06/20/23	1.000%(Q)	690	0.656%	11,506	7,426	4,080	Citigroup Global Markets
Kingdom of Spain	06/20/23	1.000%(Q)	1,380	0.656%	23,011	15,821	7,190	Goldman Sachs & Co.
Petroleos Mexicanos	06/20/23	1.000%(Q)	65	2.283%	(3,692)	(3,595)	(97)	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	2.283%	(6,852)	(8,515)	1,663	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	2.283%	(6,852)	(8,361)	1,509	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	125	2.283%	(6,852)	(6,950)	98	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	365	2.283%	(20,008)	(24,262)	4,254	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	375	2.283%	(21,307)	(20,752)	(555)	Citigroup Global Markets
Republic of Brazil	09/20/18	1.000%(Q)	2,000	0.599%	3,462	4,470	(1,008)	BNP Paribas
Republic of Italy	06/20/21	1.000%(Q)	1,270	1.839%	(27,294)	(26,369)	(925)	Goldman Sachs & Co.
Republic of Italy	06/20/23	1.000%(Q)	1,270	2.141%	(60,471)	(60,226)	(245)	Goldman Sachs & Co.
Republic of Portugal	06/20/23	1.000%(Q)	2,000	0.985%	3,717	(222)	3,939	Barclays Capital Group
Republic of Serbia	06/20/21	1.000%(Q)	2,000	0.682%	19,994	29,612	(9,618)	BNP Paribas
					$(253,510)	$(367,989)	$114,479

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date		Value at July 31, 2018		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.29.V1	12/20/27	1.000%(Q)	3,584	$ (1,637)		$ (2,171)		$ (534)
CDX.NA.IG.30.V1	06/20/28	1.000%(Q)	16,005	107,635		42,146		(65,489)
				$105,998		$39,975		$(66,023)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	2,000	$3,208	$22,950	$(19,742)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	1.215%	$11,139	$ (662)	$11,801	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	1.215%	11,120	(9,794)	20,914	Morgan Stanley
CMBX.NA.6.AA	05/11/63	1.500%(M)	500	1.215%	5,560	(30,606)	36,166	Credit Suisse First Boston Corp.
					$27,819	$(41,062)	$68,881
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. The implied credit spread is not readily available.

Currency swap agreements outstanding at July 31, 2018:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
1,069	3 Month LIBOR(Q)	EUR	1,000	(0.484%)(A)	JPMorgan Chase	01/31/21	$ (94,837)	$—	$ (94,837)
1,079	3 Month LIBOR(Q)	EUR	1,000	(0.216%)(A)	JPMorgan Chase	03/21/23	(74,791)	—	$ (74,791)
							$(169,628)	$—	$(169,628)

Inflation swap agreements outstanding at July 31, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	1,080	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(14,793)	$(14,793)
EUR	1,175	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(15,398)	(15,398)
EUR	540	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	10,584	10,584
EUR	570	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	10,119	10,119
GBP	60	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	3,897	3,897

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Inflation swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
GBP	35	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	$—	$ (3,609)	$ (3,609)
	1,140	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	26	(29,579)	(29,605)
					$ 26	$(38,779)	$(38,805)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	6,260	01/04/21	8.660%(T)	1 Day BROIS(2)(T)	$ —	$ 17,562	$ 17,562
BRL	10,376	01/04/21	8.670%(T)	1 Day BROIS(2)(T)	—	30,085	30,085
BRL	4,118	01/04/21	9.350%(T)	1 Day BROIS(1)(T)	—	(40,071)	(40,071)
BRL	4,645	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(50,817)	(50,817)
BRL	2,788	01/04/21	10.000%(T)	1 Day BROIS(2)(T)	—	43,381	43,381
BRL	2,357	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	37,828	37,828
BRL	2,682	01/04/21	10.250%(T)	1 Day BROIS(2)(T)	—	48,728	48,728
BRL	5,492	01/04/21	10.300%(T)	1 Day BROIS(2)(T)	—	102,580	102,580
BRL	1,886	01/02/23	9.260%(T)	1 Day BROIS(1)(T)	—	11,196	11,196
BRL	3,139	01/02/23	9.280%(T)	1 Day BROIS(1)(T)	—	18,458	18,458
BRL	3,876	01/02/23	9.735%(T)	1 Day BROIS(2)(T)	—	909	909
BRL	9,949	01/02/25	9.400%(T)	1 Day BROIS(2)(T)	—	(208,138)	(208,138)
BRL	10,680	01/02/25	9.570%(T)	1 Day BROIS(2)(T)	—	(197,916)	(197,916)
BRL	7,470	01/02/25	9.685%(T)	1 Day BROIS(2)(T)	—	(123,853)	(123,853)
BRL	1,734	01/02/25	9.920%(T)	1 Day BROIS(2)(T)	—	(14,211)	(14,211)
BRL	1,930	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	(10,592)	(10,592)
EUR	240	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	(432)	(254)	178
EUR	15,705	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(31,161)	(39,815)	(8,654)
EUR	5,410	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	1,281	(5,858)	(7,139)
EUR	12,100	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(206,665)	(258,408)	(51,743)
EUR	210	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	1,012	472	(540)
EUR	190	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	193	(1,376)	(1,569)
EUR	4,515	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	146,841	77,821	(69,020)
EUR	770	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(185)	(9,472)	(9,287)
EUR	320	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	11,952	9,719	(2,233)
EUR	720	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	34,656	31,224	(3,432)
EUR	50	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	2,263	1,595	(668)
EUR	1,900	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	12,359	12,359
EUR	1,900	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(11,555)	(11,555)
EUR	235	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	8,333	5,915	(2,418)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	485	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	$ —	$ 1,256	$ 1,256
EUR	485	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(1,433)	(1,433)
EUR	2,010	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	(10,218)	(10,218)
EUR	2,010	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	9,226	9,226
GBP	1,525	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	367	(5,743)	(6,110)
GBP	855	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	—	(2,124)	(2,124)
	5,080	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	18,903	18,903
	7,540	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	—	49,565	49,565
	11,330	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(650)	93,526	94,176
	44,420	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	61,771	61,771
	8,590	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(3,246)	65,735	68,981
	8,820	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(6,162)	66,648	72,810
	5,120	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	69,736	69,736
	25,520	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	7,213	191,458	184,245
	50,695	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	46,098	419,566	373,468
	31,590	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	9,413	201,596	192,183
	27,295	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	304	131,839	131,535
	43,415	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	(1,501)	160,095	161,596
	13,460	03/08/20	2.157%(A)	1 Day USOIS(1)(A)	—	47,673	47,673
	52,310	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	13,197	150,423	137,226
	16,400	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	31,566	31,566
	1,795	09/27/21	2.330%(A)	1 Day USOIS(1)(A)	(499)	11,121	11,620
	8,115	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	72,000	72,000
	11,430	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	2,236	25,901	23,665
	10,635	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	23,250	23,250
	305	09/27/22	2.360%(A)	1 Day USOIS(1)(A)	4	2,461	2,457
	29,580	11/30/22	2.614%(A)	1 Day USOIS(1)(A)	—	45,238	45,238
	8,835	11/30/22	2.969%(S)	3 Month LIBOR(1)(Q)	—	8,729	8,729
	2,065	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	5,067	82,131	77,064
	4,274	02/15/24	2.150%(S)	3 Month LIBOR(1)(Q)	(4,718)	161,419	166,137
	5,330	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(29,054)	196,532	225,586
	4,575	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(2,991)	163,866	166,857
	1,095	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	48,542	48,542
	340	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	1,542	18,929	17,387
	3,730	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	150,215	150,215
	33,385	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	107,281	1,344,132	1,236,851
	8,860	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	26,823	353,745	326,922
	23,220	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	80,062	877,823	797,761
	8,750	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	11,864	93,819	81,955

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	10,925	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	$ —	$ (27,174)	$ (27,174)
	44,858	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(31,022)	21,616	52,638
	3,429	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	38,892	216,391	177,499
	3,145	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	3,971	179,399	175,428
	1,190	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	61,476	61,476
	2,100	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	—	89,957	89,957
	1,000	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	55,178	55,178
	915	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	51,482	51,482
	1,925	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(138,018)	(138,018)
	3,310	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(21,793)	(318,334)	(296,541)
	1,525	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	125,480	125,480
	1,625	03/16/38	2.987%(S)	3 Month LIBOR(2)(Q)	—	(6,891)	(6,891)
	305	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	—	68,550	68,550
	920	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(80,874)	(80,874)
	290	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	20,905	20,905
	205	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	50,706	50,706
	820	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	83,932	83,932
	1,220	03/16/48	2.970%(S)	3 Month LIBOR(1)(Q)	—	7,694	7,694
	205	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	19,461	19,461
	190	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	16,010	16,010
ZAR	80,200	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(5,522)	42,907	48,429
					$ 215,264	$5,448,266	$5,233,002
Securities with a combined market value of $8,216,212 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at July 31, 2018.
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2018:
Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC Total Return Swap Agreement:
Credit Suisse First Boston Corp.	1/12/41	362	Receive monthly fixed payments based on the IOS.FN30.450.10 index and pay monthly variable payments based on the 1 Month LIBOR	$1,217	$(1,108)	$2,325

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$ —	$ 6,821,749	$ —
Collateralized Loan Obligations	—	169,276,067	—
Consumer Loans	—	9,980,981	—
Home Equity Loans	—	15,151,704	—
Residential Mortgage-Backed Securities	—	19,070,904	4,644,361
Student Loans	—	2,091,197	—

Bank Loans	—	6,367,373	—
Commercial Mortgage-Backed Securities	—	85,082,514	—
Convertible Bond	—	981,962	—
Corporate Bonds	—	249,466,797	—
Municipal Bonds	—	1,363,561	—
Residential Mortgage-Backed Securities	—	18,895,879	—
Sovereign Bonds	—	81,681,210	—
U.S. Government Agency Obligations	—	9,174,790	—
U.S. Treasury Obligations	—	100,677,219	—
Common Stock	19,501	—	—
Preferred Stock	130,400	—	—
Affiliated Mutual Funds	42,508,805	—	—
Commercial Paper	—	4,433,559	—
Options Purchased	—	17,869	—
Options Written	—	(16,395)	—
Other Financial Instruments
Futures Contracts	(282,205)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(152,136)	—
OTC Cross Currency Exchange Contract	—	(2,073)	—
Centrally Cleared Credit Default Swap Agreements	—	(77,636)	—
OTC Credit Default Swap Agreements	—	(133,441)	1,840
OTC Currency Swap Agreements	—	(169,628)	—
Centrally Cleared Inflation Swap Agreements	—	(38,805)	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Centrally Cleared Interest Rate Swap Agreements	$ —	$ 5,233,002	$ —
OTC Total Return Swap Agreement	—	1,217	—
Total	$42,376,501	$785,179,440	$4,646,201
The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:
	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities Residential Mortgage-Backed Securities	Commercial Mortgage-Backed Securities	Residential Mortgage-Backed Securities	Credit Default Swaps Agreements
Balance as of 10/31/17	$1,750,000	$500,000	$681,731	$ 1,796,044	$ 3,349
Realized gain (loss)	—	211	—	—	3,267
Change in unrealized appreciation (depreciation)	—	—	—	—	1,840
Purchases/Exchanges/Issuances	—	4,715,163	—	—	—
Sales/Paydowns	—	(71,664)	—	—	(6,616)
Accrued discount/premium	—	651	—	—	—
Transfers into of Level 3	—	—	—	—	—
Transfers out of Level 3	(1,750,000)	(500,000)	(681,731)	(1,796,044)	—
Balance as of 07/31/18	$ —	$4,644,361	$ —	$ —	$ 1,840
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ —	$ —	$ —	$ —	$ 1,840
*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:
Level 3 Securities	Fair Value as of July 31, 2018	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities
Collateralized Loan

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Level 3 Securities	Fair Value as of July 31, 2018	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Residential
Mortgage-Backed Securities	4,644,361	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	1,840	Market Approach	Single Broker Indicative Quote
	$4,646,201
It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:
Level 3 Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities-Collateralized Loan Obligation	$1,750,000	Level3 to Level 2	Single Broker Indicative Quote to Evaluated Bid
Asset-Backed Securities-Residential Mortgage-Backed Securities	$500,000	Level3 to Level 2	Single Broker Indicative Quote to Evaluated Bid
Commercial Mortgage-Backed Securities	$681,731	Level3 to Level 2	Cost to Evaluated Bid
Residential Mortgage-Backed Securities	$1,796,044	Level3 to Level 2	Single Broker Indicative Quote to Evaluated Bid

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

Long-Term Investments 96.7%
Asset-Backed Securities 28.2%
Automobiles 0.3%
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A	1.920%	09/20/19		15,683	$ 15,666,402
Series 2015-2A, Class A, 144A	2.630	12/20/21		13,600	13,388,750
Series 2016-1A, Class A, 144A	2.990	06/20/22		5,000	4,937,096

Drive Auto Receivables Trust, Series 2018-1, Class B	2.880	02/15/22		18,500	18,447,120
Ford Credit Floorplan Master Owner Trust A, Series 2018-2, Class A	3.170	03/15/25		11,000	10,924,619
Hertz Vehicle Financing II LP,
Series 2015-01A, Class A, 144A	2.730	03/25/21		9,600	9,503,479
Series 2016-2A, Class A, 144A	2.950	03/25/22		2,600	2,557,389
OneMain Direct Auto Receivables Trust,
Series 2017-01A, Class A, 144A	2.160	10/15/20		18,502	18,430,280
Series 2017-2A, Class B, 144A	2.550	11/14/23		4,600	4,536,636
Series 2017-2A, Class C, 144A	2.820	07/15/24		1,200	1,180,429
Series 2017-2A, Class E, 144A	4.740	11/14/25		7,400	7,329,989
					106,902,189
Collateralized Loan Obligations 22.8%
Adagio CLO (Ireland),
Series IV-A, Class A1R	0.660	10/15/29	EUR	12,800	14,885,290
Series IV-A, Class A2R	1.100	10/15/29	EUR	1,400	1,634,355

Allegro CLO Ltd. (Cayman Islands), Series 2018-02A, Class A, 144A	—(p)	07/15/31		141,083	141,083,000
ALM Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A, 3 Month LIBOR + 1.490%	3.829(c)	10/15/28		4,250	4,254,607
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2015-6A, Class AR, 144A, 3 Month LIBOR + 1.270%	3.609(c)	07/15/30		140,561	140,745,374
Ares CLO Ltd. (Cayman Islands),
Series 2016-39A, Class A, 144A, 3 Month LIBOR + 1.530%	3.863(c)	07/18/28		64,750	64,981,306
Series 2016-40A, Class A2, 144A, 3 Month LIBOR + 1.650%	3.989(c)	10/15/27		29,100	29,142,469
Armada Euro CLO (Ireland),
Series 2018-2A, Class A1, 144A, 3 Month EURIBOR + 0.760%	0.760(c)	11/15/31	EUR	65,750	76,429,996

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Armada Euro CLO (Ireland), (cont’d.)
Series 2018-2A, Class A3, 144A	1.500%	11/15/31	EUR	14,500	$ 16,938,811

Armada Euro CLO DAC (Ireland), Series 1A, Class A	0.930	10/24/30	EUR	38,000	44,491,042
ArrowMark Colorado Holdings (Cayman Islands), Series 2017-6A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.619(c)	07/15/29		35,900	35,952,224
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.830%	3.151(c)	11/17/27		34,590	34,372,910
Series 2014-1A, Class AR2, 144A, 3 Month LIBOR + 1.260%	3.599(c)	07/16/29		41,750	41,803,895
Series 2017-8A, Class A, 144A, 3 Month LIBOR + 1.300%	3.639(c)	01/16/30		69,250	69,207,861
Aurium CLO DAC (Ireland),
Series 4A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750(c)	01/16/31	EUR	111,800	129,874,726
Series 4A, Class A2, 144A	1.620	01/16/31	EUR	20,000	23,407,135

Avery Point CLO Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A, 3 Month LIBOR + 1.450%	3.813(c)	08/05/27		29,500	29,500,056
Babson Euro CLO (Netherlands), Series 2015-1A, Class A1R, 144A, 3 Month EURIBOR + 0.820%	0.499(c)	10/25/29	EUR	42,500	49,632,633
Bain Capital Euro CLO DAC (Ireland), Series 2018-1A, Class A, 144A, 3 Month EURIBOR + 0.780%	0.780(c)	04/20/32	EUR	100,950	117,468,413
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.590%	3.929(c)	10/15/28		78,750	78,750,039
Battalion CLO Ltd. (Cayman Islands),
Series 2014-6A, Class A1R, 144A, 3 Month LIBOR + 1.180%	3.516(c)	10/17/26		51,775	51,774,374
Series 2016-10A, Class A1, 144A, 3 Month LIBOR + 1.550%	3.892(c)	01/24/29		61,700	61,900,858
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2014-IVA, Class A1R, 144A, 3 Month LIBOR + 1.490%	3.838(c)	01/20/29		17,250	17,302,381

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.589%(c)	10/15/30		49,000	$ 49,068,404

Bosphorus CLO DAC (Ireland), Series 4A, Class A, 144A, 3 Month EURIBOR + 0.820%	0.820(c)	12/15/30	EUR	16,500	19,233,658
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.686(c)	01/17/28		2,915	2,884,451
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050%	3.138(c)	07/27/31		52,500	52,307,026
Series 2014-1A, Class A1R2, 144A, 3 Month LIBOR + 0.970%	3.306(c)	04/17/31		50,000	49,675,075

Carlyle Global Market Strategies Euro CLO, Series 2014-3A, Class AA1R, 144A, 3 Month EURIBOR + 0.730%	0.730(c)	01/25/32	EUR	50,000	57,978,092
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180%	3.519(c)	01/15/30		37,250	37,271,612
Series 2017-2A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.568(c)	07/20/31		35,000	35,043,099
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400%	3.733(c)	10/18/26		31,000	31,028,294
Series 2014-1A, Class A1AR, 144A, 3 Month LIBOR + 1.260%	3.607(c)	04/22/30		145,225	144,871,784

Cbam Ltd. (Cayman Islands), Series 2018-07A, Class A, 144A, 3 Month LIBOR + 1.100%	3.452(c)	07/20/31		27,500	27,369,559
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980%	3.330(c)	04/24/31		24,250	24,090,646
Series 2015-1A, Class ARR, 144A, 3 Month LIBOR + 1.110%	3.457(c)	01/22/31		98,250	98,211,496
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.592(c)	10/24/30		10,000	10,020,815
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040%	3.093(c)	04/20/31		71,000	70,718,840

CVC Cordatus Loan Fund (Ireland), Series 3A, Class A2RR, 144A	1.750	08/15/32	EUR	5,300	6,232,371

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

CVC Cordatus Loan Fund X DAC (Ireland), Series 10A, Class A1, 144A	0.720%	01/26/31	EUR	100,000	$ 115,942,094
ECP CLO Ltd. (Cayman Islands), Series 2014-06A, Class A1A, 144A, 3 Month LIBOR + 1.450%	3.789(c)	07/15/26		10,250	10,249,866
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230%	3.569(c)	10/15/29		116,500	116,463,035
Series 2014-3A, Class AR, 144A, 3 Month LIBOR + 1.180%	3.519(c)	10/15/26		25,000	24,999,658
Series 2015-4A, Class A, 144A, 3 Month LIBOR + 1.550%	3.883(c)	04/18/27		59,200	59,394,407
Series 2015-4A, Class B, 144A, 3 Month LIBOR + 2.430%	4.763(c)	04/18/27		21,250	21,384,999
Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.220%	3.559(c)	07/15/30		36,000	36,031,993
Series 2018-09A, Class A1, 144A	—(p)	07/15/31		127,600	127,600,000

Euro-Galaxy CLO DAC (Netherlands), Series 2018-06A, Class A, 144A, 3 Month EURIBOR + 0.710%	0.710(c)	04/11/31	EUR	40,000	46,339,072
Garrison Funding Ltd. (Cayman Islands), Series 2015-1RR, Class A1RR, 144A, 3 Month LIBOR + 1.270%	3.600(c)	09/22/29		8,400	8,391,121
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A2, 144A, 3 Month LIBOR + 1.010%	3.035(c)	04/15/31		146,700	146,029,185
Series 2018-1A, Class B, 144A, 3 Month LIBOR + 1.400%	3.425(c)	04/15/31		10,000	9,818,588

Greywolf CLO Ltd. (Cayman Islands), Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.539(c)	04/26/31		57,750	57,760,505
Guggenheim 5180-2 CLO LP, Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 0.950%	3.280(c)	11/25/27		93,500	93,409,875
Hayfin Emerald CLO DAC (Ireland),
Series 1A, Class A2, 144A	—(p)	09/06/31	EUR	55,750	65,190,954
Series 1A, Class A3, 144A	1.700	09/06/31	EUR	10,000	11,674,150

Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A1R, 144A, 3 Month LIBOR + 1.000%	3.363(c)	02/05/31		14,500	14,380,066

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
HPC Investment Partners CLO,
Series 2013-2RR, Class A1A, 144A, 3 Month LIBOR + 1.160%	3.508%(c)	10/20/29		13,925	$ 13,897,053
Series 2013-2RR, Class A2, 144A, 3 Month LIBOR + 1.625%	3.973(c)	10/20/29		1,025	1,023,362

HPS Investment Partners CLO Subsidiary LLC (Cayman Islands), Series 11A-RR, Class A, 144A, 3 Month LIBOR + 1.260%	3.623(c)	05/07/30		16,000	16,025,488
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030%	3.365(c)	04/25/31		24,700	24,525,398
Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.280%	3.627(c)	10/23/29		70,000	70,027,552

Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830%	3.169(c)	04/15/27		30,000	29,848,773
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1, 144A, 3 Month LIBOR + 1.500%	3.848(c)	07/20/27		15,000	14,999,925
Jubilee CLO Ltd. (Netherlands), Series 2017-19A, Class A1, 144A, 1 Month LIBOR + 0.800%	0.800(c)	07/15/30	EUR	39,000	45,407,642
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180%	3.519(c)	01/15/31		73,150	73,185,587
Series 18, Class A, 144A, 3 Month LIBOR + 1.270%	3.603(c)	07/18/30		167,750	167,893,242
KVK CLO Ltd. (Cayman Islands),
Series 2014-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.643(c)	05/15/26		65,000	64,999,603
Series 2014-2A, Class AR, 144A, 3 Month LIBOR + 1.180%	3.519(c)	07/15/26		12,000	11,999,830
Series 2014-3A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.539(c)	10/15/26		100,000	99,998,700

Mariner CLO Ltd. (Cayman Islands), Series 2018-5A, Class A, 144A, 3 Month LIBOR + 1.110%	3.324(c)	04/25/31		43,100	42,914,217
MidOcean Credit CLO (Cayman Islands),
Series 2014-3A, Class A1R, 144A, 3 Month LIBOR + 1.120%	2.681(c)	04/21/31		39,000	38,869,705
Series 2014-3A, Class BR, 144A, 3 Month LIBOR + 1.800%	3.851(c)	04/21/31		17,500	17,500,326

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands), (cont’d.)
Series 2018-9A, Class A1, 144A, 3 Month LIBOR + 1.150%	3.397%(c)	07/20/31		54,250	$ 54,190,325

Mill Creek CLO Ltd. (Cayman Islands), Series 2016-01A, Class A, 144A, 3 Month LIBOR + 1.750%	4.098(c)	04/20/28		33,300	33,298,641
Mountain View CLO LLC (Cayman Islands), Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.210%	3.549(c)	01/16/31		59,950	59,710,656
Mountain View CLO Ltd. (Cayman Islands), Series 2013-1A, Class AR, 144A, 3 Month LIBOR + 1.250%	3.587(c)	10/12/30		120,550	120,777,514
Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850%	3.189(c)	01/15/28		35,344	35,254,191
Oak Hill European Credit Partners DAC (Ireland),
Series 2015-4A, Class A1R	0.730	01/20/32	EUR	38,000	44,140,218
Series 2017-6A, Class A1	0.730	01/20/32	EUR	28,500	33,050,739

Ocean Trails CLO Ltd. (Cayman Islands), Series 2016-6A, Class A2A, 144A, 3 Month LIBOR + 1.690%	4.029(c)	07/15/28		39,000	39,217,753
OCP CLO Ltd. (Cayman Islands),
Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	3.599(c)	07/15/30		58,900	58,968,365
Series 2017-14A, Class A1A, 144A, 3 Month LIBOR + 1.150%	3.481(c)	11/20/30		6,000	6,004,567

OCP Euro CLO DAC (Ireland), Series 2017-2A, Class A	0.820	01/15/32	EUR	108,000	125,799,402
OZLM Funding Ltd. (Cayman Islands), Series 2012-02A, Class A1R, 144A, 3 Month LIBOR + 1.440%	3.779(c)	10/30/27		55,250	55,252,403
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010%	3.346(c)	07/17/29		123,700	123,443,966
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.589(c)	10/30/30		63,500	63,613,309
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490%	3.838(c)	01/20/29		90,000	90,280,080

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands), (cont’d.)
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050%	3.210%(c)	04/20/31		94,500	$ 94,174,325

OZLME Designated Activity Co. (Netherlands), Series 3A, Class A1, 144A, 3 Month EURIBOR + 0.750%	0.750(c)	08/24/30	EUR	79,000	92,008,940
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-1A, Class A1R, 144A, 3 Month LIBOR + 1.300%	3.631(c)	05/21/29		65,000	65,122,395
Series 2015-2A, Class A1AR, 144A, 3 Month LIBOR + 1.270%	3.618(c)	07/20/30		123,500	123,676,321

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220%	3.053(c)	11/14/29		90,000	90,156,231
Prudential PLC (United Kingdom), Series 2018-01A, Class A, 144A	—(p)	07/15/31		94,700	94,586,360
Race Point CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210%	3.549(c)	10/15/30		10,000	10,012,155
Regatta Funding Ltd. (Cayman Islands),
Series 2016-1A, Class A1, 144A, 3 Month LIBOR + 1.520%	3.845(c)	12/20/28		53,000	53,110,314
Series 2017-1A, Class A, 144A, 3 Month LIBOR + 1.250%	3.586(c)	10/17/30		56,250	56,356,808
Romark CLO Ltd. (Cayman Islands),
Series 2018-1A, Class A1, 144A, 3 Month LIBOR + 1.030%	3.378(c)	04/20/31		90,000	89,990,739
Series 2018-2A, Class A1, 144A, 3 Month LIBOR + 1.175%	2.355(c)	07/25/31		37,000	37,000,000
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-5RA, Class A, 144A, 3 Month LIBOR + 1.100%	3.463(c)	05/07/31		75,000	74,883,802
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170%	3.509(c)	07/15/31		59,250	59,248,057
Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270%	3.613(c)	08/15/30		159,750	159,988,475

Silver Creek CLO Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.588(c)	07/20/30		50,000	50,073,870

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2015-2A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.228%(c)	07/20/27		32,800	$ 32,742,466
Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.650%	3.998(c)	07/20/28		35,000	35,054,831
Series 2016-2A, Class A, 144A, 3 Month LIBOR + 1.660%	4.008(c)	10/20/28		5,500	5,508,756
Series 2016-3A, Class A, 144A, 3 Month LIBOR + 1.530%	3.877(c)	01/23/29		53,875	54,056,537
Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.280%	3.615(c)	07/25/30		60,000	60,053,436
Series 2017-3A, Class A1A, 144A, 3 Month LIBOR + 1.220%	3.568(c)	10/20/30		99,500	99,633,559
Series 2017-3A, Class A1B, 144A, 3 Month LIBOR + 1.220%	3.568(c)	10/20/30		750	751,007

St Paul’s CLO DAC (Ireland), Series 4A, Class AR1, 144A, 3 Month EURIBOR + 0.850%	0.850(c)	04/25/30	EUR	55,750	64,930,190
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240%	3.576(c)	01/17/30		85,000	84,866,728
Series 2013-3A, Class AR, 144A, 3 Month LIBOR + 1.300%	3.636(c)	07/17/26		40,000	39,999,804

THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2012-1A, Class AR, 144A, 3 Month LIBOR + 1.450%	3.789(c)	01/15/26		40,300	40,407,214
TIAA CLO Ltd. (Cayman Islands), Series 2016-1A, Class AR, 144A, 3 Month LIBOR + 1.200%	3.548(c)	07/20/31		45,750	45,749,067
TICP CLO Ltd. (Cayman Islands), Series 2016-06A, Class A, 144A, 3 Month LIBOR + 1.550%	3.889(c)	01/15/29		127,250	127,637,464
Tikehau CLO Ltd. (Netherlands),
Series 2015-1A, Class A1R, 144A, 3 Month EURIBOR + 0.600%	0.600(c)	08/04/28	EUR	3,000	3,500,430
Series 4A, Class A1, 144A	—(p)	10/15/31	EUR	85,700	100,157,704
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-6A, Class A, 144A, 3 Month LIBOR + 1.320%	3.655(c)	07/25/29		65,000	65,127,387
Series 2017-7A, Class A, 144A, 3 Month LIBOR + 1.210%	3.545(c)	01/25/31		118,000	118,131,487

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Trinitas CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-7A, Class B, 144A, 3 Month LIBOR + 1.600%	3.935%(c)	01/25/31		12,250	$ 12,276,992
Series 2018-08A, Class A, 144A, 3 Month LIBOR + 1.100%	3.450(c)	07/20/31		70,000	69,680,205

Venture 32 CLO Ltd. (Cayman Islands), Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100%	3.433(c)	07/15/31		38,372	38,357,819
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880%	3.219(c)	07/15/27		72,550	72,425,976
Series 2017-27RA, Class A, 144A, 3 Month LIBOR + 1.300%	3.647(c)	07/21/30		19,200	19,232,458
Vibrant CLO Ltd. (Cayman Islands),
Series 2016-4A, Class A1, 144A, 3 Month LIBOR + 1.650%	3.998(c)	07/20/28		50,000	50,187,285
Series 2018-09A, Class A1, 144A^	—(p)	07/20/31		195,000	194,961,000
Series 2018-09A, Class X, 144A^	—(p)	07/20/31		813	261,706

Voya CLO Ltd. (Cayman Islands), Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990%	3.323(c)	04/18/31		115,250	114,640,719
Voya Euro CLO Designated Activity Co. (Ireland), Series 1A, Class A, 144A, 3 Month LIBOR + 0.750%	0.750(c)	10/15/30	EUR	95,000	110,400,191
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1, 144A, 3 Month LIBOR + 1.650%	3.998(c)	10/20/28		41,250	41,314,730
Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.320%	3.668(c)	04/20/29		70,000	70,118,237
Series 2017-2A, Class A1, 144A, 3 Month LIBOR + 1.250%	3.598(c)	10/20/29		40,000	40,080,848

West CLO Ltd. (Cayman Islands), Series 2014-2A, Class A1BR, 144A	2.724	01/16/27		14,500	14,291,433
Westcott Park CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A, 3 Month LIBOR + 1.530%	3.878(c)	07/20/28		11,000	11,040,031
Willow Park CLO (Ireland), Series 1A, Class A1	0.840	01/15/31	EUR	6,500	7,581,543
York CLO Ltd. (Cayman Islands), Series 2015-1A, Class AR, 144A, 3 Month LIBOR + 1.150%	3.497(c)	01/22/31		50,000	50,009,505

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Zais CLO Ltd. (Cayman Islands),
Series 2017-1A, Class A1, 144A, 3 Month LIBOR + 1.370%	3.709%(c)	07/15/29	74,130	$ 74,304,635
Series 2017-2A, Class A, 144A, 3 Month LIBOR + 1.290%	3.629(c)	04/15/30	65,500	65,853,759
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200%	3.720(c)	07/20/31	145,500	145,492,492
Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	3.289(c)	04/15/29	60,825	60,583,294
				8,024,508,794
Consumer Loans 1.5%
Lendmark Funding Trust,
Series 2016-2A, Class A, 144A	3.260	04/21/25	10,500	10,500,076
Series 2017-1A, Class A, 144A	2.830	12/22/25	21,900	21,691,976
OneMain Financial Issuance Trust,
Series 2014-2A, Class C, 144A	4.330	09/18/24	2,023	2,025,660
Series 2015-2A, Class A, 144A	2.570	07/18/25	3,365	3,363,744
Series 2016-1A, Class A, 144A	3.660	02/20/29	28,300	28,452,079
Series 2016-2A, Class A, 144A	4.100	03/20/28	11,904	11,970,337
Series 2017-01A, Class B, 144A	2.790	09/14/32	12,983	12,581,238
Series 2017-1A, Class C, 144A	3.350	09/14/32	9,900	9,692,192
Series 2018-01A, Class A, 144A	3.300	03/14/29	28,550	28,373,310
Oportun Funding LLC,
Series 2016-C, Class A, 144A	3.280	11/08/21	43,429	43,401,983
Series 2017-A, Class A, 144A	3.230	06/08/23	26,260	25,811,148
Series 2017-B, Class A, 144A	3.220	10/10/23	69,000	67,952,166
Series 2018-A, Class A, 144A	3.610	03/08/24	9,670	9,612,344
Series 2018-B, Class A, 144A	3.910	07/08/24	21,500	21,462,480
Series 2018-B, Class B, 144A	4.500	07/08/24	1,750	1,745,085
Series 2018-B, Class C, 144A	5.430	07/08/24	1,921	1,915,613

PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%	4.414(c)	04/25/23	62,500	62,797,075
PNMAC GMSR Issuer Trust, Series 2017-GT02, Class A, 144A, 1 Month LIBOR + 4.000%	6.064(c)	08/25/23	28,880	28,938,537
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050	04/25/29	39,319	39,099,308
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A	3.160	11/15/24	30,450	30,433,917

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans (cont’d.)
Springleaf Funding Trust, (cont’d.)
Series 2015-AA, Class B, 144A	3.620%	11/15/24	3,250	$ 3,242,696
Series 2015-AA, Class C, 144A	5.040	11/15/24	6,000	5,983,606
Series 2017-AA, Class A, 144A	2.680	07/15/30	59,100	58,037,867
Series 2017-AA, Class B, 144A	3.100	07/15/30	8,262	8,056,175
				537,140,612
Home Equity Loans 0.6%
ABFC Trust,
Series 2003-OPT1, Class A1, 1 Month LIBOR + 0.640%	2.704(c)	04/25/33	4,115	4,056,087
Series 2003-WMC1, Class M1, 1 Month LIBOR + 0.975%	3.039(c)	06/25/33	389	388,024
Series 2004-OPT5, Class A4, 1 Month LIBOR + 1.250%	3.314(c)	06/25/34	1,874	1,891,772
Series 2005-AQ1, Class A4	4.816	01/25/34	1,212	1,238,328

Accredited Mortgage Loan Trust, Series 2004-4, Class A2D, 1 Month LIBOR + 0.700%	2.764(c)	01/25/35	310	309,064
ACE Securities Corp. Home Equity Loan Trust,
Series 2003-HE1, Class M1, 1 Month LIBOR + 0.975%	3.039(c)	11/25/33	654	642,904
Series 2003-OP1, Class M1, 1 Month LIBOR + 1.050%	3.114(c)	12/25/33	855	848,983
Series 2004-HE4, Class M1, 1 Month LIBOR + 0.900%	2.964(c)	12/25/34	6,261	6,132,327
Series 2004-OP1, Class M1, 1 Month LIBOR + 0.780%	2.844(c)	04/25/34	9,269	9,150,417

Aegis Asset Backed Securities Trust, Series 2005-3, Class M1, 1 Month LIBOR + 0.470%	2.534(c)	08/25/35	94	94,364
Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Ser Pass-Through Certificates, Series 2004-1, Class M1, 1 Month LIBOR + 1.020%	3.084(c)	04/25/34	844	836,694
Ameriquest Mortgage Securities, Inc. Asset-Backed, Series 2003-10, Class AV2, 1 Month LIBOR + 0.700%	2.764(c)	11/25/33	28	25,903
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-10, Class AV1, 1 Month LIBOR + 0.760%	2.824(c)	12/25/33	893	888,282
Series 2003-5, Class A6	4.020	04/25/33	1,601	1,606,768

Ameriquest Mortgage Securities, Inc. Floating Rate Mortgage Pass-Through Certificates, Series 2001-02, Class M3, 1 Month LIBOR + 2.925%	4.989(c)	10/25/31	60	63,523

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-1, Class M1, 1 Month LIBOR + 1.350%	3.414%(c)	02/25/33	1,687	$ 1,667,618
Series 2003-11, Class AV2, 1 Month LIBOR + 0.740%	2.804(c)	12/25/33	1,201	1,181,216
Series 2003-8, Class M1, 1 Month LIBOR + 1.050%	3.114(c)	10/25/33	3,646	3,585,827
Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2003-W10, Class M1, 1 Month LIBOR + 1.080%	3.144(c)	01/25/34	1,327	1,328,709
Series 2003-W10, Class M2, 1 Month LIBOR + 2.475%	4.204(c)	01/25/34	75	75,274
Series 2004-W2, Class AF	4.403	04/25/34	337	339,345
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W07, Class M1, 1 Month LIBOR + 1.035%	3.099(c)	03/25/34	427	426,640
Series 2003-W09, Class M1, 1 Month LIBOR + 1.035%	3.099(c)	01/25/34	1,219	1,220,780
Series 2003-W2, Class M4, 1 Month LIBOR + 5.625%	7.689(c)	09/25/33	600	569,486
Series 2004-W6, Class M1, 1 Month LIBOR + 0.825%	2.889(c)	05/25/34	241	239,846
Series 2005-W2, Class A2C, 1 Month LIBOR + 0.360%	2.424(c)	10/25/35	968	969,455
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.245%	3.317(c)	06/15/33	1,098	1,092,023
Series 2003-HE4, Class M1, 1 Month LIBOR + 1.245%	3.317(c)	08/15/33	1,311	1,316,001
Series 2003-HE5, Class M1, 1 Month LIBOR + 1.125%	3.197(c)	09/15/33	2,140	2,123,312
Series 2004-HE3, Class M1, 1 Month LIBOR + 0.810%	2.874(c)	06/25/34	6,857	6,848,314
Series 2004-HE6, Class M1, 1 Month LIBOR + 0.945%	3.009(c)	09/25/34	958	966,921
Series 2004-HE8, Class M1, 1 Month LIBOR + 1.050%	3.114(c)	12/25/34	1,758	1,709,816
Series 2004-HE9, Class M1, 1 Month LIBOR + 0.975%	3.039(c)	12/25/34	2,150	2,104,355
Bear Stearns Asset-Backed Securities I Trust,
Series 2004-FR2, Class M2, 1 Month LIBOR + 1.020%	3.084(c)	06/25/34	4,100	4,154,432
Series 2004-HE07, Class M1, 1 Month LIBOR + 0.900%	2.964(c)	08/25/34	3,972	3,973,539

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Bear Stearns Asset-Backed Securities I Trust, (cont’d.)
Series 2004-HE08, Class M1, 1 Month LIBOR + 0.975%	3.039%(c)	09/25/34	206	$ 205,361
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575%	3.639(c)	12/25/34	4,428	4,530,483
Series 2005-HE5, Class M2, 1 Month LIBOR + 1.035%	3.099(c)	06/25/35	2,443	2,469,951
Series 2007-HE3, Class 1A2, 1 Month LIBOR + 0.200%	2.264(c)	04/25/37	154	197,121
Bear Stearns Asset-Backed Securities Trust,
Series 2002-2, Class A2, 1 Month LIBOR + 1.200%	3.264(c)	10/25/32	49	49,191
Series 2004-HE2, Class M1, 1 Month LIBOR + 0.900%	2.964(c)	03/25/34	1,372	1,376,286
Series 2004-HE5, Class M1, 1 Month LIBOR + 0.855%	2.919(c)	07/25/34	2,777	2,776,947

CDC Mortgage Capital Trust, Series 2003-HE4, Class M1, 1 Month LIBOR + 0.975%	3.039(c)	03/25/34	4,670	4,596,182
Conseco Finance Corp/Old, Series 2001-C, Class M2, 1 Month LIBOR + 1.150%	3.222(c)	08/15/33	968	967,779
Credit Suisse First Boston Mortgage Pass-Through Certificates, Series 2002-HE04, Class M2, 1 Month LIBOR + 2.250%	4.314(c)	08/25/32	9	8,496
GSAA Trust, Series 2006-7, Class AF2	5.995(cc)	03/25/46	975	682,796
Home Equity Asset Trust,
Series 2002-4, Class M1, 1 Month LIBOR + 1.500%	3.564(c)	03/25/33	2,388	2,374,749
Series 2003-3, Class M1, 1 Month LIBOR + 1.290%	3.354(c)	08/25/33	1,183	1,188,038
Series 2003-4, Class M1, 1 Month LIBOR + 1.200%	3.264(c)	10/25/33	1,271	1,252,029
Series 2003-5, Class M1, 1 Month LIBOR + 1.050%	3.114(c)	12/25/33	47	47,408
Series 2003-6, Class M1, 1 Month LIBOR + 1.050%	3.114(c)	02/25/34	2,541	2,487,699
Series 2004-7, Class M1, 1 Month LIBOR + 0.930%	2.994(c)	01/25/35	609	610,410

Home Equity Mortgage Loan Asset-Backed Trust , Series 2005-A, Class M3, 1 Month LIBOR + 0.825%	2.889(c)	03/25/35	28	28,334
JPMorgan Mortgage Acquisition Corp., Series 2005-WMC1, Class M2, 1 Month LIBOR + 0.660%	2.724(c)	09/25/35	1,110	1,107,095
MASTR Asset-Backed Securities Trust,
Series 2004-WMC3, Class M1, 1 Month LIBOR + 0.825%	2.889(c)	10/25/34	4,833	4,849,531

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
MASTR Asset-Backed Securities Trust, (cont’d.)
Series 2005-NC1, Class M1, 1 Month LIBOR + 0.720%	2.784%(c)	12/25/34	2,208	$ 2,180,097
Merrill Lynch Mortgage Investors Trust,
Series 2002-HE1, Class A1, 1 Month LIBOR + 1.000%	3.064(c)	08/25/32	2,872	2,825,840
Series 2003-OPT1, Class A3, 1 Month LIBOR + 0.720%	2.784(c)	07/25/34	546	544,912
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE1, Class M1, 1 Month LIBOR + 1.200%	3.264(c)	05/25/33	710	704,548
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275%	3.339(c)	04/25/33	5,319	5,320,036
Series 2004-HE04, Class M1, 1 Month LIBOR + 0.900%	2.964(c)	05/25/34	6,854	6,842,518
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945%	3.009(c)	06/25/34	723	723,458
Series 2004-HE3, Class A4, 1 Month LIBOR + 0.800%	2.864(c)	03/25/34	483	460,081
Series 2004-HE8, Class A7, 1 Month LIBOR + 1.060%	3.124(c)	09/25/34	663	656,269
Series 2004-HE8, Class M1, 1 Month LIBOR + 0.960%	3.024(c)	09/25/34	4,608	4,654,903
Series 2004-OP1, Class M1, 1 Month LIBOR + 0.870%	2.934(c)	11/25/34	3,009	2,998,812
Series 2004-WMC3, Class M2, 1 Month LIBOR + 0.795%	2.859(c)	01/25/35	4,766	4,759,459
Series 2005-NC2, Class M3, 1 Month LIBOR + 0.675%	2.739(c)	03/25/35	2,220	2,217,029

Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC3, Class M1, 1 Month LIBOR + 1.350%	3.414(c)	03/25/33	3,375	3,377,382
Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-NC5, Class M1, 1 Month LIBOR + 1.410%	3.474(c)	10/25/32	1,500	1,495,449
New Century Home Equity Loan Trust,
Series 2003-4, Class M1, 1 Month LIBOR + 1.125%	3.189(c)	10/25/33	4,308	4,306,346
Series 2003-A, Class A, 144A, 1 Month LIBOR + 0.720%	2.784(c)	10/25/33	1,763	1,710,662
Series 2004-1, Class M1, 1 Month LIBOR + 0.885%	2.949(c)	05/25/34	629	625,566
Series 2004-3, Class M1, 1 Month LIBOR + 0.930%	2.994(c)	11/25/34	538	539,263
Series 2004-4, Class M1, 1 Month LIBOR + 0.765%	2.829(c)	02/25/35	871	866,285

New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 144A	4.000(cc)	12/25/57	48,344	48,605,114

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)

Option One Mortgage Loan Trust, Series 2004-1, Class M1, 1 Month LIBOR + 0.900%	2.964%(c)	01/25/34	3,178	$ 3,153,966
Renaissance Home Equity Loan Trust, Series 2004-1, Class AV3, 1 Month LIBOR + 0.940%	3.004(c)	05/25/34	5,120	5,004,436
Residential Asset Securities Trust, Series 2004-KS1, Class AI5	5.721	02/25/34	242	246,269
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1, 1 Month LIBOR + 0.780%	2.844(c)	02/25/34	569	573,280
Specialty Underwriting & Residential Finance Trust, Series 2004-BC1, Class M1, 1 Month LIBOR + 0.765%	2.829(c)	02/25/35	1,362	1,352,306
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-AM1, Class M1, 1 Month LIBOR + 1.350%	3.414(c)	04/25/33	217	217,275
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2005-1, Class M4, 1 Month LIBOR + 0.915%	2.979(c)	04/25/35	3,140	3,154,125
				205,987,921
Residential Mortgage-Backed Securities 2.6%
Aames Mortgage Investment Trust, Series 2005-2, Class M4, 1 Month LIBOR + 0.945%	3.009(c)	07/25/35	1,401	1,408,862
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R3, Class M1, 1 Month LIBOR + 0.780%	2.844(c)	05/25/34	9,403	9,412,145
Series 2004-R8, Class M1, 1 Month LIBOR + 0.960%	3.024(c)	09/25/34	1,164	1,164,131
Series 2005-R11, Class A2D, 1 Month LIBOR + 0.330%	2.394(c)	01/25/36	31	30,682

Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3, 1 Month LIBOR + 1.000%	3.064(c)	11/25/32	279	278,683
Asset-Backed Pass-Through Certificates Series Pass-Through Certificates, Series 2004-R2, Class A1A, 1 Month LIBOR + 0.690%	2.754(c)	04/25/34	1,423	1,426,582
Chase Funding Trust Series, Series 2002-2, Class 1A5	6.333	04/25/32	409	413,935
CIT Mortgage Loan Trust, Series 2007-1, Class 1A, 144A, 1 Month LIBOR + 1.350%	3.414(c)	10/25/37	87,022	87,724,189

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates, Series 2005-OPT3, Class M2, 1 Month LIBOR + 0.675%	2.739%(c)	05/25/35	240	$ 240,258
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH1, Class M2, 1 Month LIBOR + 0.555%	2.619(c)	01/25/36	658	658,515
Countrywide Asset-Backed Certificates,
Series 2002-3, Class 2A1, 1 Month LIBOR + 0.660%	2.724(c)	06/25/32	1,803	1,779,891
Series 2003-BC5, Class 2A2, 1 Month LIBOR + 0.700%	2.764(c)	12/25/33	1,040	1,022,635
Series 2004-12, Class AF5	5.676	04/25/35	779	777,955
Series 2004-3, Class 1A, 1 Month LIBOR + 0.420%	2.484(c)	08/25/34	12,198	11,585,095
Series 2004-BC4, Class M1, 1 Month LIBOR + 1.050%	3.114(c)	11/25/34	2,144	2,145,763
Series 2005-BC5, Class M3, 1 Month LIBOR + 0.500%	2.564(c)	01/25/36	6,475	6,481,707
Series 2006-26, Class 2A3, 1 Month LIBOR + 0.170%	2.234(c)	06/25/37	507	504,989
Credit Suisse Mortgage Trust,
Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	5.242(c)	12/26/46	60,668	61,975,845
Series 2018-3R, Class 1A1, 144A, 1 Month LIBOR + 1.200%	3.071(c)	12/25/46	74,348	74,288,395
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB5, Class M1, 1 Month LIBOR + 0.915%	2.979(c)	01/25/34	3,019	3,039,196
Series 2004-CB8, Class M1, 1 Month LIBOR + 0.795%	2.859(c)	12/25/35	2,638	2,646,139
CWABS, Inc., Asset-Backed Certificates,
Series 2003-5, Class AF5	5.197	02/25/34	1,642	1,686,426
Series 2004-6, Class 1A1, 1 Month LIBOR + 0.540%	2.604(c)	12/25/34	3,592	3,558,756
CWABS, Inc., Asset-Backed Certificates Trust,
Series 2004-5, Class 3A, 1 Month LIBOR + 0.460%	2.524(c)	09/25/34	351	350,985
Series 2004-6, Class 2A4, 1 Month LIBOR + 0.900%	2.964(c)	11/25/34	538	540,421
Series 2004-6, Class 2A5, 1 Month LIBOR + 0.780%	2.844(c)	11/25/34	595	595,084
Encore Credit Receivables Trust,
Series 2005-1, Class M1, 1 Month LIBOR + 0.660%	2.724(c)	07/25/35	3,709	3,674,076
Series 2005-3, Class M3, 1 Month LIBOR + 0.765%	2.829(c)	10/25/35	10,000	10,045,607

Equity One Mortgage Pass-Through Trust, Series 2004-03, Class M1	4.608	07/25/34	87	86,179
FBR Securitization Trust, Series 2005-02, Class M1, 1 Month LIBOR + 0.720%	2.784(c)	09/25/35	129	129,030

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)

FFMLT Trust, Series 2005-FF2, Class M4, 1 Month LIBOR + 0.885%	2.949%(c)	03/25/35	1,616	$ 1,627,067
Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 1 Month LIBOR + 0.825%	2.889(c)	08/25/34	1,928	1,922,078
First Franklin Mortgage Loan Trust, Series 2003-FFH2, Class M1B, 1 Month LIBOR + 0.975%	3.039(c)	02/25/34	2,237	2,181,533
Fremont Home Loan Trust,
Series 2003-B, Class M1, 1 Month LIBOR + 1.050%	3.114(c)	12/25/33	6,496	6,371,821
Series 2004-2, Class M1, 1 Month LIBOR + 0.855%	2.919(c)	07/25/34	8,121	8,260,569
Series 2004-C, Class M1, 1 Month LIBOR + 0.975%	3.039(c)	08/25/34	1,906	1,907,266
GSAMP Trust,
Series 2003-HE2, Class A2, 1 Month LIBOR + 0.640%	2.704(c)	08/25/33	11,039	10,821,713
Series 2004-AR1, Class M1, 1 Month LIBOR + 0.975%	3.039(c)	06/25/34	3,591	3,598,506
Series 2004-HE2, Class M1, 1 Month LIBOR + 0.975%	3.039(c)	09/25/34	2,103	2,122,704
Series 2005-HE3, Class M3, 1 Month LIBOR + 1.050%	3.114(c)	06/25/35	3,500	3,502,339
Series 2007-HE01, Class A1, 1 Month LIBOR + 0.140%	2.204(c)	03/25/47	37,346	35,310,477

JPMorgan Mortgage Acquisition Trust, Series 2007-CH05, Class A4, 1 Month LIBOR + 0.160%	2.224(c)	06/25/36	3,268	3,261,023
Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A, 144A, 1 Month LIBOR + 1.750%	3.852(c)	01/28/70	20,813	21,212,008
Long Beach Mortgage Loan Trust,
Series 2003-4, Class AV1, 1 Month LIBOR + 0.620%	2.684(c)	08/25/33	5,748	5,738,791
Series 2004-1, Class M1, 1 Month LIBOR + 0.750%	2.814(c)	02/25/34	678	678,820
Series 2004-2, Class M1, 1 Month LIBOR + 0.795%	2.859(c)	06/25/34	229	226,383
Series 2004-4, Class 1A1, 1 Month LIBOR + 0.560%	2.624(c)	10/25/34	14	13,495

LSFVT, Series 2018-1, 1 Month LIBOR + 2.000%^	3.982(c)	04/01/21	215,950	215,302,463
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520%	2.584(c)	06/25/35	656	653,479
Series 2004-OPT1, Class A2A, 1 Month LIBOR + 0.720%	2.784(c)	06/25/35	640	616,387

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Merrill Lynch Mortgage Investors Trust, (cont’d.)
Series 2004-WMC3, Class M2, 1 Month LIBOR + 1.845%	3.909%(c)	01/25/35	2,584	$ 2,608,420

Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC06, Class M1, 1 Month LIBOR + 0.900%	2.964(c)	07/25/34	3,550	3,464,905
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WLL1, Class M3, 1 Month LIBOR + 0.735%	2.799(c)	03/25/35	12,518	12,564,041
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC2, Class M1, 1 Month LIBOR + 1.125%	3.189(c)	06/25/34	809	801,458
Series 2003-BC4, Class M1, 1 Month LIBOR + 0.900%	2.964(c)	11/25/34	393	378,029
Series 2004-BC2, Class A2, 1 Month LIBOR + 0.540%	2.604(c)	05/25/35	1,041	975,960
Series 2004-BC2, Class M1, 1 Month LIBOR + 0.825%	2.889(c)	05/25/35	1,249	1,245,843
Series 2004-BC3, Class A2C, 1 Month LIBOR + 1.000%	3.064(c)	07/25/35	800	799,657
Structured Asset Investment Loan Trust,
Series 2003-BC10, Class A4, 1 Month LIBOR + 1.000%	3.064(c)	10/25/33	1,171	1,161,568
Series 2003-BC7, Class 3A2, 1 Month LIBOR + 0.950%	3.014(c)	07/25/33	1,261	1,251,152
Series 2003-BC8, Class 3A3, 1 Month LIBOR + 0.900%	2.964(c)	08/25/33	254	249,824
Series 2003-BC9, Class 2A, 1 Month LIBOR + 0.950%	3.014(c)	08/25/33	10,090	9,846,124
Series 2004-07, Class A8, 1 Month LIBOR + 1.200%	3.264(c)	08/25/34	2,510	2,479,694
Series 2004-6, Class A3, 1 Month LIBOR + 0.800%	2.864(c)	07/25/34	2,437	2,428,078
Series 2004-BNC1, Class A2, 1 Month LIBOR + 1.000%	3.064(c)	09/25/34	1,400	1,400,772
Series 2004-BNC1, Class A4, 1 Month LIBOR + 0.940%	3.004(c)	09/25/34	1,141	1,136,729
Series 2005-6, Class M2, 1 Month LIBOR + 0.780%	2.844(c)	07/25/35	16,401	16,459,474
Series 2005-7, Class M1, 1 Month LIBOR + 0.735%	2.799(c)	08/25/35	3,522	3,525,442
Towd Point Mortgage Trust,
Series 2015-2, Class 1M2, 144A	3.620(cc)	11/25/60	22,127	22,317,244
Series 2017-04, Class A1, 144A	2.750(cc)	06/25/57	72,685	70,733,529
Series 2017-06, Class A1, 144A	2.750(cc)	10/25/57	86,261	83,981,495

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
VOLT LLC,
Series 2017-NP10, Class A1, 144A	3.000%	10/25/47		34,721	$ 34,328,542
Series 2017-NPL04, Class A1, 144A	3.375	04/25/47		4,796	4,780,110
Series 2017-NPL07, Class A1, 144A	3.250	06/25/47		6,693	6,652,098
					900,571,266
Small Business Loan 0.0%
Small Business Administration Participation Certificates,
Series 2001-20A, Class 1	6.290	01/01/21		16	16,025
Series 2003-20I, Class 1	5.130	09/01/23		17	17,633
					33,658
Student Loans 0.4%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400%	3.464(c)	01/25/41		3,826	3,859,339
Laurel Road Prime Student Loan Trust, Series 2018-A, Class A, 144A	3.792	02/25/43		82,210	117,247,902
SoFi Professional Loan Program Trust, Series 2018-B, Class A2FX, 144A	3.340	08/25/47		7,000	6,965,421
					128,072,662
Total Asset-Backed Securities (cost $9,935,912,826)					9,903,217,102
Bank Loans 0.9%
Capital Goods 0.0%
Kiwi VFS SUB II Sarl (Luxembourg), Facility B1 Loan, 3 Month GBP LIBOR + 4.000%	4.687(c)	07/29/24	GBP	10,775	14,054,256
Consumer Services 0.0%
Richmond UK Bidco Ltd. (United Kingdom), Facility B, 1 Month GBP LIBOR + 4.250%	4.930(c)	03/03/24	GBP	8,741	11,232,500

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Foods 0.2%
KFC Holding Co., 2018 Term B Loan, 1 Month LIBOR + 1.750%	3.829%(c)	04/03/25		9,975	$ 9,965,644
Sigma Bidco BV, Facility B4 Loan, 1 Month GBP LIBOR + 4.000%	4.497(c)	07/02/25	GBP	43,800	56,353,953
					66,319,597
Healthcare & Pharmaceuticals 0.0%
Nidda Healthcare Holding AG (Germany), Facility C-GBP, 3 Month GBP LIBOR + 4.500%	4.792(c)	08/21/24	GBP	382	495,596
Healthcare-Services 0.0%
Avantor, Inc., Initial Euro Term Loan, 1 Month EURIBOR + 4.250%	4.250(c)	11/21/24	EUR	9,129	10,715,123
Internet 0.2%
McAfee LLC,
Closing Date USD Term Loan, 1 Month LIBOR + 4.500%	6.572(c)	09/30/24		46,312	46,624,953
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	10.572(c)	09/29/25		12,150	12,362,625
					58,987,578
Oil & Gas 0.2%
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 3 Month EURIBOR + 7.750%	8.750(c)	04/06/26	EUR	11,000	12,726,122
Term B, 3 Month GBP LIBOR + 4.750%	5.435(c)	02/06/25	GBP	13,391	17,436,763
Term B1, 3 Month EURIBOR + 4.000%	4.000(c)	02/07/25	EUR	19,710	22,903,205
Term Loan, 3 Month EURIBOR + 4.000%	4.000(c)	02/28/25		10,016	11,639,017
					64,705,107
Oil, Gas & Coal 0.1%
EG America LLC, Second Lien Facility (USD), 3 Month LIBOR + 8.000%	10.221(c)	03/23/26		18,775	18,516,844

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software 0.0%
BMC Software Finance, Inc., Initial B-2 US Term Loan, 1 Month LIBOR + 3.250%	5.327%(c)	09/10/22	6,135	$ 6,134,676
Infor (US), Inc., Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%	4.827(c)	02/01/22	4,400	4,403,041
				10,537,717
Technology 0.1%
Dell International LLC, Replacement Term A-3 Loan, 1 Month LIBOR + 1.500%	3.580(c)	12/31/18	14,824	14,816,082
Telecommunications 0.1%
Altice France SA (France), Term Loan, 3 Month LIBOR + 4.000%	6.336(c)	01/31/26	26,475	25,887,572
Sprint Communications, Inc., Initial Term Loan, 1 Month LIBOR + 2.500%	4.625(c)	02/02/24	4,863	4,861,474
				30,749,046
Transportation 0.0%
XPO Logistics, Inc., Refinancing Term Loan, 1 Month LIBOR + 2.000%	4.064(c)	02/24/25	7,700	7,712,235
Total Bank Loans (cost $315,344,526)				308,841,681
Commercial Mortgage-Backed Securities 12.0%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35	39,245	35,749,891
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35	40,253	35,730,120

Assurant Commercial Mortgage Trust, Series 2016-1A, Class B, 144A	4.462	05/15/49	7,683	7,238,860
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903	07/15/49	5,200	4,919,998
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60	92,900	88,469,497
Series 2017-BNK06, Class A4	3.254	07/15/60	70,950	68,051,316
Series 2017-BNK08, Class A3	3.229	11/15/50	70,000	66,929,149
Series 2018-BN11, Class A2	3.784	03/15/61	60,775	60,710,493

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	31,000	30,898,208

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A	2.937%	08/14/36	17,450	$ 16,249,831
Series 2016-ETC, Class B, 144A	3.189	08/14/36	6,970	6,497,506
Series 2016-ETC, Class C, 144A	3.391	08/14/36	5,770	5,365,142
Series 2016-ETC, Class D, 144A	3.609(cc)	08/14/36	21,720	20,108,500
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	13,900	12,115,076
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38	19,295	18,684,167

BENCHMARK, Series 2018-B04, Class A4	3.858	07/15/51	40,000	40,188,728
BENCHMARK Mortgage Trust, Series 2018-B02, Class A4	3.615	02/15/51	15,000	14,803,080
CCUBS Commercial Mortgage Trust, Series 2017-C1, Class A3	3.283	11/15/50	37,610	35,968,429
CD Commercial Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	60,000	57,904,608
Series 2017-CD05, Class A3	3.171	08/15/50	79,475	75,994,392
Series 2017-CD06, Class A4	3.190	11/13/50	121,000	115,844,214

CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A4	3.572	06/15/50	8,000	7,815,841
CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 144A, 1 Month LIBOR + 1.854%	3.926(c)	11/15/31	3,393	3,394,171
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4	3.575	05/10/47	7,850	7,903,338
Series 2014-GC25, Class A3	3.372	10/10/47	10,000	9,890,756
Series 2015-GC35, Class A4	3.818	11/10/48	36,255	36,559,752
Series 2015-P1, Class XB	0.053(cc)	09/15/48	58,898	184,457
Series 2016-GC37, Class A4	3.314	04/10/49	7,150	6,950,265
Series 2016-P6, Class A4	3.458	12/10/49	40,000	39,257,720
Series 2017-B1, Class A3	3.197	08/15/50	105,000	100,211,380
Series 2017-C04, Class A3	3.209	10/12/50	90,000	85,832,091
Series 2017-P07, Class A3	3.442	04/14/50	32,600	31,810,829
Series 2017-P08, Class A3	3.203	09/15/50	43,825	41,869,362
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.778(cc)	11/10/31	40,376	38,015,587
Series 2016-CLNE, Class C, 144A	2.778(cc)	11/10/31	15,000	13,907,967

Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A4	3.762	02/10/49	24,141	24,227,855
Commercial Mortgage Trust,
Series 2013-CR07, Class A3	2.929	03/10/46	7,386	7,242,769
Series 2013-LC6, Class XA	1.407(cc)	01/10/46	41,155	2,019,066
Series 2014-UBS04, Class A4	3.420	08/10/47	10,300	10,200,740
Series 2014-UBS05, Class A4	3.838	09/10/47	48,200	48,727,168
Series 2014-UBS3, Class A3	3.546	06/10/47	12,500	12,477,611

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Commercial Mortgage Trust, (cont’d.)
Series 2014-UBS6, Class A4	3.378%	12/10/47	14,000	$ 13,785,708
Series 2015-CR26, Class A4	3.630	10/10/48	8,380	8,332,454
Series 2015-CR27, Class A4	3.612	10/10/48	48,000	47,727,274
Series 2015-DC1, Class XA	1.134	02/10/48	122,231	5,915,239
Series 2015-LC21, Class A4	3.708	07/10/48	2,490	2,501,417
Series 2015-PC01, Class A5	3.902	07/10/50	22,200	22,413,029
Series 2016-COR1, Class A3	2.826	10/10/49	43,000	40,462,991
Series 2016-DC02, Class A5	3.765	02/10/49	15,610	15,629,461
Series 2017-COR02, Class A2	3.239	09/10/50	116,925	111,918,365
Series 2018-COR03, Class A2	3.961	05/10/51	75,000	75,468,667

Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	13,245	13,257,584
CSAIL Commercial Mortgage Trust,
Series 2015-C3, Class XB	0.250	08/15/48	86,961	1,252,708
Series 2016-C7, Class A4	3.210	11/15/49	6,500	6,252,617
Series 2018-CX11, Class A3	4.095	04/15/51	24,784	25,352,366
Series 2018-CX11, Class A4	3.766	04/15/51	25,600	25,454,546

CSMC Trust, Series 2014-USA, Class A2, 144A	3.953	09/15/37	50,425	50,434,934
DBJPM Mortgage Trust,
Series 2016-C3, Class A4	2.632	09/10/49	57,450	53,337,453
Series 2017-C06, Class A4	3.071	06/10/50	61,475	58,388,986
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36	23,405	22,006,872
Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36	22,177	19,961,817

Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class C, 144A	3.555(cc)	09/10/35	30,650	29,653,050
Fannie Mae-Aces, Series 2015-M08, Class AB2	2.829(cc)	01/25/25	10,476	10,195,596
FHLMC Multifamily Structured Pass-Through Certificates,
Series K006, Class AX1, IO	0.949	01/25/20	242,933	2,774,177
Series K007, Class X1, IO	1.036	04/25/20	16,840	235,616
Series K008, Class X1, IO	1.523	06/25/20	142,853	3,234,074
Series K009, Class X1, IO	1.286	08/25/20	3,089	65,532
Series K014, Class X1, IO	1.149	04/25/21	11,577	307,083
Series K015, Class X1, IO	1.583	07/25/21	1,352	52,987
Series K019, Class X1, IO	1.636(cc)	03/25/22	120,814	5,907,860
Series K020, Class X1, IO	1.416	05/25/22	45,869	2,005,030
Series K021, Class X1, IO	1.456	06/25/22	211,892	9,804,363
Series K024, Class X1, IO	0.851(cc)	09/25/22	110,281	3,154,923
Series K025, Class X1, IO	0.860(cc)	10/25/22	29,043	880,118
Series K026, Class X1, IO	1.005	11/25/22	173,555	6,038,768

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K027, Class X1, IO	0.788%(cc)	01/25/23	257,653	$ 7,326,608
Series K032, Class X1, IO	0.106(cc)	05/25/23	243,134	1,224,059
Series K038, Class X1, IO	1.168(cc)	03/25/24	155,044	8,275,156
Series K043, Class X1, IO	0.544(cc)	12/25/24	76,028	2,252,994
Series K044, Class X1, IO	0.749	01/25/25	442,101	17,501,929
Series K052, Class X1, IO	0.670	11/25/25	308,564	12,130,206
Series K053, Class X1, IO	0.891(cc)	12/25/25	138,633	7,650,099
Series K055, Class X1, IO	1.367(cc)	03/25/26	92,565	7,873,178
Series K058, Class XAM, IO	0.815(cc)	08/25/26	59,334	3,482,306
Series K069, Class X1, IO	0.369	09/25/27	565,307	17,068,869
Series K710, Class X1, IO	1.729	05/25/19	28,404	240,020
Series K711, Class X1, IO	1.677	07/25/19	44,494	403,840
Series K718, Class X1,IO	0.639(cc)	01/25/22	286,382	5,332,697
Series K726, Class X1, IO	0.882	04/25/24	155,745	6,413,938
Series KAIV, Class X1, IO	1.282	06/25/21	1,920	52,535
Series Q001, Class XA, IO	2.283	02/25/32	29,508	4,355,674
Series Q002, Class XA, IO	1.182	07/25/33	38,006	2,934,025
Freddie Mac Mortgage Trust,
Series 2013-K27, Class X2A, IO, 144A	0.100	01/25/46	1,286,014	4,556,860
Series 2013-K32, Class X2A, IO, 144A	0.100	10/25/46	1,165,703	4,345,159
GS Mortgage Securities Trust,
Series 2013-GC16, Class XA, IO	1.344(cc)	11/10/46	32,141	1,136,017
Series 2014-GC22, Class XB, IO	0.299(cc)	06/10/47	37,110	719,971
Series 2015-GC32, Class XB, IO	0.010(cc)	07/10/48	60,188	34,512
Series 2017-GS06, Class A2	3.164	05/10/50	70,600	67,485,368
Series 2017-GS07, Class A3	3.167	08/10/50	114,260	108,999,093
Series 2017-GS08, Class A3	3.205	11/10/50	100,000	95,288,630
Series 2017-GS5, Class A3	3.409	03/10/50	46,400	45,226,405
Series 2018-GS10, Class A4	3.890(cc)	07/10/51	55,725	55,880,155

Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, 144A	0.195(cc)	03/05/23	525,000	5,354,002
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	23,725	23,285,487
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	15,550	15,577,412
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C18, Class A2	2.879	02/15/47	1,698	1,697,354
Series 2014-C21, Class A4	3.493	08/15/47	9,800	9,770,730
Series 2014-C23, Class XA	0.792(cc)	09/15/47	74,241	1,942,448
Series 2014-C24, Class A3	3.098	11/15/47	8,040	7,971,736
Series 2014-C25, Class A4A1	3.408	11/15/47	7,800	7,733,825
Series 2014-C26, Class A3	3.231	01/15/48	11,650	11,459,912
Series 2015-C28, Class A4	3.227	10/15/48	35,300	34,440,537
Series 2015-C29, Class XA, IO	0.827(cc)	05/15/48	49,031	1,545,712

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C4, Class A2	2.882%	12/15/49	53,000	$ 49,948,212
Series 2017-C05, Class A4	3.414	03/15/50	36,250	35,433,672
Series 2017-C07, Class A4	3.147	10/15/50	90,000	85,904,973
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A3	3.139	06/15/45	436	435,987
Series 2012-LC09, Class A4	2.611	12/15/47	4,000	3,931,724
Series 2013-C10, Class A4	2.875	12/15/47	4,488	4,421,514
Series 2013-C13, Class A3	3.525	01/15/46	3,000	3,012,871
Series 2014-C20, Class A3A1	3.472	07/15/47	5,042	5,055,316
Series 2016-JP2, Class A3	2.559	08/15/49	40,000	36,963,564
Series 2017-JP7, Class A4	3.195	09/15/50	70,600	67,493,635

LSTAR Commercial Mortgage Trust, Series 2017-5, Class A4, 144A	3.390	03/10/50	8,500	8,270,525
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A	1.472(cc)	08/15/45	43,779	1,991,180
Series 2013-C08, Class A3	2.863	12/15/48	3,061	2,996,951
Series 2013-C09, Class A3	2.834	05/15/46	5,900	5,729,086
Series 2013-C7, Class A3	2.655	02/15/46	7,974	7,745,817
Series 2015-C24, Class A3	3.479	05/15/48	8,425	8,344,436
Series 2015-C24, Class XA, IO	0.798(cc)	05/15/48	165,935	7,004,435
Series 2015-C25, Class A5	3.635	10/15/48	32,300	32,148,875
Series 2016-C30, Class A5	2.860	09/15/49	37,200	34,916,802
Series 2016-C31, Class A4	2.840	11/15/49	42,000	39,482,638
Series 2017-C34, Class A3	3.276	11/15/52	20,000	19,148,632
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4	3.259	06/15/50	56,175	53,982,293
Series 2018-H03, Class A4	3.914	07/15/51	40,000	40,145,092

Olympic Tower Mortgage Trust, Series 2017-OT, Class C, 144A	3.945(cc)	05/10/39	21,000	20,762,484
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126	07/05/36	28,675	27,181,133
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50	98,815	94,592,902
Series 2017-C3, Class A3	3.167	08/15/50	78,800	75,000,280
Series 2017-C5, Class A4	3.212	11/15/50	32,275	30,768,187
Series 2017-C6, Class A4	3.320	12/15/50	50,000	48,075,990
Series 2018-C10, Class A3	4.048	05/15/51	69,500	70,455,396
Series 2018-C11, Class A4	3.977	06/15/51	40,000	40,283,004
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3	2.920	03/10/46	8,674	8,506,018
Series 2013-C5, Class XA, IO, 144A	0.971(cc)	03/10/46	14,281	511,122
Series 2013-C5, Class XB, IO, 144A	0.428	03/10/46	96,528	1,891,601

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
UBS-Barclays Commercial Mortgage Trust, (cont’d.)
Series 2013-C6, Class A3FL, 144A, 1 Month LIBOR + 0.790%	2.857%(c)	04/10/46		21,173	$ 21,493,470

Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM	6.009(cc)	02/15/51		4,579	4,700,782
Wells Fargo Commercial Mortgage Trust,
Series 2013-LC12, Class A3FL, 144A, 1 Month LIBOR + 1.050%	3.123(c)	07/15/46		27,500	27,827,470
Series 2014-LC16, Class A4	3.548	08/15/50		5,910	5,904,346
Series 2015-LC20, Class A4	2.925	04/15/50		6,160	5,915,914
Series 2015-NXS02, Class A4	3.498	07/15/58		13,700	13,578,318
Series 2015-NXS1, Class XB, IO	0.355(cc)	05/15/48		24,936	761,155
Series 2016-C34, Class XB, IO	0.940	06/15/49		36,018	2,366,354
Series 2016-C35, Class A3	2.674	07/15/48		60,000	55,715,364
Series 2016-C35, Class XB, IO	0.938(cc)	07/15/48		55,952	3,674,933
Series 2016-C36, Class A3	2.807	11/15/59		53,000	49,475,373
Series 2016-NXS6, Class A3	2.642	11/15/49		37,500	34,834,076
Series 2017-C38, Class A4	3.190	07/15/50		80,000	76,487,744
Series 2017-C39, Class A4	3.157	09/15/50		115,000	109,363,999
Series 2017-C40, Class A3	3.317	10/15/50		45,680	43,921,877
Series 2018-C44, Class A4	3.948	05/15/51		70,885	71,115,787
Series 2018-C45, Class A3	3.920	06/15/51		49,000	49,084,246

Total Commercial Mortgage-Backed Securities (cost $4,382,854,404)					4,198,810,608
Convertible Bond 0.0%
Investment Companies
Aabar Investments PJSC (United Arab Emirates) (cost $3,604,285)	0.500	03/27/20	EUR	3,300	3,600,526
Corporate Bonds 34.1%
Aerospace & Defense 0.3%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.500	12/01/24		40,275	42,842,531
Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25		2,700	2,731,050
General Dynamics Corp.,
Gtd. Notes	2.875	05/11/20		7,610	7,599,350
Gtd. Notes	3.000	05/11/21		9,120	9,080,513

Harris Corp., Sr. Unsec’d. Notes	3.832	04/27/25		2,700	2,649,022

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900%	03/01/25	5,164	$ 4,926,367
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes	3.200	03/15/24	25,000	24,156,195
Sr. Unsec’d. Notes	3.500	03/15/27	13,250	12,718,817
Sr. Unsec’d. Notes	4.350	04/15/47	3,980	3,908,758

Spirit AeroSystems, Inc., Gtd. Notes	3.850	06/15/26	6,000	5,745,465
				116,358,068
Agriculture 0.3%
Altria Group, Inc., Gtd. Notes	2.850	08/09/22	6,925	6,765,111
BAT Capital Corp. (United Kingdom),
Gtd. Notes, 144A	2.297	08/14/20	18,200	17,851,402
Gtd. Notes, 144A	3.222	08/15/24	13,775	13,156,541
Gtd. Notes, 144A(a)	3.557	08/15/27	25,000	23,642,404
Gtd. Notes, 144A(a)	4.390	08/15/37	3,115	2,986,195
Reynolds American, Inc. (United Kingdom),
Gtd. Notes(a)	4.000	06/12/22	7,255	7,311,332
Gtd. Notes(a)	4.450	06/12/25	21,668	22,011,482
Gtd. Notes	8.125	06/23/19	305	318,797

Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25	8,000	7,740,000
				101,783,264
Airlines 0.4%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	5,837	5,821,648
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.950	07/15/24	6,910	7,104,464
American Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	3.700	04/01/28	2,492	2,439,879
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	10,087	9,730,456
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600	03/22/29	11,339	11,057,715
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	—(r)	664

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Airlines (cont’d.)
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates^	5.983%	10/19/23		351	$ 370,140
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	07/12/22		243	247,313
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.150	10/11/25		2,224	2,248,622
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26		753	756,216
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24		1,322	1,435,970
Delta Air Lines 2009-1 Class A Pass-Through Trust, Pass-Through Certificates	7.750	06/17/21		424	446,801
Delta Air Lines 2010-2 Class A Pass-Through Trust, Pass-Through Certificates	4.950	11/23/20		445	449,152
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass-Through Certificates	5.300	10/15/20		440	445,662
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	11/07/21		849	863,328
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625	03/15/22		32,690	32,465,921
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650	11/05/20		9,310	9,195,266
United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.450	06/01/29		10,045	9,692,180
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30		16,093	14,974,626
United Airlines 2018-1 Class AA Pass Through Trust, Pass-Through Certificates(a)	3.500	09/01/31		12,320	11,943,153
US Airways 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.625	12/03/26		1,704	1,746,685
					123,435,861
Apparel 0.2%
Hanesbrands Finance Luxembourg SCA, Gtd. Notes, 144A	3.500	06/15/24	EUR	7,175	8,913,418
Michael Kors USA, Inc., Gtd. Notes, 144A	4.000	11/01/24		10,000	9,719,599
PVH Corp.,
Sr. Unsec’d. Notes, 144A	3.125	12/15/27	EUR	12,625	14,614,842
Sr. Unsec’d. Notes, 144A	3.625	07/15/24	EUR	24,525	31,473,349
					64,721,208

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers 1.0%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%(a)	2.747%(c)	04/12/21	11,995	$ 12,027,888
Gtd. Notes, 144A	3.100	04/12/21	16,005	15,903,594
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A	2.250	03/02/20	20,605	20,271,015
Gtd. Notes, 144A	3.100	05/04/20	6,190	6,153,692
Gtd. Notes, 144A(a)	3.350	05/04/21	10,540	10,485,559

Ford Holdings LLC, Gtd. Notes	9.375	03/01/20	3,300	3,590,009
Ford Motor Co.,
Sr. Unsec’d. Notes(a)	4.750	01/15/43	13,495	11,676,523
Sr. Unsec’d. Notes	6.375	02/01/29	2,595	2,787,856
Sr. Unsec’d. Notes	6.625	10/01/28	6,834	7,536,740
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.459	03/27/20	16,095	15,849,396
Sr. Unsec’d. Notes(a)	3.096	05/04/23	12,090	11,459,506
Sr. Unsec’d. Notes(a)	3.219	01/09/22	12,975	12,682,543
Sr. Unsec’d. Notes(a)	3.336	03/18/21	6,900	6,825,894
Sr. Unsec’d. Notes(a)	3.810	01/09/24	5,000	4,842,169
Sr. Unsec’d. Notes(a)	4.134	08/04/25	3,145	3,040,517
General Motors Co.,
Sr. Unsec’d. Notes	4.000	04/01/25	5,560	5,419,237
Sr. Unsec’d. Notes(a)	4.875	10/02/23	3,725	3,814,744
Sr. Unsec’d. Notes(a)	5.150	04/01/38	10,815	10,392,891
Sr. Unsec’d. Notes	6.250	10/02/43	3,990	4,165,023
Sr. Unsec’d. Notes	6.600	04/01/36	4,470	4,841,278
General Motors Financial Co., Inc.,
Gtd. Notes	3.150	01/15/20	7,490	7,504,271
Gtd. Notes, 3 Month LIBOR + 0.850%	3.189(c)	04/09/21	11,990	12,064,017
Gtd. Notes(a)	3.450	04/10/22	27,425	26,920,662
Gtd. Notes(a)	3.550	04/09/21	9,070	9,054,037
Gtd. Notes	3.700	05/09/23	21,265	20,828,039
Gtd. Notes(a)	3.850	01/05/28	34,005	31,658,655
Gtd. Notes	4.000	10/06/26	7,785	7,388,662
Gtd. Notes(a)	4.350	01/17/27	23,775	23,097,845
Gtd. Notes(a)	5.250	03/01/26	2,450	2,538,466

Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN(a)	2.150	02/26/20	12,370	12,147,280
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A(a)	4.125	12/15/18	6,221	6,234,686
Gtd. Notes, 144A	4.250	11/15/19	2,165	2,167,706
				335,370,400

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd., Gtd. Notes, 144A	3.500%	08/15/24	EUR	9,692	$ 10,781,355
Goodyear Tire & Rubber Co. (The),
Gtd. Notes(a)	5.000	05/31/26		7,900	7,366,750
Gtd. Notes(a)	5.125	11/15/23		1,895	1,866,575
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, 144A, Cash coupon 3.250% or PIK 4.000%	3.250	09/15/23	EUR	16,175	19,273,591
Sr. Sec’d. Notes, 144A, Cash coupon 3.750% or PIK 4.500%	3.750	09/15/26	EUR	15,485	18,468,214
Lear Corp.,
Sr. Unsec’d. Notes(a)	5.250	01/15/25		2,100	2,169,945
Sr. Unsec’d. Notes	5.375	03/15/24		11,650	12,076,140
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes	3.625	06/15/24		4,285	4,250,872
Sr. Unsec’d. Notes	4.150	10/01/25		3,900	3,939,476

ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500	04/29/22		681	692,817
					80,885,735
Banks 9.1%
Agence Francaise de Developpement (France), Sr. Unsec’d. Notes	1.625	01/21/20		30,400	29,846,690
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250	04/01/23		2,532	2,566,309
Banco Santander SA (Spain),
Sr. Unsec’d. Notes	3.125	02/23/23		4,800	4,589,468
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	3.457(c)	04/12/23		3,400	3,415,267
Sr. Unsec’d. Notes	3.500	04/11/22		9,400	9,319,465
Sr. Unsec’d. Notes	3.848	04/12/23		5,200	5,144,406

Bank Nederlandse Gemeenten NV (Netherlands), Sr. Unsec’d. Notes	0.500	03/29/21		1,500	1,398,097
Bank of America Corp.,
Jr. Sub. Notes(a)	5.125	12/29/49		2,225	2,259,843
Jr. Sub. Notes	5.875	12/31/49		31,720	31,402,800
Jr. Sub. Notes, Series DD	6.300	12/31/49		49,750	52,983,750
Sr. Unsec’d. Notes	3.004	12/20/23		3,493	3,390,107
Sr. Unsec’d. Notes	3.366	01/23/26		36,535	35,224,581
Sr. Unsec’d. Notes(a)	3.419	12/20/28		30,155	28,358,623
Sr. Unsec’d. Notes, GMTN	2.625	04/19/21		3,560	3,497,409
Sr. Unsec’d. Notes, GMTN	3.593	07/21/28		79,940	76,027,312
Sr. Unsec’d. Notes, MTN(a)	3.499	05/17/22		66,280	66,220,490

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	3.824%	01/20/28	15,420	$ 14,998,954
Sr. Unsec’d. Notes, MTN	4.000	04/01/24	3,125	3,154,016
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	15,785	16,072,665
Sr. Unsec’d. Notes, MTN	4.443	01/20/48	515	516,087
Sub. Notes, MTN	3.950	04/21/25	19,960	19,589,651
Sub. Notes, MTN(a)	4.000	01/22/25	44,250	43,691,682
Sub. Notes, MTN	4.200	08/26/24	5,580	5,606,139
Sub. Notes, MTN	4.450	03/03/26	45,890	46,063,995

Bank of America NA, Sr. Unsec’d. Notes	2.050	12/07/18	2,000	1,998,040
Bank of Baroda (India), Sr. Unsec’d. Notes, 144A	4.875	07/23/19	2,374	2,396,933
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.460%	2.797(c)	04/13/21	15,800	15,864,906
Sr. Unsec’d. Notes, Series D, MTN	3.100	04/13/21	18,570	18,517,114
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes	4.625	12/31/49	17,715	16,877,258
Sr. Unsec’d. Notes, GMTN	3.000	02/24/25	11,680	11,236,370
Sr. Unsec’d. Notes, MTN(a)	2.200	08/16/23	13,940	13,102,869
Sr. Unsec’d. Notes, MTN(a)	2.950	01/29/23	4,360	4,261,876
Sr. Unsec’d. Notes, MTN	3.250	09/11/24	3,550	3,468,209
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650	03/16/25	32,165	30,400,139
Sr. Unsec’d. Notes(a)	3.684	01/10/23	12,425	12,102,799
Sr. Unsec’d. Notes, MTN(a)	4.972	05/16/29	27,400	27,496,233
Sub. Notes(a)	5.200	05/12/26	13,010	12,852,904

BB&T Corp., Sr. Unsec’d. Notes, MTN	2.450	01/15/20	12,210	12,100,456
BBVA Bancomer SA (Mexico), Sub. Notes	6.500	03/10/21	2,400	2,532,000
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	55,885	53,053,210
Sr. Unsec’d. Notes, 144A, MTN	2.950	05/23/22	1,435	1,395,755
Sr. Unsec’d. Notes, 144A, MTN	3.500	03/01/23	26,410	25,875,973
Sub. Notes, 144A, MTN	4.375	05/12/26	8,755	8,570,145

BNP Paribas/BNP Paribas US Medium-Term Note Program LLC (France), Gtd. Notes, MTN(a)	3.250	03/03/23	9,010	8,892,093
BPCE SA (France),
Gtd. Notes, 144A, MTN	3.000	05/22/22	4,005	3,882,936
Sr. Unsec’d. Notes, 144A, MTN(a)	3.250	01/11/28	20,350	18,835,450

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
BPCE SA (France), (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	3.500%	10/23/27	4,330	$ 4,003,683
Sub. Notes, 144A, MTN	4.500	03/15/25	4,015	3,942,035
Sub. Notes, 144A, MTN(a)	4.625	07/11/24	3,460	3,432,292

Branch Banking & Trust Co., Sr. Unsec’d. Notes	2.850	04/01/21	9,550	9,463,388
Capital One NA, Sr. Unsec’d. Notes(a)	2.950	07/23/21	8,385	8,240,987
Citibank NA, Sr. Unsec’d. Notes	3.050	05/01/20	27,940	27,887,802
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN	6.800	01/17/23	1,800	1,985,413
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950	12/31/49	51,035	52,846,742
Jr. Sub. Notes, Series R	6.125	12/31/49	6,590	6,853,600
Jr. Sub. Notes, Series T	6.250	12/29/49	9,660	10,003,993
Sr. Unsec’d. Notes	2.750	04/25/22	3,065	2,970,207
Sr. Unsec’d. Notes(a)	2.876	07/24/23	7,800	7,540,413
Sr. Unsec’d. Notes	3.200	10/21/26	47,585	44,535,055
Sr. Unsec’d. Notes	3.400	05/01/26	20,000	19,086,054
Sr. Unsec’d. Notes(a)	3.520	10/27/28	27,530	25,915,301
Sr. Unsec’d. Notes	3.668	07/24/28	12,612	12,035,290
Sr. Unsec’d. Notes	3.700	01/12/26	21,150	20,553,817
Sr. Unsec’d. Notes	3.887	01/10/28	1,700	1,651,443
Sr. Unsec’d. Notes	4.044	06/01/24	4,520	4,549,813
Sr. Unsec’d. Notes	8.125	07/15/39	985	1,424,763
Sub. Notes	4.300	11/20/26	1,175	1,151,093
Sub. Notes	4.400	06/10/25	22,755	22,672,908
Sub. Notes	4.450	09/29/27	36,150	35,739,513
Sub. Notes(a)	4.750	05/18/46	42,640	41,932,323
Citizens Bank NA,
Sr. Unsec’d. Notes	2.250	03/02/20	5,770	5,674,349
Sr. Unsec’d. Notes, MTN	2.300	12/03/18	5,760	5,756,596

Credit Agricole SA (France), Jr. Sub. Notes	7.875	12/29/49	1,000	1,063,900
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625	09/09/24	6,450	6,379,779
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A(a)	3.869	01/12/29	12,275	11,745,917
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes	3.125	12/10/20	1,930	1,913,459

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), (cont’d.)
Gtd. Notes	3.750%	03/26/25	3,590	$ 3,481,873
Gtd. Notes	3.800	06/09/23	23,170	22,979,130
Gtd. Notes	4.550	04/17/26	4,315	4,372,722
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.150	01/22/21	12,410	12,114,791
Sr. Unsec’d. Notes(a)	3.950	02/27/23	9,250	8,950,103
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21	2,160	2,107,174
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	2.125	09/01/22	600	573,866
Gov’t. Gtd. Notes, GMTN	2.125	01/30/19	1,150	1,146,513
Gov’t. Gtd. Notes, GMTN, 3 Month LIBOR + 0.240%	2.579(c)	01/28/20	500	500,445
Sr. Unsec’d. Notes, GMTN	2.000	10/19/21	3,440	3,303,332
Sr. Unsec’d. Notes, GMTN	2.235	04/28/22	1,000	962,746
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes	1.875	01/29/20	22,067	21,730,898
Gov’t. Liquid Gtd. Notes	2.250	02/18/20	6,005	5,938,705
Gov’t. Liquid Gtd. Notes, 144A	1.875	09/15/21	29,500	28,361,064
Gov’t. Liquid Gtd. Notes, 144A	2.250	02/18/20	5,750	5,686,518
Gov’t. Liquid Gtd. Notes, 144A	2.500	01/25/21	2,500	2,462,889
Gov’t. Liquid Gtd. Notes, EMTN	2.250	01/30/19	7,654	7,636,258
Discover Bank,
Sr. Unsec’d. Notes	3.450	07/27/26	6,775	6,303,677
Sr. Unsec’d. Notes(a)	4.200	08/08/23	9,280	9,366,808
Sr. Unsec’d. Notes	4.250	03/13/26	675	659,288
Sub. Notes(a)	7.000	04/15/20	6,980	7,332,591

Fifth Third Bank, Sr. Unsec’d. Notes	2.375	04/25/19	1,105	1,102,541
Goldman Sachs Bank USA, Sr. Unsec’d. Notes	3.200	06/05/20	11,260	11,281,190
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375	12/31/49	17,210	17,554,200
Jr. Sub. Notes, Series O	5.300	12/29/49	40,010	39,409,850
Jr. Sub. Notes, Series P	5.000	12/31/49	5,000	4,662,500
Sr. Unsec’d. Notes(a)	3.272	09/29/25	25,500	24,361,242
Sr. Unsec’d. Notes(a)	3.500	01/23/25	19,430	18,811,446
Sr. Unsec’d. Notes(a)	3.500	11/16/26	28,890	27,416,575
Sr. Unsec’d. Notes	3.625	01/22/23	810	807,559
Sr. Unsec’d. Notes(a)	3.750	02/25/26	31,653	30,750,238
Sr. Unsec’d. Notes	3.814	04/23/29	39,260	37,588,315
Sr. Unsec’d. Notes	3.850	01/26/27	46,810	45,477,516
Sr. Unsec’d. Notes(a)	4.223	05/01/29	15,940	15,731,092

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	5.750%	01/24/22	16,755	$ 17,904,847
Sr. Unsec’d. Notes, GMTN(a)	2.905	07/24/23	45,270	43,710,227
Sr. Unsec’d. Notes, GMTN	7.500	02/15/19	5,300	5,436,772
Sr. Unsec’d. Notes, MTN	4.000	03/03/24	9,605	9,664,440
Sr. Unsec’d. Notes, Series D, MTN	6.000	06/15/20	7,855	8,233,586
Sub. Notes(a)	5.150	05/22/45	12,425	12,878,906
Sub. Notes(a)	6.750	10/01/37	7,405	9,055,015
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.926(c)	05/18/21	16,615	16,668,092
Sr. Unsec’d. Notes	4.300	03/08/26	4,175	4,217,852
Sr. Unsec’d. Notes	4.583	06/19/29	41,115	41,734,642
Sr. Unsec’d. Notes	4.875	01/14/22	450	468,052
Sr. Unsec’d. Notes	5.100	04/05/21	230	239,526
Sub. Notes	4.250	03/14/24	7,185	7,171,597

Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.875	07/14/27	13,835	12,117,831
JPMorgan Chase & Co.,
Jr. Sub. Notes	4.625	12/31/49	30,100	28,089,320
Jr. Sub. Notes	6.750	01/29/49	29,650	32,392,625
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.809(c)	12/29/49	5,885	5,910,894
Jr. Sub. Notes, Series Z	5.300	12/31/49	21,720	22,100,100
Sr. Unsec’d. Notes	2.250	01/23/20	22,900	22,653,576
Sr. Unsec’d. Notes	2.550	10/29/20	15,084	14,874,525
Sr. Unsec’d. Notes	2.550	03/01/21	2,567	2,520,460
Sr. Unsec’d. Notes(a)	2.950	10/01/26	19,630	18,286,725
Sr. Unsec’d. Notes(a)	3.125	01/23/25	20,770	19,896,370
Sr. Unsec’d. Notes(a)	3.200	01/25/23	8,265	8,132,439
Sr. Unsec’d. Notes(a)	3.200	06/15/26	17,100	16,249,784
Sr. Unsec’d. Notes(a)	3.250	09/23/22	8,770	8,709,184
Sr. Unsec’d. Notes	3.300	04/01/26	30,910	29,678,011
Sr. Unsec’d. Notes	3.509	01/23/29	61,905	58,807,570
Sr. Unsec’d. Notes	3.782	02/01/28	6,133	5,971,839
Sr. Unsec’d. Notes(a)	3.964	11/15/48	7,285	6,718,292
Sr. Unsec’d. Notes(a)	4.005	04/23/29	52,470	51,595,825
Sr. Unsec’d. Notes	4.250	10/15/20	5,160	5,266,554
Sr. Unsec’d. Notes(a)	4.260	02/22/48	19,366	18,779,338
Sr. Unsec’d. Notes	4.350	08/15/21	2,240	2,300,692
Sr. Unsec’d. Notes(a)	4.500	01/24/22	3,350	3,457,990
Sr. Unsec’d. Notes	4.625	05/10/21	1,915	1,978,578
Sub. Notes(a)	3.375	05/01/23	2,775	2,711,525

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sub. Notes	3.875%	09/10/24	18,900	$ 18,714,876

JPMorgan Chase Bank NA, Sr. Unsec’d. Notes(a)	3.086	04/26/21	100,750	100,507,267
KeyBank NA,
Sr. Unsec’d. Notes	2.250	03/16/20	13,730	13,535,079
Sr. Unsec’d. Notes	2.500	12/15/19	5,750	5,705,292

KeyCorp, Sr. Unsec’d. Notes, MTN	5.100	03/24/21	560	583,338
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	3.000	03/17/19	2,000	2,000,643
Lloyds Bank PLC (United Kingdom),
Gtd. Notes(a)	3.300	05/07/21	14,600	14,562,693
Gtd. Notes, 144A, MTN	5.800	01/13/20	6,330	6,559,562

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes(a)	3.750	01/11/27	7,875	7,455,630
Manufacturers & Traders Trust Co.,
Sr. Unsec’d. Notes	2.900	02/06/25	18,295	17,418,802
Sub. Notes	3.400	08/17/27	8,400	8,084,645

Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	3.170	09/11/27	10,000	9,329,457
Morgan Stanley,
Jr. Sub. Notes, Series H, MTN	5.450	07/29/49	52,385	53,170,775
Jr. Sub. Notes, Series J(a)	5.550	12/29/49	4,810	4,930,250
Sr. Unsec’d. Notes(a)	4.375	01/22/47	14,315	14,154,660
Sr. Unsec’d. Notes	5.750	01/25/21	2,920	3,078,664
Sr. Unsec’d. Notes, GMTN	3.700	10/23/24	5,000	4,945,947
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	18,090	18,106,711
Sr. Unsec’d. Notes, GMTN(a)	3.772	01/24/29	33,800	32,618,801
Sr. Unsec’d. Notes, GMTN(a)	3.875	01/27/26	17,100	16,889,206
Sr. Unsec’d. Notes, GMTN	5.500	07/28/21	5,485	5,800,442
Sr. Unsec’d. Notes, MTN	2.625	11/17/21	31,590	30,744,514
Sr. Unsec’d. Notes, MTN(a)	3.125	07/27/26	29,095	27,150,413
Sr. Unsec’d. Notes, MTN	3.591	07/22/28	20,260	19,262,160
Sr. Unsec’d. Notes, MTN	3.971	07/22/38	31,620	29,781,553
Sr. Unsec’d. Notes, MTN	5.625	09/23/19	2,530	2,604,084
Sr. Unsec’d. Notes, MTN	6.375	07/24/42	485	610,572
Sub. Notes, GMTN(a)	4.350	09/08/26	15,545	15,450,129
Sub. Notes, MTN	3.950	04/23/27	16,340	15,736,643

MUFG Americas Holdings Corp., Sr. Unsec’d. Notes(a)	2.250	02/10/20	16,675	16,451,791

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

People’s United Bank NA, Sub. Notes	4.000%	07/15/24	500	$ 494,366
PNC Bank NA,
Sr. Unsec’d. Notes(a)	2.625	02/17/22	14,615	14,221,699
Sr. Unsec’d. Notes	2.950	02/23/25	12,890	12,312,957
Sub. Notes(a)	2.950	01/30/23	10,835	10,512,255
Sub. Notes	4.200	11/01/25	1,450	1,476,222
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	2.854	11/09/22	1,600	1,555,402
Sub. Notes	3.900	04/29/24	2,715	2,710,328

Rheinland-Pfalz Bank (Germany), Sub. Notes	6.875	02/23/28	7,600	9,113,760
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	2.729(c)	04/30/21	7,100	7,109,494
Sr. Unsec’d. Notes, GMTN	3.200	04/30/21	35,780	35,764,169
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes(a)	3.875	09/12/23	26,670	26,128,146
Sr. Unsec’d. Notes	4.519	06/25/24	25,400	25,522,310
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.875	10/16/20	8,520	8,408,652
Sr. Unsec’d. Notes(a)	3.373	01/05/24	38,105	36,805,519
Sr. Unsec’d. Notes	3.571	01/10/23	15,400	15,085,785

Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375	03/16/20	21,490	21,208,791
State Bank of India (India), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%	3.287(c)	04/06/20	3,872	3,880,518
State Street Corp., Jr. Sub. Notes	5.250	12/29/49	13,075	13,401,875
Sumitomo Mitsui Banking Corp. (Japan),
Bank Gtd. Notes, 3 Month LIBOR + 0.350%	2.686(c)	01/17/20	47,240	47,320,308
Gtd. Notes	2.450	01/10/19	1,225	1,224,361
Gtd. Notes	2.450	01/16/20	10,750	10,629,851
Gtd. Notes	3.000	01/18/23	5,125	4,977,823
Gtd. Notes, GMTN	2.250	07/11/19	2,560	2,546,298

Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442	10/19/21	9,390	9,070,783
SunTrust Bank/Atlanta GA, Sr. Unsec’d. Notes	2.750	05/01/23	3,675	3,534,861
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.500	05/01/19	7,830	7,817,458
UBS Group Funding Switzerland AG (Switzerland),
Gtd. Notes, 144A	2.859	08/15/23	16,355	15,715,843

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
UBS Group Funding Switzerland AG (Switzerland), (cont’d.)
Gtd. Notes, 144A	4.125%	09/24/25	26,385	$ 26,354,124
Gtd. Notes, 144A(a)	4.253	03/23/28	35,385	35,483,795
US Bancorp,
Jr. Sub. Notes	5.300	12/29/49	10,605	10,595,063
Sub. Notes, MTN	3.600	09/11/24	12,170	12,073,355
Wells Fargo & Co.,
Sr. Unsec’d. Notes	2.500	03/04/21	6,960	6,809,959
Sr. Unsec’d. Notes, MTN(a)	3.000	02/19/25	8,280	7,855,949
				3,185,179,336
Beverages 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.700	02/01/36	25,475	26,310,857
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	8.000	11/15/39	1,880	2,674,288
Gtd. Notes	8.200	01/15/39	450	646,623

Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750	10/01/18	1,275	1,273,725
Coca-Cola Icecek AS (Turkey), Sr. Unsec’d. Notes	4.750	10/01/18	4,300	4,295,700
Keurig Dr. Pepper, Inc., Gtd. Notes, 144A(a)	3.551	05/25/21	28,355	28,448,221
				63,649,414
Biotechnology 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	2.600	08/19/26	2,810	2,554,705
Celgene Corp.,
Sr. Unsec’d. Notes	3.250	08/15/22	7,529	7,408,217
Sr. Unsec’d. Notes	3.450	11/15/27	27,975	26,201,560
Sr. Unsec’d. Notes(a)	4.350	11/15/47	16,595	15,235,908
Sr. Unsec’d. Notes(a)	4.550	02/20/48	25,125	23,713,325

Gilead Sciences, Inc., Sr. Unsec’d. Notes(a)	4.800	04/01/44	1,945	2,046,119
				77,159,834
Building Materials 0.2%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A(a)	7.750	04/16/26	3,000	3,302,280

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Griffon Corp., Gtd. Notes	5.250%	03/01/22	7,700	$ 7,478,625
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	07/02/24	2,300	2,332,678
Owens Corning,
Sr. Unsec’d. Notes	4.200	12/15/22	1,625	1,624,670
Sr. Unsec’d. Notes	4.300	07/15/47	15,000	12,301,410
Sr. Unsec’d. Notes(a)	4.400	01/30/48	4,370	3,608,983

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(a)	5.375	11/15/24	24,350	24,113,805
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	4,000	3,985,000
				58,747,451
Chemicals 0.5%
Ashland LLC, Gtd. Notes	6.875	05/15/43	10,850	11,094,125
CF Industries, Inc.,
Gtd. Notes(a)	4.950	06/01/43	3,565	3,012,425
Gtd. Notes	5.375	03/15/44	6,640	5,893,000
Gtd. Notes(a)	7.125	05/01/20	92	97,377
Sr. Sec’d. Notes, 144A	3.400	12/01/21	22,000	21,557,466

CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	3.500	07/19/22	4,400	4,252,173
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.000	11/15/22	3,675	3,592,879
Sr. Unsec’d. Notes	4.125	11/15/21	5,320	5,419,323
Sr. Unsec’d. Notes	4.250	11/15/20	1,549	1,579,647
Sr. Unsec’d. Notes	4.625	10/01/44	1,460	1,441,689
Sr. Unsec’d. Notes	5.250	11/15/41	6,010	6,329,000
Sr. Unsec’d. Notes	9.400	05/15/39	330	504,541
Eastman Chemical Co.,
Sr. Unsec’d. Notes	2.700	01/15/20	10,010	9,948,484
Sr. Unsec’d. Notes(a)	3.800	03/15/25	9,781	9,669,445
Sr. Unsec’d. Notes	4.650	10/15/44	3,460	3,403,275

EuroChem Mineral & Chemical Co. OJSC Via EuroChem Global Investments Ltd. (Russia), Sr. Unsec’d. Notes, 144A	3.800	04/12/20	8,550	8,456,343
LYB International Finance BV,
Gtd. Notes	4.000	07/15/23	3,000	3,011,511

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
LYB International Finance BV, (cont’d.)
Gtd. Notes(a)	4.875%	03/15/44	6,540	$ 6,600,590

LYB International Finance II BV, Gtd. Notes(a)	3.500	03/02/27	6,300	5,970,001
LyondellBasell Industries NV,
Sr. Unsec’d. Notes(a)	4.625	02/26/55	18,620	17,413,127
Sr. Unsec’d. Notes	5.000	04/15/19	1,575	1,590,157
Sr. Unsec’d. Notes	5.750	04/15/24	1,000	1,082,366
Sr. Unsec’d. Notes	6.000	11/15/21	9,954	10,605,925
Mosaic Co. (The),
Sr. Unsec’d. Notes	5.450	11/15/33	1,040	1,046,755
Sr. Unsec’d. Notes	5.625	11/15/43	3,455	3,474,369

NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/25	4,040	3,848,100
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35	1,900	1,762,764
Sr. Unsec’d. Notes	4.900	06/01/43	3,370	3,340,981
Sr. Unsec’d. Notes	5.250	01/15/45	7,554	7,855,869
Sr. Unsec’d. Notes	6.125	01/15/41	1,730	1,955,273
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	3.450	08/01/25	1,240	1,194,832
Sr. Unsec’d. Notes(a)	3.450	06/01/27	8,035	7,658,616

Union Carbide Corp., Sr. Unsec’d. Notes	7.500	06/01/25	850	1,000,912
				175,663,340
Commercial Services 0.7%
Board of Trustees of The Leland Stanford Junior University (The), Unsec’d. Notes	3.647	05/01/48	7,250	7,010,369
California Institute of Technology, Sr. Unsec’d. Notes	4.700	11/01/2111	1,130	1,177,674
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	2.170	08/05/19	10,000	9,897,240
Sr. Unsec’d. Notes	2.293	04/23/21	3,500	3,384,546
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.850%	3.186(c)	09/14/21	1,000	1,008,680

Cleveland Clinic Foundation (The), Unsec’d. Notes	4.858	01/01/2114	4,000	4,158,195
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, MTN	6.850	07/02/37	2,000	2,355,200

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Ecolab, Inc., Sr. Unsec’d. Notes	2.250%	01/12/20		5,125	$ 5,059,498
Equifax, Inc., Sr. Unsec’d. Notes	3.950	06/15/23		13,305	13,246,259
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		27,400	25,845,935
Gtd. Notes, 144A	3.300	12/01/26		10,390	9,750,513
Gtd. Notes, 144A(a)	3.800	11/01/25		17,535	17,197,424
Gtd. Notes, 144A	4.200	11/01/46		7,890	7,101,789
Gtd. Notes, 144A	4.500	02/15/45		3,720	3,520,461
Gtd. Notes, 144A	6.700	06/01/34		2,355	2,819,506
Gtd. Notes, 144A	7.000	10/15/37		4,090	5,079,714
Massachusetts Institute of Technology,
Unsec’d. Notes(a)	3.885	07/01/2116		5,800	5,379,884
Unsec’d. Notes	4.678	07/01/2114		3,000	3,235,056
Unsec’d. Notes	5.600	07/01/2111		942	1,212,126

Nexi Capital SpA (Italy), Sec’d. Notes, 144A	4.125	11/01/23	EUR	11,700	13,679,962
President & Fellows of Harvard College,
Unsec’d. Notes(a)	3.150	07/15/46		9,930	8,862,629
Unsec’d. Notes	3.619	10/01/37		4,010	3,920,258

SNCF Reseau EPIC (France), Sr. Unsec’d. Notes, EMTN	1.375	10/11/19		21,000	20,626,662
United Rentals North America, Inc.,
Gtd. Notes(a)	4.875	01/15/28		42,605	39,796,478
Gtd. Notes(a)	5.500	07/15/25		1,375	1,395,625
Gtd. Notes(a)	5.500	05/15/27		4,860	4,815,774
Gtd. Notes(a)	5.875	09/15/26		9,575	9,718,625

University of Southern California, Unsec’d. Notes	3.841	10/01/47		9,375	9,353,430
					240,609,512
Computers 0.4%
Apple, Inc.,
Sr. Unsec’d. Notes	2.850	05/06/21		400	398,895
Sr. Unsec’d. Notes(a)	3.000	02/09/24		23,015	22,644,961
Sr. Unsec’d. Notes(a)	3.750	11/13/47		48,610	46,293,837
Sr. Unsec’d. Notes	4.650	02/23/46		2,025	2,209,482
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A(a)	5.875	06/15/21		11,040	11,305,373

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Computers (cont’d.)
Dell International LLC/EMC Corp., (cont’d.)
Sr. Sec’d. Notes, 144A	3.480%	06/01/19		9,135	$ 9,164,852

DXC Technology Co., Sr. Unsec’d. Notes	2.875	03/27/20		12,400	12,282,359
EMC Corp., Sr. Unsec’d. Notes(a)	2.650	06/01/20		9,650	9,408,134
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	2.850	10/05/18		2,533	2,534,025
Sr. Unsec’d. Notes, 144A	2.100	10/04/19		18,315	18,096,252

NCR Corp., Gtd. Notes(a)	6.375	12/15/23		3,675	3,748,500
					138,086,670
Diversified Financial Services 0.9%
ALEX Alpha LLC, Gov’t. Gtd. Notes	1.617	08/15/24		2,717	2,593,098
Ally Financial, Inc., Gtd. Notes	8.000	03/15/20		2,892	3,079,980
American Express Co., Sr. Unsec’d. Notes(a)	3.375	05/17/21		21,395	21,424,434
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	2.375	05/26/20		26,300	25,950,091
Arrow Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.125	09/15/24	GBP	5,700	6,887,687
Capital One Bank USA NA, Sr. Unsec’d. Notes(a)	2.300	06/05/19		4,075	4,058,117
CDP Financial, Inc. (Canada),
Gtd. Notes	3.150	07/24/24		8,472	8,349,681
Gtd. Notes, 144A	3.150	07/24/24		28,285	27,876,622
Gtd. Notes, 144A	4.400	11/25/19		12,110	12,352,369

Charles Schwab Corp. (The), Sr. Unsec’d. Notes(a)	3.450	02/13/26		8,855	8,661,895
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25		14,835	14,203,640
Eole Finance SPC (France), Gov’t. Gtd. Notes	2.341	02/24/24		24,513	23,838,762
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes(a)	2.342	11/15/20		11,273	11,038,931
Gtd. Notes	4.418	11/15/35		12,587	12,263,719

Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290	10/10/34		1,566	1,557,382

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

High Street Funding Trust II, Sec’d. Notes, 144A	4.682%	02/15/48		6,920	$ 6,885,400
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A	7.125	09/01/18		1,900	1,906,552
Sr. Unsec’d. Notes	6.250	05/15/19		700	717,702

Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43		1,425	1,463,390
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(d)	6.875	05/02/18		745	23,393
Navient Solutions LLC, Sr. Unsec’d. Notes	2.384(s)	10/03/22		3,279	2,856,260
Ontario Teachers’ Finance Trust (Canada), Local Gov’t. Gtd. Notes, 144A	2.125	09/19/22		15,500	14,853,321
Penta Aircraft Leasing 2013 LLC, Gov’t. Gtd. Notes	1.691	04/29/25		3,066	2,911,285
Postal Square LP,
Gov’t. Gtd. Notes	6.500	06/15/22		5,786	6,046,490
Gov’t. Gtd. Notes	8.950	06/15/22		10,498	11,772,346

Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390	12/02/24		3,000	3,572,454
Private Export Funding Corp.,
Gov’t. Gtd. Notes	1.450	08/15/19		5,560	5,490,806
Gov’t. Gtd. Notes(a)	2.250	03/15/20		9,370	9,289,409
Gov’t. Gtd. Notes	2.450	07/15/24		185	179,166
Gov’t. Gtd. Notes	3.250	06/15/25		3,595	3,600,216
Gov’t. Gtd. Notes	3.550	01/15/24		2,700	2,756,533
Gov’t. Gtd. Notes	4.300	12/15/21		3,242	3,369,978
Gov’t. Gtd. Notes	4.375	03/15/19		8,708	8,814,934
Sr. Unsec’d. Notes, 144A	2.650	02/16/21		9,210	9,133,161
Synchrony Financial,
Sr. Unsec’d. Notes	2.600	01/15/19		10,665	10,652,107
Sr. Unsec’d. Notes(a)	2.700	02/03/20		16,094	15,883,636

Worldpay Finance PLC (United Kingdom), Gtd. Notes	3.750	11/15/22	EUR	4,000	5,040,810
					311,355,757
Electric 2.9%
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes(a)	3.100	12/01/26		1,300	1,246,491

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
AEP Transmission Co. LLC, (cont’d.)
Sr. Unsec’d. Notes(a)	3.750%	12/01/47	5,595	$ 5,154,828

AES Corp., Sr. Unsec’d. Notes(a)	5.500	04/15/25	9,627	9,795,473
Alabama Power Co., Sr. Unsec’d. Notes, Series B	3.700	12/01/47	18,040	16,783,745
American Electric Power Co., Inc., Sr. Unsec’d. Notes(a)	2.950	12/15/22	1,600	1,556,576
Appalachian Power Co., Sr. Unsec’d. Notes	3.400	06/01/25	15,645	15,258,068
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/22	5,143	5,025,448
Calpine Corp.,
Sr. Unsec’d. Notes	5.375	01/15/23	792	755,370
Sr. Unsec’d. Notes	5.500	02/01/24	1,585	1,466,125
Sr. Unsec’d. Notes(a)	5.750	01/15/25	51,485	47,366,200

CenterPoint Energy Houston Electric LLC, Sec’d. Notes	3.950	03/01/48	6,685	6,543,694
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500	04/01/28	4,415	4,193,069
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A	4.750	02/23/27	12,825	12,712,781
Sr. Unsec’d. Notes, 144A(a)	4.875	01/15/24	2,450	2,505,125
Commonwealth Edison Co.,
First Mortgage(a)	3.700	03/01/45	2,665	2,479,452
First Mortgage(a)	4.000	03/01/48	4,510	4,469,112
First Mortgage	4.350	11/15/45	2,780	2,865,285
First Mortgage	6.450	01/15/38	690	881,627
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	7,133,417
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	2,920	2,857,859
Dominion Energy, Inc.,
Jr. Sub. Notes	2.579	07/01/20	20,000	19,710,034
Jr. Sub. Notes	2.962	07/01/19	4,305	4,307,411
Jr. Sub. Notes	4.104	04/01/21	33,540	33,965,720
Sr. Unsec’d. Notes(a)	2.850	08/15/26	5,685	5,198,140
Sr. Unsec’d. Notes	3.900	10/01/25	3,855	3,809,240
Sr. Unsec’d. Notes	4.250	06/01/28	6,200	6,267,595
DPL, Inc.,
Sr. Unsec’d. Notes	6.750	10/01/19	1,423	1,465,690

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
DPL, Inc., (cont’d.)
Sr. Unsec’d. Notes(a)	7.250%	10/15/21	12,425	$ 13,450,062

DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	47,340	43,158,596
Duke Energy Carolinas LLC,
First Ref. Mtge.	2.500	03/15/23	11,945	11,471,894
First Ref. Mtge.	3.750	06/01/45	3,045	2,847,578
First Ref. Mtge.	3.950	03/15/48	6,745	6,601,655
First Ref. Mtge.	4.000	09/30/42	1,025	1,004,096
First Ref. Mtge.	4.250	12/15/41	6,000	6,075,405

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	12,725	11,552,370
Duke Energy Progress LLC, First Ref. Mtge.	4.100	03/15/43	2,410	2,353,621
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	848,321
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.350	10/13/20	28,225	27,700,226
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	4,160	3,943,229
Gtd. Notes(a)	4.750	06/15/46	12,470	12,404,485

Enel Americas SA (Chile), Sr. Unsec’d. Notes	4.000	10/25/26	3,620	3,466,331
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.750	04/06/23	5,570	5,241,662
Gtd. Notes, 144A	2.875	05/25/22	15,160	14,623,184
Gtd. Notes, 144A(a)	3.500	04/06/28	29,175	26,431,511

Entergy Arkansas, Inc., First Mortgage	3.050	06/01/23	1,200	1,174,874
Entergy Corp., Sr. Unsec’d. Notes(a)	4.000	07/15/22	37,970	38,588,910
Entergy Louisiana LLC, Sec’d. Notes	3.120	09/01/27	12,955	12,323,889
Entergy Mississippi, Inc., First Mortgage	2.850	06/01/28	3,010	2,751,145
Eversource Energy, Sr. Unsec’d. Notes	3.150	01/15/25	5,370	5,167,593
Exelon Corp., Jr. Sub. Notes	3.497	06/01/22	28,185	27,892,083
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes(a)	2.950	01/15/20	21,135	21,033,595
Sr. Unsec’d. Notes	6.250	10/01/39	800	854,236

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
FirstEnergy Corp.,
Sr. Unsec’d. Notes	4.850%	07/15/47	3,870	$ 3,975,350
Sr. Unsec’d. Notes	7.375	11/15/31	2,310	2,990,231

FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	1,175	1,303,086
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	9,584,209
First Ref. Mtge.	3.950	03/01/48	8,380	8,304,455

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	41,385	37,909,763
Georgia Power Co., Sr. Unsec’d. Notes	4.750	09/01/40	1,050	1,098,061
Gulf Power Co., Sr. Unsec’d. Notes	3.300	05/30/27	9,415	8,989,846
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes	8.050	07/07/24	1,890	2,317,559
Gov’t. Gtd. Notes	8.250	04/15/26	20	25,941
Gov’t. Gtd. Notes	8.250	04/15/26	506	660,248
Gov’t. Gtd. Notes	8.250	01/15/27	170	222,537
Gov’t. Gtd. Notes	8.625	06/15/29	130	182,210
Gov’t. Gtd. Notes	9.375	04/15/30	75	113,066
Gov’t. Gtd. Notes	9.400	02/01/21	25	28,504
Gov’t. Gtd. Notes	9.500	11/15/30	400	613,315
Gov’t. Gtd. Notes, MTN	9.500	04/30/27	170	234,305
Local Gov’t. Gtd. Notes	8.400	01/15/22	1,466	1,687,614
Local Gov’t. Gtd. Notes	8.625	06/15/29	2,300	3,248,732
Local Gov’t. Gtd. Notes	9.400	02/01/21	50	57,138

Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33	15	17,523
Indiana Michigan Power Co., Sr. Unsec’d. Notes	3.200	03/15/23	475	466,376
Interstate Power & Light Co., Sr. Unsec’d. Notes	3.250	12/01/24	7,850	7,659,494
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	20,810	20,319,800
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes	4.750	07/13/21	1,000	1,029,300
Sr. Unsec’d. Notes, 144A	4.750	07/13/21	2,125	2,187,263
Sr. Unsec’d. Notes, 144A, MTN	3.000	09/19/22	2,000	1,938,258

Nevada Power Co., General Ref. Mortgage	5.375	09/15/40	500	575,126

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.800%	12/01/77	12,235	$ 11,500,900
NRG Energy, Inc.,
Gtd. Notes	6.250	07/15/22	3,675	3,789,844
Gtd. Notes(a)	6.250	05/01/24	13,375	13,759,531
Gtd. Notes	6.625	01/15/27	7,925	8,162,750
Gtd. Notes(a)	7.250	05/15/26	12,095	12,881,175
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes	2.950	04/01/25	5,995	5,735,510
Sr. Sec’d. Notes	6.800	09/01/18	545	546,728
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes(a)	3.300	12/01/27	22,650	20,724,550
Sr. Unsec’d. Notes	3.500	06/15/25	8,380	7,934,057
Sr. Unsec’d. Notes	4.250	03/15/46	4,135	3,789,236
Sr. Unsec’d. Notes	4.300	03/15/45	5,685	5,189,400
Sr. Unsec’d. Notes	4.450	04/15/42	1,800	1,668,953
Sr. Unsec’d. Notes(a)	6.050	03/01/34	8,000	8,814,480

PacifiCorp, First Mortgage	3.350	07/01/25	9,960	9,782,107
PECO Energy Co., First Ref. Mortgage	4.800	10/15/43	6,449	6,901,604
PPL Electric Utilities Corp., First Mortgage	4.150	06/15/48	8,855	8,984,988
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150	04/01/22	4,000	3,938,731
PSEG Power LLC, Gtd. Notes(a)	3.000	06/15/21	24,545	24,300,409
Public Service Co. of Colorado, First Mortgage	4.100	06/15/48	2,945	2,964,714
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42	1,990	1,865,266
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.650	11/15/22	22,110	21,211,178
Puget Sound Energy, Inc.,
First Mortgage	4.223	06/15/48	11,280	11,432,975
Sr. Sec’d. Notes	4.434	11/15/41	2,550	2,575,018

Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27	17,545	16,596,479
San Diego Gas & Electric Co.,
First Mortgage	3.750	06/01/47	1,665	1,539,374
First Mortgage	5.350	05/15/40	9,512	10,982,543

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Sempra Energy,
Sr. Unsec’d. Notes	2.400%	03/15/20		9,090	$ 8,944,757
Sr. Unsec’d. Notes	3.400	02/01/28		28,395	26,831,397
Sr. Unsec’d. Notes	3.800	02/01/38		20,750	19,043,166

South Carolina Electric & Gas Co., First Mortgage	4.500	06/01/64		15,751	14,495,539
Southern California Edison Co., First Ref. Mortgage	2.400	02/01/22		5,165	4,986,663
Southern Power Co., Sr. Unsec’d. Notes	5.150	09/15/41		725	734,763
Union Electric Co., Sr. Sec’d. Notes	2.950	06/15/27		6,045	5,700,528
Vistra Energy Corp.,
Gtd. Notes	7.375	11/01/22		16,165	16,872,219
Gtd. Notes	7.625	11/01/24		20,075	21,511,366
Gtd. Notes, 144A(a)	8.000	01/15/25		16,804	18,253,345
					1,011,419,679
Electronics 0.0%
Jabil, Inc.,
Sr. Unsec’d. Notes(a)	4.700	09/15/22		2,900	2,960,320
Sr. Unsec’d. Notes	5.625	12/15/20		4,700	4,884,710
					7,845,030
Engineering & Construction 0.0%
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A(a)	4.250	10/27/27		2,775	2,421,448
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A(a)	4.250	10/31/26		9,105	8,665,684
Pisces Midco, Inc., Gtd. Notes, 144A	8.000	04/15/26		6,000	6,180,000
					17,267,132
Entertainment 0.3%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.875	11/15/26		2,050	1,998,750
Gtd. Notes	6.375	11/15/24	GBP	27,900	37,077,689

Cinemark USA, Inc., Gtd. Notes(a)	4.875	06/01/23		24,089	23,734,892

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A	4.250%	02/28/47	GBP	275	$ 359,756
Sec’d. Notes, 144A	4.875	02/28/47	GBP	2,550	3,332,950

GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(a)	5.375	11/01/23		8,650	8,931,125
National CineMedia LLC, Sr. Unsec’d. Notes(a)	5.750	08/15/26		3,400	3,153,500
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes	5.625	05/01/24		3,300	3,456,750
Scientific Games International, Inc., Gtd. Notes	10.000	12/01/22		7,125	7,605,937
WMG Acquisition Corp., Sr. Sec’d. Notes, 144A	4.125	11/01/24	EUR	5,825	7,045,064
					96,696,413
Foods 1.0%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29		17,470	20,379,614
Albertsons Cos LLC/Safeway, Inc./New Albertsons LP/Albertson’s LLC, Gtd. Notes(a)	5.750	03/15/25		3,275	2,947,500
B&G Foods, Inc., Gtd. Notes(a)	4.625	06/01/21		2,750	2,725,937
ESAL GmbH, Gtd. Notes, 144A	6.250	02/05/23		400	387,000
JBS Investments GmbH, Gtd. Notes, 144A(a)	7.750	10/28/20		5,330	5,464,049
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A(a)	5.750	06/15/25		21,025	19,684,866
Gtd. Notes, 144A	5.875	07/15/24		5,094	4,883,872
Gtd. Notes, 144A	7.250	06/01/21		12,655	12,734,094
Gtd. Notes, 144A	7.250	06/01/21		9,137	9,194,106

JM Smucker Co. (The), Sr. Unsec’d. Notes	3.000	03/15/22		11,465	11,205,959
Kraft Heinz Foods Co.,
Gtd. Notes(a)	3.000	06/01/26		22,205	20,350,571
Gtd. Notes	3.375	06/15/21		15,120	15,124,412
Gtd. Notes(a)	4.000	06/15/23		76,740	77,021,375
Gtd. Notes(a)	4.375	06/01/46		5,005	4,449,696
Gtd. Notes	5.000	07/15/35		6,940	6,889,973
Gtd. Notes	6.125	08/23/18		495	495,954
Gtd. Notes	6.500	02/09/40		1,910	2,168,593

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
Kroger Co. (The),
Sr. Unsec’d. Notes	2.950%	11/01/21		18,925	$ 18,581,206
Sr. Unsec’d. Notes	3.300	01/15/21		9,215	9,228,253
Sr. Unsec’d. Notes	3.875	10/15/46		4,420	3,761,566
Sr. Unsec’d. Notes(a)	4.450	02/01/47		11,165	10,357,846

Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21		28,070	26,763,963
Picard Groupe SAS (France), Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000%	3.000(c)	11/30/23	EUR	18,775	21,734,020
Tyson Foods, Inc., Gtd. Notes	5.150	08/15/44		2,615	2,693,364
Wm Wrigley Jr Co.,
Sr. Unsec’d. Notes, 144A	2.400	10/21/18		9,205	9,205,329
Sr. Unsec’d. Notes, 144A	3.375	10/21/20		16,067	16,088,337
					334,521,455
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375	12/01/25		3,697	4,465,639
International Paper Co.,
Sr. Unsec’d. Notes	3.650	06/15/24		2,250	2,232,789
Sr. Unsec’d. Notes(a)	4.400	08/15/47		3,265	3,050,657
Sr. Unsec’d. Notes	4.800	06/15/44		6,940	6,755,119
Sr. Unsec’d. Notes	5.000	09/15/35		6,990	7,100,687
Sr. Unsec’d. Notes	5.150	05/15/46		3,605	3,727,584
Sr. Unsec’d. Notes	6.000	11/15/41		2,290	2,567,016
Sr. Unsec’d. Notes	7.300	11/15/39		1,320	1,683,352
					31,582,843
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.625	05/20/24		6,875	6,771,875
Sr. Unsec’d. Notes(a)	5.875	08/20/26		6,875	6,685,937

CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,330,142
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.800	11/01/43		250	254,218
NiSource, Inc.,
Sr. Unsec’d. Notes	4.375	05/15/47		22,690	22,751,624

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Gas (cont’d.)
NiSource, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.800%	02/15/44		3,865	$ 4,035,622

Southern California Gas Co., First Mortgage	4.125	06/01/48		5,260	5,253,672
Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		2,700	2,689,231
					49,772,321
Healthcare-Products 0.4%
Abbott Laboratories,
Sr. Unsec’d. Notes(a)	2.350	11/22/19		2,510	2,494,643
Sr. Unsec’d. Notes	2.900	11/30/21		705	695,401
Sr. Unsec’d. Notes(a)	2.950	03/15/25		3,032	2,892,842
Sr. Unsec’d. Notes	4.900	11/30/46		600	659,461
Becton Dickinson & Co.,
Sr. Unsec’d. Notes	3.363	06/06/24		33,115	31,944,090
Sr. Unsec’d. Notes	3.700	06/06/27		8,700	8,348,117
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	2.404	06/05/20		2,700	2,654,885
Sr. Unsec’d. Notes	3.734	12/15/24		3,998	3,919,587

Boston Scientific Corp., Sr. Unsec’d. Notes	2.850	05/15/20		7,185	7,122,299
Medtronic, Inc., Gtd. Notes(a)	3.500	03/15/25		18,485	18,410,505
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950	09/19/26		6,850	6,347,817
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	42,617,712
Sr. Unsec’d. Notes	2.700	04/01/20		7,750	7,681,944
					135,789,303
Healthcare-Services 1.2%
Acadia Healthcare Co., Inc., Gtd. Notes(a)	5.625	02/15/23		1,825	1,838,688
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24		13,900	13,578,152
Sr. Unsec’d. Notes	4.500	05/15/42		1,150	1,118,166
Sr. Unsec’d. Notes(a)	6.750	12/15/37		5,365	6,726,100
Anthem, Inc.,
Sr. Unsec’d. Notes	3.650	12/01/27		5,020	4,783,372
Sr. Unsec’d. Notes(a)	4.101	03/01/28		8,095	7,972,235

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Anthem, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.650%	01/15/43		1,855	$ 1,834,676

Ascension Health, Sr. Unsec’d. Notes(a)	3.945	11/15/46		5,085	4,975,666
Baylor Scott & White Holdings, Unsec’d. Notes	4.185	11/15/45		5,750	5,726,719
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	4.750	12/15/24	EUR	10,505	12,906,773
Centene Corp.,
Sr. Unsec’d. Notes	4.750	05/15/22		1,230	1,243,838
Sr. Unsec’d. Notes	5.625	02/15/21		7,816	7,986,975
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)	6.875	02/01/22		13,236	6,485,640
Sec’d. Notes, 144A(a)	8.125	06/30/24		9,206	7,571,935
Sr. Sec’d. Notes(a)	5.125	08/01/21		4,759	4,491,306
Cigna Corp.,
Sr. Unsec’d. Notes(a)	3.250	04/15/25		20,815	19,753,697
Sr. Unsec’d. Notes	4.000	02/15/22		1,000	1,015,439

Coventry Health Care, Inc., Sr. Unsec’d. Notes	5.450	06/15/21		500	524,220
Encompass Health Corp.,
Gtd. Notes	5.125	03/15/23		2,250	2,244,375
Gtd. Notes	5.750	11/01/24		10,300	10,449,041
Fresenius Medical Care U.S. Finance II, Inc. (Germany),
Gtd. Notes, 144A	4.125	10/15/20		9,725	9,794,437
Gtd. Notes, 144A	6.500	09/15/18		2,400	2,409,129

Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500	07/01/57		4,200	4,302,574
Hadrian Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	05/01/26		5,000	4,793,750
HCA Healthcare, Inc., Sr. Unsec’d. Notes	6.250	02/15/21		6,200	6,455,750
HCA, Inc.,
Gtd. Notes(a)	5.375	02/01/25		26,921	27,257,513
Gtd. Notes(a)	5.875	02/15/26		5,600	5,789,000
Gtd. Notes(a)	7.500	02/15/22		7,140	7,845,075
Sr. Sec’d. Notes	4.750	05/01/23		2,204	2,232,652
Sr. Sec’d. Notes(a)	5.250	04/15/25		4,097	4,186,622
Humana, Inc.,
Sr. Unsec’d. Notes	2.625	10/01/19		3,375	3,356,625

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Humana, Inc., (cont’d.)
Sr. Unsec’d. Notes(a)	3.950%	03/15/27		6,745	$ 6,656,605

Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48		10,475	10,365,641
Kaiser Foundation Hospitals, Gtd. Notes	4.150	05/01/47		15,275	15,412,710
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes(a)	2.625	02/01/20		1,970	1,952,711
Sr. Unsec’d. Notes	3.200	02/01/22		9,220	9,101,537
Sr. Unsec’d. Notes	3.250	09/01/24		14,680	14,118,536
Sr. Unsec’d. Notes(a)	3.600	09/01/27		10,355	9,863,013
Sr. Unsec’d. Notes	4.625	11/15/20		6,355	6,520,343
Sr. Unsec’d. Notes(a)	4.700	02/01/45		1,075	1,064,165

Mayo Clinic, Unsec’d. Notes	4.128	11/15/52		8,312	8,465,019
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52		675	669,863
New York & Presbyterian Hospital (The),
Unsec’d. Notes(a)	4.024	08/01/45		4,350	4,279,043
Unsec’d. Notes	4.763	08/01/2116		4,800	4,830,287

NYU Langone Hospitals, Sec’d. Notes	4.784	07/01/44		6,375	6,867,775
Providence St Joseph Health Obligated Group, Unsec’d. Notes	3.744	10/01/47		2,900	2,674,851
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.500	03/30/20		9,855	9,736,600
Sr. Unsec’d. Notes	3.450	06/01/26		5,425	5,140,833
Sr. Unsec’d. Notes	3.500	03/30/25		13,980	13,482,654

Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A(a)	3.350	09/30/24		1,390	1,380,224
Select Medical Corp., Gtd. Notes	6.375	06/01/21		12,000	12,120,000
Synlab Bondco PLC (United Kingdom), First Lien, 3 Month EURIBOR + 3.500%	3.500(c)	07/01/22	EUR	17,500	20,463,610
Tenet Healthcare Corp.,
Sec’d. Notes(a)	5.125	05/01/25		950	921,500
Sr. Unsec’d. Notes	5.500	03/01/19		9,600	9,696,000
Sr. Unsec’d. Notes	6.750	02/01/20		11,653	12,002,590
Sr. Unsec’d. Notes, 144A(a)	7.000	08/01/25		9,750	9,786,563

Texas Health Resources, Sec’d. Notes	4.330	11/15/55		3,450	3,484,925

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.375%	04/15/27		19,080	$ 18,529,402
Sr. Unsec’d. Notes	4.375	03/15/42		615	630,432
Sr. Unsec’d. Notes(a)	4.625	07/15/35		6,315	6,753,987
Sr. Unsec’d. Notes(a)	4.625	11/15/41		1,725	1,830,710
Sr. Unsec’d. Notes	5.700	10/15/40		185	221,383
Sr. Unsec’d. Notes	5.800	03/15/36		130	154,579
Sr. Unsec’d. Notes	6.625	11/15/37		475	617,847
					431,446,078
Home Builders 0.4%
Brookfield Residential Properties, Inc. (Canada),
Gtd. Notes, 144A(a)	6.375	05/15/25		6,850	6,815,750
Gtd. Notes, 144A	6.500	12/15/20		3,000	3,033,000

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22		16,405	16,466,519
KB Home, Gtd. Notes(a)	7.000	12/15/21		11,045	11,640,105
Lennar Corp.,
Gtd. Notes(a)	4.750	11/29/27		4,500	4,230,000
Gtd. Notes	6.250	12/15/21		12,500	13,056,250

Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A(a)	6.500	10/01/25		5,000	4,875,000
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25		4,300	4,329,627
PulteGroup, Inc., Gtd. Notes(a)	5.500	03/01/26		28,017	27,632,046
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.250	04/15/21		12,605	12,592,773
Gtd. Notes, 144A	5.625	03/01/24		2,200	2,140,160
William Lyon Homes, Inc.,
Gtd. Notes(a)	5.875	01/31/25		2,250	2,126,610
Gtd. Notes	7.000	08/15/22		21,957	22,368,694
					131,306,534
Household Products/Wares 0.2%
Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625	08/15/25	EUR	13,000	13,989,616

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Household Products/Wares (cont’d.)
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750%	06/26/24		44,410	$ 42,081,882
Spectrum Brands, Inc.,
Gtd. Notes(a)	5.750	07/15/25		5,025	5,012,437
Gtd. Notes, 144A	4.000	10/01/26	EUR	15,000	17,394,128
					78,478,063
Housewares 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	4.200	04/01/26		20,095	19,382,730
Sr. Unsec’d. Notes(a)	5.500	04/01/46		18,652	17,933,982
					37,316,712
Insurance 1.0%
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	46,400	54,212,224
Sr. Unsec’d. Notes(a)	3.900	04/01/26		27,135	26,695,684
Sr. Unsec’d. Notes	4.500	07/16/44		2,649	2,530,758
Sr. Unsec’d. Notes(a)	4.750	04/01/48		4,760	4,742,685
Sr. Unsec’d. Notes	4.800	07/10/45		332	333,982
Sr. Unsec’d. Notes(a)	4.875	06/01/22		280	292,527

Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46		6,475	6,780,918
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43		2,250	2,384,905
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes(a)	2.750	03/15/23		14,030	13,732,889
Sr. Unsec’d. Notes(a)	4.500	02/11/43		4,290	4,515,603
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.950	05/15/24		18,435	18,358,398
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	12,183,152
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	457,202
Sr. Unsec’d. Notes	5.125	04/15/22		1,200	1,264,426
Sr. Unsec’d. Notes	5.950	10/15/36		755	864,120
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,161,641

Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750	03/27/24	EUR	15,700	18,719,714
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.850	08/01/44		8,750	8,719,256

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Liberty Mutual Group, Inc., (cont’d.)
Gtd. Notes, 144A	4.950%	05/01/22	1,325	$ 1,378,005
Gtd. Notes, 144A	5.000	06/01/21	350	361,707
Gtd. Notes, 144A	6.500	03/15/35	9,290	11,024,219
Gtd. Notes, 144A	6.500	05/01/42	6,305	7,735,004
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300	10/09/37	3,930	4,655,129
Sr. Unsec’d. Notes	7.000	06/15/40	6,700	8,413,644
Markel Corp.,
Sr. Unsec’d. Notes	4.900	07/01/22	2,750	2,844,388
Sr. Unsec’d. Notes	5.000	03/30/43	300	302,788
Sr. Unsec’d. Notes	5.000	04/05/46	5,955	6,123,919

New York Life Global Funding, Sec’d. Notes, 144A	1.950	02/11/20	13,080	12,852,968
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063	03/30/40	535	663,837
Nuveen Finance LLC, Sr. Unsec’d. Notes, 144A	2.950	11/01/19	15,630	15,621,384
Ohio National Financial Services, Inc., Sr. Unsec’d. Notes, 144A	6.375	04/30/20	360	376,292
Principal Financial Group, Inc.,
Gtd. Notes(a)	4.300	11/15/46	7,190	6,867,753
Gtd. Notes	4.350	05/15/43	3,100	2,992,232
Gtd. Notes	4.625	09/15/42	275	277,813

Progressive Corp. (The), Jr. Sub. Notes	5.375	12/31/49	15,110	15,091,113
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000	07/15/34	525	628,881
Swiss Re Treasury US Corp. (Switzerland), Gtd. Notes, 144A	4.250	12/06/42	5,235	5,092,211
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47	9,310	9,091,819
Sub. Notes, 144A(a)	4.900	09/15/44	16,598	17,547,938
Sub. Notes, 144A	6.850	12/16/39	325	426,243

Unum Group, Sr. Unsec’d. Notes	5.625	09/15/20	225	234,578
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.625	03/15/22	2,675	2,764,359

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance (cont’d.)
W.R. Berkley Corp., (cont’d.)
Sr. Unsec’d. Notes	5.375%	09/15/20		2,235	$ 2,315,095

Willis North America, Inc., Gtd. Notes	3.600	05/15/24		20,670	20,141,909
XLIT Ltd. (Bermuda), Gtd. Notes	6.250	05/15/27		1,505	1,700,643
					335,475,955
Internet 0.1%
Netflix, Inc., Sr. Unsec’d. Notes	3.625	05/15/27	EUR	37,150	42,702,647
Iron/Steel 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250	08/10/26		3,613	3,974,300
Lodging 0.3%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/21		21,350	22,043,875
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.000	03/01/19		15,770	15,765,625
Sr. Unsec’d. Notes	3.125	06/15/26		37,965	35,248,547
Sr. Unsec’d. Notes(a)	7.150	12/01/19		4,840	5,073,052

MGM Resorts International, Gtd. Notes(a)	6.000	03/15/23		19,475	20,180,969
Wyndham Worldwide Corp., Sr. Sec’d. Notes	5.625	03/01/21		980	1,000,825
					99,312,893
Machinery-Diversified 0.0%
CNH Industrial Capital LLC, Gtd. Notes	4.875	04/01/21		6,565	6,724,595
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200	01/15/98		1,500	1,483,725
Xylem, Inc.,
Sr. Unsec’d. Notes	3.250	11/01/26		4,770	4,478,325
Sr. Unsec’d. Notes	4.875	10/01/21		1,505	1,566,378
					14,253,023

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 1.3%
21st Century Fox America, Inc.,
Gtd. Notes	6.150%	03/01/37	2,325	$ 2,872,007
Gtd. Notes(a)	6.900	08/15/39	160	213,065
Gtd. Notes	7.625	11/30/28	550	696,330

Altice US Finance I Corp., Sr. Sec’d. Notes, 144A(a)	5.500	05/15/26	4,657	4,576,015
AMC Networks, Inc., Gtd. Notes(a)	5.000	04/01/24	6,817	6,723,266
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	9,900	9,875,250
Sr. Unsec’d. Notes, 144A(a)	5.375	05/01/25	6,100	5,993,250
Sr. Unsec’d. Notes, 144A(a)	5.500	05/01/26	9,275	9,112,688
Sr. Unsec’d. Notes, 144A(a)	5.750	02/15/26	25,000	24,843,750
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	5,450	5,402,313
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	12/15/21	30,547	30,523,784
Sr. Unsec’d. Notes, 144A(a)	5.125	12/15/21	53,463	53,329,342
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	28,600	29,480,880
Sr. Unsec’d. Notes, 144A(a)	7.750	07/15/25	23,342	24,538,277
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes(a)	5.375	05/01/47	19,416	18,652,671
Sr. Sec’d. Notes	6.384	10/23/35	4,110	4,450,231
Sr. Sec’d. Notes	6.484	10/23/45	4,326	4,719,907
Sr. Sec’d. Notes	6.834	10/23/55	5,780	6,321,922
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Series A	6.500	11/15/22	5,803	5,905,597
Gtd. Notes, Series B(a)	6.500	11/15/22	2,172	2,220,870

Comcast Corp., Gtd. Notes	3.969	11/01/47	16	14,469
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350	09/15/26	11,005	10,232,237
Discovery Communications LLC,
Gtd. Notes	5.000	09/20/37	15,514	15,208,275
Gtd. Notes(a)	5.200	09/20/47	7,550	7,434,028
Gtd. Notes, 144A	3.500	06/15/22	5,104	5,036,482
DISH DBS Corp.,
Gtd. Notes	5.125	05/01/20	12,000	11,910,000
Gtd. Notes(a)	7.750	07/01/26	23,627	20,644,091
Grupo Televisa SAB (Mexico),
Sr. Unsec’d. Notes(a)	5.000	05/13/45	3,500	3,322,368

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Grupo Televisa SAB (Mexico), (cont’d.)
Sr. Unsec’d. Notes	6.125%	01/31/46	8,080	$ 8,863,362

Liberty Interactive LLC, Sr. Unsec’d. Notes(a)	8.250	02/01/30	5,000	5,337,800
Myriad International Holdings BV (South Africa), Gtd. Notes	6.000	07/18/20	1,300	1,359,228
Sinclair Television Group, Inc.,
Gtd. Notes, 144A(a)	5.625	08/01/24	4,837	4,776,538
Gtd. Notes, 144A(a)	5.875	03/15/26	5,170	5,095,681

Sky PLC (United Kingdom), Gtd. Notes, 144A	2.625	09/16/19	1,900	1,885,216
TEGNA, Inc., Gtd. Notes, 144A	4.875	09/15/21	1,600	1,594,000
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300	07/01/38	3,600	4,169,831
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(a)	5.125	02/15/25	10,700	9,924,250
Sr. Sec’d. Notes, 144A	6.750	09/15/22	5,986	6,113,203

UPCB Finance IV Ltd. (Netherlands), Sr. Sec’d. Notes, 144A	5.375	01/15/25	13,645	13,167,425
Viacom, Inc.,
Sr. Unsec’d. Notes	2.250	02/04/22	12,500	11,717,114
Sr. Unsec’d. Notes(a)	5.850	09/01/43	7,750	8,151,592
Warner Media LLC,
Gtd. Notes	2.950	07/15/26	16,910	15,295,154
Gtd. Notes	3.550	06/01/24	3,680	3,566,985
Gtd. Notes	3.800	02/15/27	450	430,284
Gtd. Notes(a)	4.050	12/15/23	13,350	13,352,012

Ziggo Bond Finance BV (Netherlands), Sr. Unsec’d. Notes, 144A(a)	6.000	01/15/27	16,350	14,960,250
				454,013,290
Mining 0.1%
Barrick North America Finance LLC (Canada), Gtd. Notes(a)	5.750	05/01/43	14,510	16,063,016
Barrick PD Australia Finance Pty Ltd. (Canada), Gtd. Notes	5.950	10/15/39	8,267	9,192,718
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625	06/09/21	2,405	2,396,672
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes	3.500	11/08/22	3,108	3,077,445

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Mining (cont’d.)
Southern Copper Corp. (Peru), (cont’d.)
Sr. Unsec’d. Notes	5.875%	04/23/45		6,585	$ 7,254,629
Sr. Unsec’d. Notes	6.750	04/16/40		7,700	9,182,020
Sr. Unsec’d. Notes	7.500	07/27/35		260	321,425
					47,487,925
Miscellaneous Manufacturing 0.1%
General Electric Co.,
Sr. Unsec’d. Notes, GMTN	2.200	01/09/20		4,206	4,160,289
Sub. Notes, MTN	5.300	02/11/21		157	164,311

Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550	11/01/24		3,855	3,776,675
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.250	05/27/25		24,400	23,742,293
Textron, Inc.,
Sr. Unsec’d. Notes	4.000	03/15/26		3,775	3,722,336
Sr. Unsec’d. Notes	7.250	10/01/19		800	834,696
					36,400,600
Multi-National 1.3%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.375	04/06/23		5,396	6,329,778
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	0.500	07/30/20	ZAR	53,000	3,433,861
Sr. Unsec’d. Notes	0.500	08/28/20	ZAR	52,000	3,346,482
Sr. Unsec’d. Notes	0.500	09/28/20	ZAR	46,000	2,939,284
Sr. Unsec’d. Notes	5.820	06/16/28		45,833	54,682,324
Sr. Unsec’d. Notes	6.220	08/15/27		4,120	5,006,409
Sr. Unsec’d. Notes	6.375	10/01/28		2,560	3,164,859
Sr. Unsec’d. Notes	6.910	12/14/18	ZAR	18,907	1,428,661

Corp Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.200	07/18/20		4,040	3,955,968
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.000	05/10/19		20,275	20,122,122
Sr. Unsec’d. Notes	2.125	09/27/21		57,240	54,921,208
Sr. Unsec’d. Notes	2.750	01/06/23		17,745	17,107,067
Sr. Unsec’d. Notes	4.375	06/15/22		16,587	17,065,535
Sr. Unsec’d. Notes	8.125	06/04/19		2,745	2,859,494

Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000	09/26/20		2,855	2,897,825

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Multi-National (cont’d.)

European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, EMTN	0.500%	12/19/22		1,000	$ 868,614
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25		14,240	17,447,560
Sr. Unsec’d. Notes	7.000	06/15/25		5,140	6,312,850
Unsec’d. Notes	6.950	08/01/26		2,000	2,461,024
Unsec’d. Notes, EMTN	0.500	10/30/20	ZAR	53,000	3,377,043
Unsec’d. Notes, EMTN	0.500	11/30/20	ZAR	47,000	2,956,851
Unsec’d. Notes, MTN	6.290	07/16/27		2,756	3,312,847
Unsec’d. Notes, MTN	6.750	07/15/27		13,230	16,340,069
International Bank for Reconstruction & Development (Supranational Bank),
, 3 Month LIBOR + 0.000%	1.309(c)	08/11/26		2,856	2,510,795
Notes, EMTN	0.500	12/05/22		60,500	53,645,168
Notes, EMTN	0.500	02/07/23		7,000	6,234,739
Sr. Unsec’d. Notes	—(p)	06/30/34		8,198	5,158,428
Sr. Unsec’d. Notes, MTN	—(p)	07/31/34		4,158	2,444,571
Sr. Unsec’d. Notes, MTN	—(p)	08/28/34		853	535,257
Unsec’d. Notes, 3 Month LIBOR + 0.000%	2.336(c)	06/28/26		9,720	9,148,658
Unsec’d. Notes, MTN	3.477(s)	09/17/30		17,000	11,127,471

International Finance Corp. (Supranational Bank), Sr. Unsec’d. Notes, GMTN	5.280	11/21/18	HKD	6,000	771,911
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.300	10/10/18		16,017	16,014,181
Sr. Unsec’d. Notes	2.400	10/26/22		61,190	59,042,843
Sr. Unsec’d. Notes	4.375	02/11/20		19,695	20,052,189
					439,023,946
Office/Business Equipment 0.0%
CDW LLC/CDW Finance Corp., Gtd. Notes(a)	5.500	12/01/24		9,600	9,957,120
Oil & Gas 1.9%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes	4.637(s)	10/10/36		45,000	19,161,672
Sr. Unsec’d. Notes(a)	6.450	09/15/36		12,250	14,350,983
Sr. Unsec’d. Notes(a)	6.600	03/15/46		1,460	1,798,643

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Anadarko Petroleum Corp., (cont’d.)
Sr. Unsec’d. Notes	7.950%	06/15/39		1,600	$ 2,086,912

Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22		1,500	1,480,014
BP Capital Markets PLC (United Kingdom),
Gtd. Notes	2.521	01/15/20		6,000	5,959,532
Gtd. Notes	3.245	05/06/22		1,515	1,509,275
Gtd. Notes	4.500	10/01/20		435	447,265
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.450	09/15/42		2,100	1,863,998
Sr. Unsec’d. Notes	5.250	06/15/37		26,905	27,055,802
Sr. Unsec’d. Notes(a)	5.400	06/15/47		23,470	23,652,346
Sr. Unsec’d. Notes(a)	6.750	11/15/39		22,258	25,671,204

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20		9,700	10,321,285
CNX Resources Corp.,
Gtd. Notes(a)	5.875	04/15/22		8,058	8,074,197
Gtd. Notes(a)	8.000	04/01/23		2,721	2,870,655
Concho Resources, Inc.,
Gtd. Notes(a)	4.300	08/15/28		12,390	12,404,053
Gtd. Notes(a)	4.850	08/15/48		4,515	4,575,061
Gtd. Notes(a)	4.875	10/01/47		8,994	9,148,837
Devon Energy Corp.,
Sr. Unsec’d. Notes(a)	3.250	05/15/22		8,537	8,381,527
Sr. Unsec’d. Notes	4.750	05/15/42		10,343	10,231,338
Sr. Unsec’d. Notes(a)	5.600	07/15/41		14,222	15,498,732
Encana Corp. (Canada),
Sr. Unsec’d. Notes(a)	3.900	11/15/21		9,963	10,031,991
Sr. Unsec’d. Notes(a)	6.500	08/15/34		9,845	11,581,339
Sr. Unsec’d. Notes	6.500	02/01/38		2,720	3,231,162

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.750	01/30/28		4,175	4,081,063
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes	9.250	04/23/19		2,200	2,286,205
Sr. Unsec’d. Notes, 144A(a)	4.950	07/19/22		500	506,350
Sr. Unsec’d. Notes, 144A(a)	6.510	03/07/22		8,157	8,666,813
Unsec’d. Notes	3.375	11/30/18	CHF	5,000	5,095,592

Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.800	09/15/37		1,150	1,419,135
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	3.875	04/19/22		14,525	14,416,063

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
KazMunayGas National Co. JSC (Kazakhstan), (cont’d.)
Sr. Unsec’d. Notes, 144A(a)	4.750%	04/19/27		3,000	$ 3,008,400

Kerr-McGee Corp., Gtd. Notes	6.950	07/01/24		1,060	1,208,248
Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.125	11/09/20		1,625	1,700,156
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850	12/15/45		9,983	10,788,306
MEG Energy Corp. (Canada),
Gtd. Notes, 144A(a)	6.375	01/30/23		10,556	9,526,790
Gtd. Notes, 144A	7.000	03/31/24		13,425	12,132,844
Noble Energy, Inc.,
Sr. Unsec’d. Notes	3.900	11/15/24		3,700	3,656,361
Sr. Unsec’d. Notes	4.150	12/15/21		7,450	7,567,198
Sr. Unsec’d. Notes	5.050	11/15/44		11,325	11,478,457
Sr. Unsec’d. Notes	5.250	11/15/43		9,800	10,155,152
Sr. Unsec’d. Notes	6.000	03/01/41		2,322	2,576,480
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes	4.875	05/03/22		6,700	6,841,410
Sr. Unsec’d. Notes	5.250	05/23/21		3,000	3,097,785
Sr. Unsec’d. Notes, MTN	5.625	05/20/43		2,155	2,142,876
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.750	02/01/29		19,465	17,859,137
Gtd. Notes	6.125	01/17/22		816	845,947
Gtd. Notes(a)	7.375	01/17/27		25,390	26,405,600
Gtd. Notes	8.375	05/23/21		8,752	9,622,824
Gtd. Notes	8.750	05/23/26		2,740	3,097,570
Gtd. Notes, 144A	5.299	01/27/25		14,450	13,812,033
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes	1.700	12/20/22		4,588	4,439,933
Gov’t. Gtd. Notes	2.830	02/15/24		399	394,842
Gtd. Notes(a)	4.875	01/24/22		3,121	3,143,190
Gtd. Notes	5.375	03/13/22		2,705	2,778,035
Gtd. Notes	5.500	01/21/21		14,690	15,132,169
Gtd. Notes(a)	6.375	01/23/45		11,729	10,544,371
Gtd. Notes(a)	6.500	03/13/27		27,040	27,445,600
Gtd. Notes, EMTN	1.875	04/21/22	EUR	3,100	3,594,156
Gtd. Notes, EMTN	2.500	08/21/21	EUR	16,600	19,993,452
Gtd. Notes, EMTN(a)	2.750	04/21/27	EUR	14,770	15,854,114
Gtd. Notes, EMTN	3.750	02/21/24	EUR	3,000	3,621,890
Gtd. Notes, EMTN(a)	4.875	02/21/28	EUR	12,360	15,103,487
Gtd. Notes, MTN	6.750	09/21/47		48,295	44,736,141

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes, MTN(a)	6.875%	08/04/26		8,100	$ 8,464,500
Sr. Unsec’d. Notes	8.625	02/01/22		8,000	8,930,000
Phillips 66,
Gtd. Notes	4.650	11/15/34		2,970	3,028,551
Gtd. Notes(a)	4.875	11/15/44		2,830	2,954,366

Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400	02/14/22		4,773	4,955,674
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		13,900	13,654,248
Sinopec Group Overseas Development 2014 Ltd. (China), Sr. Unsec’d. Notes	2.750	04/10/19		4,000	3,985,882
Sinopec Group Overseas Development 2015 Ltd. (China), Gtd. Notes, 144A(a)	2.500	04/28/20		10,200	10,039,729
Valero Energy Corp., Sr. Unsec’d. Notes(a)	3.400	09/15/26		26,460	25,282,598
YPF SA (Argentina), Sr. Unsec’d. Notes, 144A	8.500	03/23/21		2,940	3,045,840
					676,505,386
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		2,775	3,279,175
Packaging & Containers 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A(a)	6.000	02/15/25		5,950	5,808,687
Sr. Sec’d. Notes, 144A	4.625	05/15/23		3,665	3,619,188

Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	525	693,529
Greif Nevada Holdings SCS, Sr. Unsec’d. Notes, 144A	7.375	07/15/21	EUR	730	1,008,981
Horizon Parent Holdings Sarl (France), Sr. Sec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%	8.250	02/15/22	EUR	9,975	12,151,775
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375	08/15/25		1,200	1,230,000

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750%	10/15/20	35,557	$ 35,620,564
WestRock RKT Co.,
Gtd. Notes	4.450	03/01/19	1,140	1,150,560
Gtd. Notes	4.900	03/01/22	1,700	1,769,762
				63,053,046
Pharmaceuticals 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes(a)	2.900	11/06/22	5,000	4,869,487
Sr. Unsec’d. Notes	3.200	11/06/22	10,370	10,177,344
Sr. Unsec’d. Notes	3.600	05/14/25	14,685	14,323,893
Sr. Unsec’d. Notes	4.500	05/14/35	20,745	20,420,057
Sr. Unsec’d. Notes	4.700	05/14/45	11,000	10,807,133
Allergan Funding SCS,
Gtd. Notes	3.000	03/12/20	28,020	27,905,038
Gtd. Notes	3.450	03/15/22	1,300	1,285,302
Gtd. Notes(a)	3.800	03/15/25	1,475	1,447,199
Gtd. Notes(a)	4.550	03/15/35	54,564	53,215,533
Gtd. Notes	4.850	06/15/44	9,099	8,974,422

Allergan Sales LLC, Gtd. Notes, 144A	4.875	02/15/21	5,106	5,263,967
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	3,875	3,663,480
Bausch Health Cos., Inc., Gtd. Notes, 144A(a)	6.125	04/15/25	2,000	1,875,000
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	2.965(c)	06/25/21	29,120	29,325,149
Gtd. Notes, 144A(a)	3.500	06/25/21	12,600	12,627,706
Cardinal Health, Inc.,
Sr. Unsec’d. Notes	2.616	06/15/22	14,120	13,499,385
Sr. Unsec’d. Notes(a)	3.410	06/15/27	5,940	5,472,452
CVS Health Corp.,
Sr. Unsec’d. Notes	2.750	12/01/22	10,067	9,660,695
Sr. Unsec’d. Notes(a)	2.875	06/01/26	11,150	10,251,021
Sr. Unsec’d. Notes(a)	4.780	03/25/38	11,830	11,922,030
Sr. Unsec’d. Notes(a)	5.050	03/25/48	34,180	35,420,646
Sr. Unsec’d. Notes	5.125	07/20/45	2,782	2,894,641
Sr. Unsec’d. Notes	5.300	12/05/43	6,640	7,048,249
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A(a)	6.000	07/15/23	14,825	12,601,250
Gtd. Notes, 144A(a)	6.000	02/01/25	17,205	13,807,013

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Express Scripts Holding Co.,
Gtd. Notes	3.300%	02/25/21		7,900	$ 7,839,237
Gtd. Notes(a)	3.400	03/01/27		2,255	2,097,058
Gtd. Notes(a)	4.500	02/25/26		45,085	45,365,261

Grifols SA (Spain), Gtd. Notes, 144A	3.200	05/01/25	EUR	10,000	11,679,413
Mylan NV,
Gtd. Notes(a)	3.150	06/15/21		9,170	9,080,940
Gtd. Notes(a)	3.950	06/15/26		25,015	24,081,471
Gtd. Notes	5.250	06/15/46		2,930	2,909,799
Mylan, Inc.,
Gtd. Notes, 144A(a)	3.125	01/15/23		11,870	11,385,642
Gtd. Notes, 144A(a)	5.200	04/15/48		5,250	5,166,351
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400	09/23/21		16,365	15,773,239
Gtd. Notes(a)	2.875	09/23/23		26,295	24,837,535
Gtd. Notes(a)	3.200	09/23/26		79,780	73,724,664
					562,698,702
Pipelines 1.2%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A(a)	4.150	08/15/26		24,840	24,326,935
DCP Midstream Operating LP, Gtd. Notes, 144A(a)	5.350	03/15/20		1,916	1,966,295
Energy Transfer Partners LP,
Gtd. Notes	4.650	06/01/21		510	522,385
Gtd. Notes	5.150	03/15/45		3,075	2,840,496
Gtd. Notes(a)	6.000	06/15/48		5,923	6,187,545

EnLink Midstream Partners LP, Sr. Unsec’d. Notes	5.600	04/01/44		1,325	1,141,274
Enterprise Products Operating LLC,
Gtd. Notes	4.900	05/15/46		28,346	29,199,234
Gtd. Notes(a)	5.100	02/15/45		8,500	8,988,972

EQT Midstream Partners LP, Sr. Unsec’d. Notes	4.750	07/15/23		6,290	6,333,485
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38		4,961	5,080,501
Kinder Morgan Energy Partners LP,
Gtd. Notes	6.500	04/01/20		2,009	2,108,325
Gtd. Notes	6.500	09/01/39		1,260	1,413,101

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200%	12/01/42	1,600	$ 1,424,203
Sr. Unsec’d. Notes	4.200	03/15/45	2,830	2,512,829
Sr. Unsec’d. Notes	4.200	10/03/47	17,294	16,228,694
Sr. Unsec’d. Notes	4.250	02/01/21	5,500	5,611,812
Sr. Unsec’d. Notes(a)	4.250	09/15/46	2,540	2,379,879
Sr. Unsec’d. Notes	5.150	10/15/43	14,820	15,475,391
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28	6,590	6,377,954
Sr. Unsec’d. Notes(a)	4.500	04/15/38	26,340	25,022,156
Sr. Unsec’d. Notes	5.200	03/01/47	2,081	2,113,545

ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	1,000	1,192,908
ONEOK, Inc.,
Gtd. Notes(a)	4.950	07/13/47	52,825	53,571,790
Gtd. Notes	6.000	06/15/35	4,200	4,647,145

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.700	06/15/44	1,765	1,606,251
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40	8,000	9,280,000
Spectra Energy Partners LP,
Sr. Unsec’d. Notes	3.375	10/15/26	5,760	5,401,170
Sr. Unsec’d. Notes(a)	4.500	03/15/45	4,436	4,183,561

Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	4.150	01/15/48	835	736,429
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes, 144A(a)	4.600	03/15/48	18,925	18,581,621
Valero Energy Partners LP, Sr. Unsec’d. Notes(a)	4.500	03/15/28	7,970	7,898,912
Western Gas Partners LP,
Sr. Unsec’d. Notes	3.950	06/01/25	8,315	7,970,041
Sr. Unsec’d. Notes	4.000	07/01/22	700	694,237
Sr. Unsec’d. Notes	5.450	04/01/44	875	838,350
Williams Partners LP,
Sr. Unsec’d. Notes(a)	3.750	06/15/27	48,136	46,394,761
Sr. Unsec’d. Notes	3.900	01/15/25	18,456	18,191,360
Sr. Unsec’d. Notes	4.000	09/15/25	8,660	8,576,146
Sr. Unsec’d. Notes(a)	4.300	03/04/24	9,550	9,631,990
Sr. Unsec’d. Notes(a)	4.850	03/01/48	17,050	16,749,667
Sr. Unsec’d. Notes	4.900	01/15/45	5,902	5,820,910

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Williams Partners LP, (cont’d.)
Sr. Unsec’d. Notes	5.100%	09/15/45	12,970	$ 13,200,649
Sr. Unsec’d. Notes	6.300	04/15/40	4,000	4,587,610
				407,010,519
Real Estate 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.125	03/20/22	8,720	8,574,936
Sr. Unsec’d. Notes, 144A	3.875	03/20/27	14,600	14,349,155
				22,924,091
Real Estate Investment Trusts (REITs) 0.5%
Brandywine Operating Partnership LP, Gtd. Notes	4.550	10/01/29	2,330	2,279,377
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	3.650	06/15/24	14,830	14,271,406
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875	04/15/22	9,955	10,257,714
HCP, Inc., Sr. Unsec’d. Notes	3.400	02/01/25	8,835	8,371,381
Highwoods Realty LP, Sr. Unsec’d. Notes	3.875	03/01/27	5,885	5,659,728
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22	9,340	9,182,107
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes	4.500	01/15/28	1,000	912,500
Gtd. Notes(a)	5.625	05/01/24	2,500	2,556,250
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	2,800	2,709,000
Gtd. Notes	5.500	05/01/24	5,025	5,062,687

Realty Income Corp., Sr. Unsec’d. Notes	3.000	01/15/27	16,830	15,368,537
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500	02/01/21	10,335	10,477,106
Simon Property Group LP, Sr. Unsec’d. Notes	3.375	03/15/22	350	349,472
Trust F/1401 (Mexico),
Sr. Unsec’d. Notes(a)	5.250	12/15/24	2,000	2,035,000
Sr. Unsec’d. Notes, 144A	5.250	12/15/24	2,830	2,879,525

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Ventas Realty LP,
Gtd. Notes	3.100%	01/15/23	12,040	$ 11,657,230
Gtd. Notes	3.500	02/01/25	5,000	4,790,784
Gtd. Notes	3.850	04/01/27	31,660	30,382,931

WEA Finance LLC/Westfield UK & Europe Finance PLC (Australia), Gtd. Notes, 144A	3.250	10/05/20	13,220	13,162,636
Welltower, Inc.,
Sr. Unsec’d. Notes	4.000	06/01/25	10,745	10,564,303
Sr. Unsec’d. Notes	4.250	04/01/26	16,080	15,928,454
				178,858,128
Retail 0.4%
AutoZone, Inc., Sr. Unsec’d. Notes	3.250	04/15/25	18,000	17,125,343
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	3.036(c)	04/17/20	26,605	26,659,290
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	3.000	04/01/26	1,385	1,325,748
L Brands, Inc.,
Gtd. Notes(a)	5.250	02/01/28	3,500	3,080,000
Gtd. Notes(a)	5.625	02/15/22	14,338	14,606,837
Gtd. Notes(a)	5.625	10/15/23	3,225	3,293,531
Gtd. Notes	6.750	07/01/36	10,500	8,872,500
Gtd. Notes	7.000	05/01/20	2,950	3,090,125

Macy’s Retail Holdings, Inc., Gtd. Notes(a)	3.875	01/15/22	475	472,276
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	6.300	10/15/37	860	1,053,838
PetSmart, Inc., Sr. Sec’d. Notes, 144A(a)	5.875	06/01/25	19,360	15,197,600
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	34,149	31,929,315
				126,706,403
Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22	3,225	3,208,014

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Semiconductors 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes	3.000%	01/15/22		7,950	$ 7,713,695
Gtd. Notes	3.500	01/15/28		30,400	27,503,106
Gtd. Notes	3.625	01/15/24		15,740	15,228,137
Gtd. Notes(a)	3.875	01/15/27		33,000	30,948,308

Microchip Technology, Inc., Sr. Sec’d. Notes, 144A	3.922	06/01/21		12,015	12,038,872
Micron Semiconductor Asia Pte Ltd. (Singapore), Gov’t. Gtd. Notes	1.258	01/15/19		282	280,277
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500	02/01/25		4,049	4,185,654
NVIDIA Corp., Sr. Unsec’d. Notes	2.200	09/16/21		7,940	7,695,699
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A(a)	3.875	09/01/22		6,600	6,501,000
Gtd. Notes, 144A(a)	4.625	06/01/23		14,600	14,764,250

QUALCOMM, Inc., Sr. Unsec’d. Notes	2.900	05/20/24		9,450	8,973,865
Sensata Technologies BV, Gtd. Notes, 144A(a)	5.000	10/01/25		11,775	11,775,000
					147,607,863
Software 0.9%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	8.125	07/15/21		32,741	33,518,599
CA, Inc., Sr. Unsec’d. Notes	3.600	08/15/22		28,170	27,790,576
First Data Corp., Gtd. Notes, 144A(a)	7.000	12/01/23		82,474	86,288,422
Fiserv, Inc., Sr. Unsec’d. Notes	2.700	06/01/20		5,765	5,699,708
Infor US, Inc.,
Gtd. Notes	5.750	05/15/22	EUR	1,966	2,309,046
Gtd. Notes	6.500	05/15/22		5,050	5,113,125

InterXion Holding NV (Netherlands), Gtd. Notes, 144A	4.750	06/15/25	EUR	11,250	13,648,442
IQVIA, Inc., Gtd. Notes, 144A	3.500	10/15/24	EUR	15,275	18,274,414
Microsoft Corp.,
Sr. Unsec’d. Notes	3.950	08/08/56		13,965	13,940,144

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software (cont’d.)
Microsoft Corp., (cont’d.)
Sr. Unsec’d. Notes	4.500%	02/06/57	16,690	$ 18,349,015

Nuance Communications, Inc., Gtd. Notes, 144A	5.375	08/15/20	4,819	4,800,929
Oracle Corp.,
Sr. Unsec’d. Notes(a)	2.400	09/15/23	31,410	29,993,029
Sr. Unsec’d. Notes(a)	2.950	05/15/25	52,640	50,746,859
Sr. Unsec’d. Notes(a)	3.800	11/15/37	18,205	17,636,245
Sr. Unsec’d. Notes	4.300	07/08/34	3,265	3,390,905
				331,499,458
Telecommunications 1.1%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400	05/15/25	27,950	26,547,167
Sr. Unsec’d. Notes(a)	3.600	02/17/23	1,620	1,606,434
Sr. Unsec’d. Notes	3.950	01/15/25	11,900	11,720,759
Sr. Unsec’d. Notes(a)	4.500	05/15/35	4,295	4,017,842
Sr. Unsec’d. Notes(a)	4.550	03/09/49	2,414	2,127,402
Sr. Unsec’d. Notes	5.150	03/15/42	2,700	2,602,345
Sr. Unsec’d. Notes(a)	5.250	03/01/37	12,650	12,664,172
Sr. Unsec’d. Notes(a)	5.350	09/01/40	370	366,901
Bharti Airtel International Netherlands BV (India),
Gtd. Notes	5.125	03/11/23	1,955	1,955,346
Gtd. Notes, 144A	5.125	03/11/23	5,751	5,752,018
Gtd. Notes, 144A	5.350	05/20/24	1,200	1,205,926
Sr. Unsec’d. Notes	5.350	05/20/24	1,400	1,406,913
CenturyLink, Inc.,
Sr. Unsec’d. Notes	5.625	04/01/20	19,189	19,620,752
Sr. Unsec’d. Notes, Series S(a)	6.450	06/15/21	11,710	12,075,938
Digicel Group Ltd. (Jamaica),
Sr. Unsec’d. Notes(a)	8.250	09/30/20	1,800	1,309,500
Sr. Unsec’d. Notes, 144A	8.250	09/30/20	1,950	1,418,625

Digicel Ltd. (Jamaica), Gtd. Notes, 144A(a)	6.750	03/01/23	5,040	4,347,000
Level 3 Financing, Inc., Gtd. Notes	6.125	01/15/21	23,291	23,502,016
Qwest Capital Funding, Inc., Gtd. Notes	6.500	11/15/18	798	805,022
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28	4,800	4,620,000
Gtd. Notes	6.900	05/01/19	1,252	1,277,666
Gtd. Notes	8.750	03/15/32	27,050	29,112,562

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Sprint Communications, Inc.,
Gtd. Notes, 144A	7.000%	03/01/20		31,450	$ 32,641,955
Gtd. Notes, 144A	9.000	11/15/18		8,796	8,945,532
Sprint Corp.,
Gtd. Notes(a)	7.625	02/15/25		15,250	15,945,858
Gtd. Notes	7.875	09/15/23		28,400	30,317,000

Telecom Italia SpA (Italy), Sr. Unsec’d. Notes, EMTN	6.375	06/24/19	GBP	9,350	12,739,553
T-Mobile USA, Inc., Gtd. Notes	6.000	03/01/23		12,915	13,302,450
Veon Holdings BV (Netherlands), Sr. Unsec’d. Notes, 144A	4.950	06/16/24		1,500	1,435,680
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	08/10/33		30,750	30,501,559
Sr. Unsec’d. Notes	4.672	03/15/55		1,800	1,692,945
Sr. Unsec’d. Notes	5.012	04/15/49		654	664,861
Wind Tre SpA (Italy),
Sr. Sec’d. Notes, 144A	2.625	01/20/23	EUR	15,800	17,528,766
Sr. Sec’d. Notes, 144A	3.125	01/20/25	EUR	34,875	38,108,924
					373,887,389
Textiles 0.0%
Cintas Corp. No 2,
Gtd. Notes	2.900	04/01/22		8,105	7,933,397
Gtd. Notes	3.700	04/01/27		8,960	8,840,898

Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850	02/01/23		673	675,788
					17,450,083
Transportation 0.2%
AP Moller-Maersk A/S (Denmark), Sr. Unsec’d. Notes, 144A	2.550	09/22/19		3,655	3,619,614
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		6,925	7,129,825
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	3,634,291

CSX Corp., Sr. Unsec’d. Notes	2.600	11/01/26		37,200	34,092,290
FedEx Corp.,
Gtd. Notes	3.300	03/15/27		1,750	1,671,805
Gtd. Notes	4.050	02/15/48		385	355,448

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
FedEx Corp., (cont’d.)
Gtd. Notes	4.550%	04/01/46	6,605	$ 6,539,840

Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750	06/15/20	3,700	4,142,685
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20	7,225	7,161,593
XPO Logistics, Inc., Gtd. Notes, 144A	6.500	06/15/22	1,699	1,745,723
				70,093,114
Trucking & Leasing 0.1%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A(a)	5.500	01/15/23	20,000	19,900,000
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A(a)	5.500	02/15/24	9,660	9,539,250
Penske Truck Leasing Co. Lp/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.300	04/01/21	21,250	21,056,560
				50,495,810
Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750	09/01/47	4,980	4,639,808
Total Corporate Bonds (cost $12,188,151,250)				11,958,966,101
Municipal Bonds 0.8%
California 0.2%
Bay Area Toll Authority,
BABs, Revenue Bonds,	6.263	04/01/49	10,755	14,725,208
BABs, Taxable, Revenue Bonds,	6.907	10/01/50	525	756,436

Los Angeles County Public Works Financing Authority, BABs, Revenue Bonds, Series Z	7.618	08/01/40	4,300	6,282,085
Los Angeles Department of Airports, BABs, Revenue Bonds	6.582	05/15/39	5,045	6,363,965
Los Angeles Department of Water & Power,
BABs, Revenue Bonds,	5.716	07/01/39	8,475	10,420,521
BABs, Taxable, Revenue Bonds, Series SY	6.008	07/01/39	6,200	7,603,060
State of California,
GO Unlimited, BABs	7.300	10/01/39	835	1,178,603

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
State of California, (cont’d.)
GO Unlimited, BABs, Taxable	7.550%	04/01/39	1,600	$ 2,361,680
GO Unlimited, BABs	7.600	11/01/40	2,320	3,488,839
GO Unlimited, BABs	7.625	03/01/40	275	404,976
University of California,
BABs, Revenue Bonds,	5.770	05/15/43	500	611,020
Revenue Bonds,	4.767	05/15/2115	4,900	4,958,653
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	2,030,525
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,259,337
				63,444,908
Colorado 0.0%
Colorado Bridge Enterprise, BABs, Taxable, Revenue Bonds, Series SR	6.078	12/01/40	1,000	1,249,080
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844	11/01/50	3,320	4,285,854
				5,534,934
Illinois 0.3%
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395	01/01/40	3,170	4,143,982
Illinois State Toll Highway Authority, BABs, Revenue Bonds, Series A	6.184	01/01/34	5,000	6,174,150
State of Illinois, GO Unlimited, Series D	5.000	11/01/22	73,375	77,918,380
				88,236,512
Kentucky 0.0%
Kentucky State Property & Building Commission,
BABs, Revenue Bonds, Series C	4.303	11/01/19	800	809,912
BABs, Revenue Bonds, Series C	5.373	11/01/25	1,900	2,034,520
				2,844,432
New Jersey 0.1%
New Jersey State Turnpike Authority, BABs, Revenue Bonds, Series F	7.414	01/01/40	8,715	12,565,374

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)
New Jersey Turnpike Authority, BABs, Revenue Bonds, Series A	7.102%	01/01/41	5,953	$ 8,336,998
Rutgers State University, BABs, Revenue Bonds	5.665	05/01/40	1,350	1,601,438
				22,503,810
New York 0.1%
Metropolitan Transportation Authority, BABs, Taxable, Revenue Bonds	6.687	11/15/40	700	925,197
New York City Transitional Finance Authority Future Tax Secured Revenue,
BABs, Revenue Bonds,	4.725	11/01/23	1,400	1,493,436
BABs, Revenue Bonds,	4.905	11/01/24	1,100	1,174,690

New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882	06/15/44	2,810	3,627,092
New York State Urban Development Corp., BABs, Taxable, Revenue Bonds	5.770	03/15/39	18,800	21,871,168
Port Authority of New York & New Jersey,
Consol. 174th, Revenue Bonds,	4.458	10/01/62	2,600	2,734,238
Taxable, Consol., Revenue Bonds, Series 192	4.810	10/15/65	8,650	9,557,385
				41,383,206
Ohio 0.0%
Ohio State University (The),
BABs, Revenue Bonds,	4.910	06/01/40	295	334,925
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	8,327,742

Ohio State Water Development Authority Pollution Control Loan Fund, BABs, Revenue Bonds	4.879	12/01/34	375	407,708
				9,070,375
Oklahoma 0.0%
Oklahoma Development Finance Authority, Taxable, Revenue Bonds, Series C	5.450	08/15/28	5,000	5,232,950
Oregon 0.0%
Oregon State Department of Transportation Highway, BABs, Revenue Bonds, Series A	5.834	11/15/34	675	830,426

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania 0.0%
Pennsylvania Turnpike Commission,
BABs, Revenue Bonds,	6.105%	12/01/39	400	$ 506,484
BABs, Revenue Bonds, Series B	5.511	12/01/45	5,370	6,513,649
				7,020,133
Texas 0.0%
City Public Service Board of San Antonio, Taxable, Revenue Bonds	4.427	02/01/42	6,480	6,947,208
Virginia 0.1%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	9,850	9,733,573
Total Municipal Bonds (cost $259,677,977)				262,782,467
Residential Mortgage-Backed Securities 2.9%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/19	23	22,708
American Home Mortgage Investment Trust, Series 2004-4, Class 4A, 6 Month LIBOR + 2.000%	4.501(c)	02/25/45	57	57,791
APS Resecuritization Trust, Series 2016-1, Class 1A, 144A, 1 Month LIBOR + 0.150%	2.242(c)	07/27/57	8,639	8,353,625
Banc of America Funding Corp.,
Series 2014-R2, Class 2A1, 144A, 1 Month LIBOR + 0.210%	2.280(c)	05/26/37	2,146	2,123,055
Series 2015-R3, Class 1A1, 144A, 1 Month LIBOR + 0.190%	2.254(c)	03/27/36	15,705	15,373,706
Series 2015-R3, Class 2A1, 144A, 1 Month LIBOR + 0.130%	2.194(c)	02/27/37	22,167	21,782,930
Series 2015-R3, Class 6A1, 144A, 1 Month LIBOR + 0.170%	2.234(c)	05/27/36	17,631	17,427,641
Series 2015-R4, Class 4A1, 144A	3.500(cc)	01/27/30	7,485	7,421,374
Banc of America Funding Trust,
Series 2005-D, Class A1	4.002(cc)	05/25/35	76	79,865
Series 2006-I, Class 4A1	3.696(cc)	10/20/46	48	37,933
Series 2014-R5, Class 1A1, 144A, 6 Month LIBOR + 1.500%	4.004(c)	09/26/45	3,352	3,439,129
Series 2015-R2, Class 5A1, 144A, 1 Month LIBOR + 0.165%	2.229(c)	09/29/36	15,539	15,234,671

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Banc of America Funding Trust, (cont’d.)
Series 2015-R9, Class 2A1, 144A, 1 Month LIBOR + 0.205%	2.269%(c)	02/26/37	9,648	$ 9,351,188
Banc of America Mortgage Trust,
Series 2004-2, Class 5A1	6.500	10/25/31	2	2,367
Series 2004-E, Class 2A6	4.393(cc)	06/25/34	442	440,202
Series 2005-B, Class 2A1	3.905(cc)	03/25/35	544	531,614
Series 2005-B, Class 2A2	3.905(cc)	03/25/35	18	18,021
Bear Stearns ALT-A Trust,
Series 2005-4, Class 23A1	3.791(cc)	05/25/35	169	170,269
Series 2005-4, Class 23A2	3.791(cc)	05/25/35	56	57,152
Bear Stearns ARM Trust,
Series 2002-11, Class 1A1	3.822(cc)	02/25/33	4	4,449
Series 2005-4, Class 3A1	3.990(cc)	08/25/35	324	297,819
Series 2007-3, Class 1A1	3.975(cc)	05/25/47	364	326,642
Bellemeade Re Ltd.,
Series 2017-1, Class M1, 144A, 1 Month LIBOR + 1.700%	3.764(c)	10/25/27	15,362	15,438,872
Series 2018-1A, Class M1B, 144A, 1 Month LIBOR + 1.600%	3.664(c)	04/25/28	30,766	30,863,633
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	3.756(cc)	02/19/34	13,644	13,846,173
Series 2005-29, Class A1	5.750	12/25/35	767	675,372
Series 2005-HYB9, Class 3A2A, 12 Month LIBOR + 1.750%	3.462(c)	02/20/36	34	29,573
CIM Trust,
Series 2017-2, Class A1, 144A, 1 Month LIBOR + 2.000%	4.092(c)	12/25/57	62,394	63,175,619
Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	4.092(c)	01/25/57	94,524	96,377,244
Series 2017-6, Class A1, 144A	3.015(cc)	06/25/57	33,824	33,100,144
Series 2017-8, Class A1, 144A	3.000(cc)	12/25/65	74,568	73,400,211

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.481(cc)	09/25/47	9,045	8,542,921
Fannie Mae Connecticut Avenue Securities, Series 2016-C04, Class 1M1, 1 Month LIBOR + 1.450%	3.514(c)	01/25/29	8,021	8,079,856
Fannie Mae REMICS,
Series 2000-32, Class FM, 1 Month LIBOR + 0.450%	2.529(c)	10/18/30	1	995
Series 2001-29, Class Z	6.500	07/25/31	40	43,664
Freddie Mac REMICS,
Series -1628, Class LZ	6.500	12/15/23	16	16,501
Series -1935, Class JZ	7.000	02/15/27	84	92,013
Series -2241, Class PH	7.500	07/15/30	40	45,489

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550%	6.614%(c)	10/25/24	3,753	$ 4,176,530
Series 2014-DN3, Class M3, 1 Month LIBOR + 4.000%	6.064(c)	08/25/24	1,473	1,613,193
Series 2015-DNA1, Class M2, 1 Month LIBOR + 1.850%	3.914(c)	10/25/27	15,147	15,422,840
Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	5.364(c)	10/25/27	48,903	54,643,804
Series 2016-DNA4, Class M2, 1 Month LIBOR + 1.300%	3.364(c)	03/25/29	37,860	38,242,098
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350%	3.414(c)	03/25/29	11,730	11,908,680
Series 2016-HQA2, Class M2, 1 Month LIBOR + 2.250%	4.314(c)	11/25/28	11,090	11,343,056
Series 2016-HQA4, Class M2, 1 Month LIBOR + 1.300%	3.364(c)	04/25/29	30,250	30,643,537
Freddie Mac Structured Pass-Through Certificates,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%	2.913(c)	07/25/44	156	156,168
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200%	2.664(c)	02/25/45	16	16,309
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1A1, 144A, 1 Month LIBOR + 0.140%	2.204(c)	01/26/37	8,218	8,095,175
Series 2015-3R, Class 1A2, 144A, 1 Month LIBOR + 0.140%	2.204(c)	01/26/37	6,300	6,016,361
Series 2015-3R, Class 2A1, 144A, 1 Month LIBOR + 0.140%	2.204(c)	10/26/36	12,434	12,187,314
Series 2015-3R, Class 2A2, 144A, 1 Month LIBOR + 0.140%	2.204(c)	10/26/36	5,200	4,972,393

HarborView Mortgage Loan Trust, Series 2007-7, Class 2A1A, 1 Month LIBOR + 1.000%	3.064(c)	10/25/37	21,382	21,068,040
Impac CMB Trust, Series 2005-1, Class 1A1, 1 Month LIBOR + 0.520%	2.584(c)	04/25/35	2,175	2,071,519
IndyMac ARM Trust, Series 2001-H2, Class A1	2.784(cc)	01/25/32	2	2,348
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX4, Class 2A1, 1 Month LIBOR + 0.180%	2.244(c)	07/25/37	4,595	4,321,145
JPMorgan Alternative Loan Trust, Series 2006-A1, Class 4A1	3.630(cc)	03/25/36	203	188,655
JPMorgan Resecuritization Trust Series, Series 2015-2, Class 2A1, 144A, 1 Month LIBOR + 2.000%	4.092(c)	08/26/46	4,077	4,103,045

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
LSTAR Securities Investment Ltd.,
Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	4.092%(c)	05/01/22	50,522	$ 50,529,395
Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%	3.742(c)	11/01/22	26,258	26,383,243
Series 2017-9, Class A, 144A, 1 Month LIBOR + 1.550%	3.642(c)	12/01/22	8,539	8,504,761
LSTAR Securities Investment Trust,
Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%	3.842(c)	09/01/22	29,225	29,332,054
Series 2018-2, Class A1, 144A, 1 Month LIBOR + 1.500%	3.592(c)	04/01/23	99,834	99,899,987
MASTR Alternative Loan Trust,
Series 2004-04, Class 4A1	5.000	04/25/19	5	4,736
Series 2004-2, Class 4A1	5.000	02/25/19	3	2,879

Oaktown Re Ltd., Series 2018-1A, Class M1, 144A, 1 Month LIBOR + 1.550%	3.614(c)	07/25/28	15,300	15,300,000
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-2, Class M1, 1 Month LIBOR + 0.645%	2.709(c)	04/25/35	1,429	1,429,696
PNMAC GMSR Issuer Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	4.914(c)	02/25/23	24,890	25,180,003
Prime Mortgage Trust, Series 2004-CL1, Class 1A2, 1 Month LIBOR + 0.400%	2.464(c)	02/25/34	16	14,910
Radnor RE Ltd.,
Series 2018-1, Class M1, 144A, 1 Month LIBOR + 1.400%	3.464(c)	03/25/28	34,820	34,850,321
Series 2018-1, Class M2, 144A, 1 Month LIBOR + 2.700%	4.764(c)	03/25/28	18,290	18,429,811

RALI Trust, Series 2006-QA1, Class A21	4.686(cc)	01/25/36	885	760,553
Regal Trust IV, Series 1999-1, Class A, 144A, 11th District Cost of Funds Index (COFI Rate) + 1.500%	2.314(c)	09/29/31	18	16,729
RFMSI Trust, Series 2003-S9, Class A1	6.500	03/25/32	11	11,092
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	4.002(cc)	02/25/34	169	169,734
Series 2004-18, Class 3A1	4.151(cc)	12/25/34	13,889	13,567,068

Structured Asset Mortgage Investments Trust, Series 2002-AR3, Class A1, 1 Month LIBOR + 0.660%	2.742(c)	09/19/32	18	17,601

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	3.885%(cc)	07/25/32		1	$ 481
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2004-AR10, Class A3, 1 Month LIBOR + 0.550%	2.614(c)	07/25/44		3,289	3,290,206
Series 2004-AR8, Class A1, 1 Month LIBOR + 0.420%	2.484(c)	06/25/44		1,802	1,742,343
Series 2005-AR5, Class A6	3.889(cc)	05/25/35		1,646	1,656,842

Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	3.426(cc)	02/25/33		1	684
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR4, Class 2A2	3.993(cc)	04/25/35		276	278,197
Series 2006-AR10, Class 1A1	4.257(cc)	07/25/36		209	204,271
Series 2006-AR2, Class 2A1	3.863(cc)	03/25/36		97	98,955
Series 2006-AR6, Class 6A1	3.677(cc)	03/25/36		7,651	7,765,335

Total Residential Mortgage-Backed Securities (cost $994,987,298)					1,016,916,528
Sovereign Bonds 12.3%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500	10/11/22		6,000	5,763,900
Albania Government International Bond (Albania), Bonds	2.730(s)	08/31/25		68,992	46,964,659
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	2.260	12/31/38	EUR	17,020	12,190,124
Sr. Unsec’d. Notes	3.375	10/12/20	CHF	15,000	14,901,242
Sr. Unsec’d. Notes	4.625	01/11/23		43,675	39,242,424
Sr. Unsec’d. Notes	6.875	04/22/21		22,325	22,369,650
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	24,835	29,185,337
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	7,238	8,414,981
Sr. Unsec’d. Notes	8.280	12/31/33		8,545	8,171,559
Sr. Unsec’d. Notes	8.280	12/31/33		722	671,506
Unsec’d. Notes	5.000	01/15/27	EUR	6,650	6,823,563

Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		8,843	9,063,524
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		44,405	43,329,511
Gov’t. Gtd. Notes, 144A	5.333	02/15/28		4,488	4,379,301

Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875	04/01/21	EUR	21,200	25,810,463

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.375%	07/12/21		2,600	$ 2,662,400
Sr. Unsec’d. Notes	5.000	06/15/45		1,400	1,393,000
Sr. Unsec’d. Notes	7.375	03/18/19		64,000	65,760,000
Sr. Unsec’d. Notes	7.375	09/18/37		1,015	1,278,900
Sr. Unsec’d. Notes	8.375	02/15/27		900	1,026,000
Sr. Unsec’d. Notes	11.750	02/25/20		14,550	16,383,300

Costa Rica Government International Bond (Costa Rica), Bonds	4.370	05/22/19		14,780	14,763,404
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	6.375	03/24/21		800	852,000
Sr. Unsec’d. Notes	6.750	11/05/19		21,000	21,882,000

Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, EMTN	4.750	06/25/19	EUR	1,700	2,071,973
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	7.500	05/06/21		37,930	40,054,080
Sr. Unsec’d. Notes, 144A	5.500	01/27/25		6,000	6,019,500
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		6,400	6,464,000
Sr. Unsec’d. Notes, 144A	7.500	05/06/21		2,500	2,640,000
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A	4.750	04/16/26	EUR	17,125	19,617,395
Sr. Unsec’d. Notes, 144A	6.588	02/21/28		25,500	24,977,607
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	7,749,945
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	11,170,889

Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes, EMTN	2.240	09/14/18		6,050	6,013,422
Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950	02/15/26		33,908	41,151,089
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN	2.375	06/04/25		2,400	2,260,512
Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		12,400	11,679,312
Hellenic Republic Government Bond (Greece),
Bonds	3.000	02/24/23	EUR	1,282	1,502,897
Bonds	3.000	02/24/24	EUR	3,684	4,281,117
Bonds	3.000	02/24/25	EUR	5,215	6,035,302
Bonds	3.000	02/24/26	EUR	7,702	8,873,917
Bonds	3.000	02/24/27	EUR	15,107	17,049,817
Bonds	3.000	02/24/28	EUR	7,230	8,169,888
Bonds	3.000	02/24/29	EUR	4,569	5,110,235
Bonds	3.000	02/24/30	EUR	7,300	8,039,780
Bonds	3.000	02/24/31	EUR	5,468	5,896,416
Bonds	3.000	02/24/32	EUR	4,606	4,947,467

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hellenic Republic Government Bond (Greece), (cont’d.)
Bonds	3.000%	02/24/33	EUR	13,168	$ 13,922,221
Bonds	3.000	02/24/34	EUR	4,756	4,980,564
Bonds	3.000	02/24/35	EUR	4,080	4,249,263
Bonds	3.000	02/24/36	EUR	9,226	9,561,313
Bonds	3.000	02/24/37	EUR	5,910	6,091,658
Bonds	3.000	02/24/38	EUR	2,820	2,899,906
Bonds	3.000	02/24/39	EUR	4,435	4,562,281
Bonds	3.000	02/24/40	EUR	2,814	2,856,422
Bonds	3.000	02/24/41	EUR	4,509	4,593,609
Bonds	3.000	02/24/42	EUR	3,143	3,196,181
Bonds	8.878(cc)	10/15/42	EUR	3,028,015	12,980,546
Sr. Unsec’d Notes	3.500	01/30/23	EUR	49,812	59,456,602
Sr. Unsec’d. Notes	3.750	01/30/28	EUR	25,550	29,368,846
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	250	290,330
Sr. Unsec’d. Notes, 144A	4.750	04/17/19	EUR	12,000	14,398,372
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.000	03/11/19	EUR	4,130	4,975,887
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,000	228,387,918
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	14,700	19,309,534

Hong Kong Sukuk 2014 Ltd. (Hong Kong), Sr. Unsec’d. Notes	2.005	09/18/19		5,200	5,136,768
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		35,526	37,835,190
Sr. Unsec’d. Notes	5.375	03/25/24		6,790	7,296,534
Sr. Unsec’d. Notes	5.750	11/22/23		24,700	26,892,125
Sr. Unsec’d. Notes	6.000	01/11/19	EUR	1,795	2,156,254
Sr. Unsec’d. Notes	6.250	01/29/20		21,545	22,541,586
Sr. Unsec’d. Notes	6.375	03/29/21		218,634	234,484,965
Sr. Unsec’d. Notes	7.625	03/29/41		272	384,217
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	56,571	66,897,698
Sr. Unsec’d. Notes, EMTN	2.500	07/15/20	EUR	3,500	4,298,642
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	15,914	20,246,535
Sr. Unsec’d. Notes, 144A	3.375	07/30/25	EUR	6,800	8,651,278
Sr. Unsec’d. Notes, 144A	7.750	01/17/38		2,500	3,335,417
Sr. Unsec’d. Notes, 144A, MTN	2.150	07/18/24	EUR	1,750	2,084,456
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	17,000	20,872,799
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	87,100	108,508,340
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	29,251	38,394,546

Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, 144A	1.625	09/14/18		9,900	9,887,368

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	6.752%	03/09/23		9,216	$ 9,173,496
Unsec’d. Notes, 144A	5.800	01/15/28		2,750	2,591,094
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes	2.875	03/16/26		2,000	1,898,724
Sr. Unsec’d. Notes	3.150	06/30/23		10,000	9,868,260
Sr. Unsec’d. Notes	4.000	06/30/22		11,700	11,959,272
Sr. Unsec’d. Notes, EMTN	2.875	01/29/24	EUR	9,500	12,366,552

Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	7,375	8,838,220
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.500	07/21/21		53,800	51,205,875
Gov’t. Gtd. Notes	1.750	05/29/19		6,800	6,744,179
Gov’t. Gtd. Notes	1.875	04/20/21		4,165	4,024,698
Gov’t. Gtd. Notes	2.000	11/04/21		3,200	3,080,911
Gov’t. Gtd. Notes	2.125	06/01/20		5,000	4,925,045
Gov’t. Gtd. Notes	2.125	07/21/20		7,400	7,272,659
Gov’t. Gtd. Notes	2.125	11/16/20		14,400	14,082,292
Gov’t. Gtd. Notes	2.125	02/10/25		15,000	13,925,837
Gov’t. Gtd. Notes	2.250	02/24/20		9,200	9,106,314
Gov’t. Gtd. Notes	2.375	07/21/22		4,000	3,868,253
Gov’t. Gtd. Notes	2.375	11/16/22		650	627,010
Gov’t. Gtd. Notes	2.500	06/01/22		7,700	7,492,040
Gov’t. Gtd. Notes	3.375	07/31/23		2,800	2,810,566
Gov’t. Gtd. Notes, 3 Month LIBOR + 0.360%	2.715(c)	11/13/18		14,000	14,010,220
Japan Finance Organization for Municipalities (Japan),
Gov’t. Gtd. Notes	4.000	01/13/21		1,000	1,017,583
Sr. Unsec’d. Notes	4.000	01/13/21		710	722,484
Sr. Unsec’d. Notes, 144A, MTN	2.000	09/08/20		7,000	6,829,268
Sr. Unsec’d. Notes, 144A, MTN	2.125	04/13/21		15,090	14,635,268
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		21,000	19,675,769
Sr. Unsec’d. Notes, 144A, MTN	2.375	02/13/25		44,000	41,137,976
Sr. Unsec’d. Notes, 144A, MTN	2.500	09/12/18		7,000	6,996,850
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		8,600	8,372,627
Sr. Unsec’d. Notes, EMTN	2.125	04/13/21		9,076	8,802,495
Sr. Unsec’d. Notes, MTN	2.125	02/12/21		4,200	4,082,854
Sr. Unsec’d. Notes, MTN	2.500	09/12/18		21,000	20,990,550

Japan International Cooperation Agency (Japan), Gov’t. Gtd. Notes	1.875	11/13/19		13,300	13,105,541
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A	8.875	12/01/24		6,830	8,801,978
Sr. Unsec’d. Notes, MTN	1.625	01/15/20		5,000	4,920,400

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes	2.750%	01/12/20		6,100	$ 6,059,191
Sr. Unsec’d. Notes	5.250	06/16/21		18,500	19,499,370
Sr. Unsec’d. Notes, MTN	2.625	01/21/21	EUR	600	750,225
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes	6.125	03/09/21		37,400	40,055,400
Sr. Unsec’d. Notes	6.625	02/01/22		132,001	146,184,507
Sr. Unsec’d. Notes	7.375	02/11/20		43,395	46,228,737
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	1.875	02/23/22	EUR	3,000	3,657,125
Sr. Unsec’d. Notes	2.750	04/22/23	EUR	5,000	6,321,769
Sr. Unsec’d. Notes	4.600	02/10/48		21,575	19,816,637
Sr. Unsec’d. Notes, EMTN	2.375	04/09/21	EUR	4,000	4,956,051
Sr. Unsec’d. Notes, GMTN	5.500	02/17/20	EUR	30,493	38,634,165
Sr. Unsec’d. Notes, MTN	4.750	03/08/44		18,140	17,024,390
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25		3,700	3,688,900
Sr. Unsec’d. Notes	9.375	01/16/23		10,800	13,284,000

Parpublica-Participacoes Publicas SGPS SA (Portugal), Sr. Unsec’d. Notes, EMTN	3.750	07/05/21	EUR	1,000	1,278,800
Perusahaan Penerbit SBSN Indonesia II (Indonesia), Sr. Unsec’d. Notes	4.000	11/21/18		3,000	3,000,000
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750	03/01/30	EUR	3,650	5,115,327
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500	02/02/30		3,500	5,170,284
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN	5.125	10/15/24		370,656	386,469,668
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	11,790	16,416,001
Province of Alberta (Canada),
Sr. Unsec’d. Notes	2.200	07/26/22		7,290	7,012,892
Sr. Unsec’d. Notes	3.300	03/15/28		27,270	26,959,306

Province of Alberta Canada (Canada), Sr. Unsec’d. Notes	2.050	08/17/26		8,800	8,015,295
Province of British Columbia (Canada),
Bonds	7.250	09/01/36		2,030	3,042,062
Sr. Unsec’d. Notes	6.500	01/15/26		16,671	19,925,114
Province of Manitoba (Canada),
Debentures	9.250	04/01/20		1,195	1,308,402
Sr. Unsec’d. Notes	2.125	05/04/22		15,680	15,042,298
Sr. Unsec’d. Notes	2.125	06/22/26		2,700	2,459,200
Province of Nova Scotia (Canada),
Debentures	8.250	07/30/22		6,400	7,513,236
Debentures	8.750	04/01/22		1,990	2,333,548

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Province of Nova Scotia (Canada), (cont’d.)
Debentures	9.250%	03/01/20		81	$ 88,417

Province of Ontario (Canada), Sr. Unsec’d. Notes	2.250	05/18/22		23,795	22,969,104
Province of Quebec (Canada),
Debentures	7.125	02/09/24		1,600	1,894,725
Debentures	7.500	07/15/23		1,705	2,024,510
Sr. Unsec’d. Notes	7.500	09/15/29		15	20,564
Unsec’d. Notes, MTN	6.350	01/30/26		2,090	2,411,882
Unsec’d. Notes, MTN	7.140	02/27/26		6,050	7,304,894
Unsec’d. Notes, MTN	7.295	07/22/26		186	230,225
Unsec’d. Notes, MTN	7.365	03/06/26		82	102,420
Unsec’d. Notes, MTN	7.380	04/09/26		100	124,380
Unsec’d. Notes, MTN	7.485	03/02/26		11,700	14,661,059

Province of Saskatchewan (Canada), Debentures	8.500	07/15/22		6,055	7,164,562
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500	02/15/23		12,615	11,511,314
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		20,590	21,002,006
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes	6.400	01/20/40		1,950	2,361,177
Sr. Unsec’d. Notes	6.550	04/09/19		7,000	7,175,000
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		28,705	29,315,842
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes	—(p)	06/22/22	EUR	2,231	2,621,591
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap N/A, Floor 1.750%)	1.750(c)	03/04/20	EUR	7,500	9,005,736

Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes	7.750	01/17/38		3,000	4,002,501
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	6.875	09/27/23		111,178	122,402,753
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor 2.000%)	2.000(c)	06/15/20	EUR	73,570	87,585,791
Sr. Unsec’d. Notes, EMTN, Natixis France CNO Tec 10 Index + 0.000% (Cap N/A, Floor 2.967%)	3.000(c)	10/15/18	EUR	7,500	8,818,056
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	59,422	72,491,195
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap N/A, Floor 4.000%)	4.000(c)	05/06/19	EUR	15,000	18,031,116
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		13,511	14,324,188

Republic of Italy Government International Bond Strips Coupon (Italy), Sr. Unsec’d. Notes	3.518(s)	03/27/23		4,000	3,263,432

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes(a)	3.000%	03/17/23		10,000	$ 9,823,500
Sr. Unsec’d. Notes	5.000	03/23/22		29,643	31,266,429
Sr. Unsec’d. Notes, EMTN	3.250	05/15/19	CHF	27,000	28,067,565
Sr. Unsec’d. Notes, EMTN	4.200	04/15/20	EUR	109,790	137,937,826
Republic of South Africa Government International Bond (South Africa),
Notes, EMTN	3.800	09/07/21	JPY	1,600,000	15,244,609
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	600	751,689
Sr. Unsec’d. Notes	4.850	09/27/27		20,000	19,268,520
Sr. Unsec’d. Notes	5.875	09/16/25		11,600	12,091,376
Sr. Unsec’d. Notes	6.875	05/27/19		26,000	26,708,396

Republic of Trinidad & Tobago (Trinidad & Tobago),	3.750	06/27/30	JPY	11,000,000	107,317,265
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	5.125	06/15/48		5,000	5,027,600
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	7,767,838
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	19,865	24,071,080
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	24,520	29,711,698
Sr. Unsec’d. Notes, 144A, MTN	4.875	01/22/24		2,044	2,125,658
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		18,785	18,771,400
Sr. Unsec’d. Notes, MTN	2.375	10/26/21		1,000	961,740

Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	13,260	15,138,647
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A	7.250	09/28/21		2,800	3,062,500
Unsec’d. Notes	5.875	12/03/18		7,500	7,564,560

Slovakia Government International Bond (Slovakia(Slovak Republic)), Sr. Unsec’d. Notes	4.375	05/21/22		12,455	12,921,240
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	5.250	02/18/24		141,410	153,441,728
Sr. Unsec’d. Notes, 144A	5.250	02/18/24		94,918	102,994,003

Spain Government International Bond (Spain), Sr. Unsec’d. Notes, EMTN	5.010	11/21/44		7,800	7,794,852
State of Saxony-Anhalt (Germany), Sr. Unsec’d. Notes	1.375	10/15/19		20,000	19,639,640
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000	05/17/21		15,530	14,975,160
Sr. Unsec’d. Notes	2.125	05/20/19		12,600	12,524,967
Sr. Unsec’d. Notes	2.125	05/19/20		3,950	3,879,801
Sr. Unsec’d. Notes	2.500	06/08/22		2,000	1,935,470

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Tokyo Metropolitan Government (Japan), (cont’d.)
Sr. Unsec’d. Notes, 144A	2.000%	05/17/21		13,300	$ 12,824,831
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		3,600	3,483,846
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		6,200	6,170,736
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625	03/30/21		19,910	19,614,934
Sr. Unsec’d. Notes	7.000	06/05/20		14,590	14,823,440
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55		13,360	13,239,760
Sr. Unsec’d. Notes	7.000	06/28/19	EUR	500	613,590

Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes	4.646	07/06/21		3,260	3,367,743
Total Sovereign Bonds (cost $4,390,937,265)					4,318,064,616
U.S. Government Agency Obligations 1.7%
Fannie Mae Strips Interest	2.276(s)	11/15/26		100	75,840
Fannie Mae Strips Interest	2.461(s)	05/15/27		18,594	13,820,586
Fannie Mae Strips Interest	3.032(s)	11/15/29		237	160,451
Fannie Mae Strips Interest	3.041(s)	07/15/30		1,542	1,017,778
Fannie Mae Strips Interest	3.058(s)	05/15/30		1,613	1,072,066
Fannie Mae Strips Interest	3.067(s)	11/15/30		314	204,865
Fannie Mae Strips Interest	3.077(s)	07/15/29		4,091	2,801,723
Fannie Mae Strips Interest	3.088(s)	11/15/27		360	262,144
Fannie Mae Strips Principal, MTN	2.567(s)	10/08/27		2,275	1,662,428
Fannie Mae Strips Principal, MTN	2.874(s)	03/23/28		1,900	1,366,886
Fannie Mae Strips Principal	3.097(s)	01/15/30		2,597	1,745,873
Fannie Mae Strips Principal, MTN	3.212(s)	05/15/30		9,041	6,009,020
Fannie Mae Strips Principal	3.535(s)	07/15/37		2,295	1,160,471
Federal Farm Credit Banks, Bonds	3.000	01/14/30		541	516,768
Federal Home Loan Banks, Bonds	2.250	10/27/26		7,105	6,522,546
Federal Home Loan Mortgage Corp., MTN	2.550(s)	12/17/29		1,485	1,005,642
Federal Home Loan Mortgage Corp., MTN	2.559(s)	12/14/29		4,500	3,048,763
Federal Home Loan Mortgage Corp.	3.156(s)	12/11/25		34,748	27,424,961
Federal Home Loan Mortgage Corp.	4.500	09/01/39		1,077	1,128,460
Federal Home Loan Mortgage Corp.	5.000	01/01/39		98	104,527
Federal Home Loan Mortgage Corp.	5.000	07/01/40		179	190,051
Federal Home Loan Mortgage Corp.	5.500	06/01/31		3	2,779
Federal Home Loan Mortgage Corp.	5.500	10/01/33		388	428,082
Federal Home Loan Mortgage Corp.	5.500	07/01/34		5	5,667
Federal Home Loan Mortgage Corp.	6.000	10/01/32		19	21,156
Federal Home Loan Mortgage Corp.	6.000	12/01/32		13	14,364
Federal Home Loan Mortgage Corp.	6.000	02/01/33		14	14,865
Federal Home Loan Mortgage Corp.	6.000	11/01/33		133	145,952

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	6.000%	01/01/34	67	$ 73,347
Federal Home Loan Mortgage Corp.	6.000	11/01/36	6	6,104
Federal Home Loan Mortgage Corp.	6.000	12/01/36	2	2,604
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32	30,948	40,894,749
Federal Home Loan Mortgage Corp.	6.500	07/01/32	3	2,962
Federal Home Loan Mortgage Corp.	6.500	07/01/32	3	3,469
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	2,267
Federal Home Loan Mortgage Corp.	6.500	08/01/32	5	5,161
Federal Home Loan Mortgage Corp.	6.500	08/01/32	5	5,378
Federal Home Loan Mortgage Corp.	6.500	08/01/32	5	5,854
Federal Home Loan Mortgage Corp.	6.500	09/01/32	33	37,097
Federal Home Loan Mortgage Corp.	6.500	11/01/33	27	30,390
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31	52,373	70,653,691
Federal Home Loan Mortgage Corp.	7.000	09/01/32	32	32,578
Federal Home Loan Mortgage Corp.	8.500	08/01/24	2	2,528
Federal Home Loan Mortgage Corp.	8.500	10/01/24	1	810
Federal Home Loan Mortgage Corp.	8.500	11/01/24	1	1,353
Federal Judiciary Office Building Trust	2.104(s)	02/15/24	325	271,882
Federal National Mortgage Assoc.	1.361(s)	10/09/19	10,200	9,880,199
Federal National Mortgage Assoc.(k)	1.875	09/24/26	30,080	27,333,425
Federal National Mortgage Assoc.(k)	2.125	04/24/26	38,022	35,407,645
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400%	2.957(c)	09/01/40	16	15,771
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250%	3.201(c)	05/01/36	13	13,425
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.251%	3.248(c)	05/01/36	7	6,759
Federal National Mortgage Assoc.	3.440(cc)	01/01/20	1	685
Federal National Mortgage Assoc.	4.000	12/01/40	173	176,529
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco + 1.250%	4.488(c)	01/01/28	3	2,673
Federal National Mortgage Assoc.	4.500	01/01/25	90	93,452
Federal National Mortgage Assoc.	4.500	02/01/33	12	12,472
Federal National Mortgage Assoc.	4.500	08/01/33	7	7,075
Federal National Mortgage Assoc.	5.000	08/01/18	—(r)	458
Federal National Mortgage Assoc.	5.000	12/01/19	23	23,038
Federal National Mortgage Assoc.	5.000	03/01/34	873	933,551
Federal National Mortgage Assoc.	5.500	07/01/33	30	31,885
Federal National Mortgage Assoc.	5.500	08/01/33	1	685
Federal National Mortgage Assoc.	5.500	10/01/33	76	82,315
Federal National Mortgage Assoc.	5.500	11/01/33	11	11,842
Federal National Mortgage Assoc.	5.500	01/01/34	12	13,107
Federal National Mortgage Assoc.	5.500	04/01/34	7	7,294
Federal National Mortgage Assoc.	5.500	04/01/34	31	33,689
Federal National Mortgage Assoc.	5.500	04/01/34	101	109,269

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.500%	05/01/34	5	$ 5,448
Federal National Mortgage Assoc.	5.500	05/01/34	29	31,151
Federal National Mortgage Assoc.	5.500	05/01/34	79	84,343
Federal National Mortgage Assoc.	5.500	03/01/35	1,553	1,680,538
Federal National Mortgage Assoc.	6.000	09/01/32	—(r)	220
Federal National Mortgage Assoc.	6.000	11/01/32	5	5,608
Federal National Mortgage Assoc.	6.000	03/01/33	3	3,197
Federal National Mortgage Assoc.	6.000	10/01/33	5	5,977
Federal National Mortgage Assoc.	6.000	11/01/33	176	190,744
Federal National Mortgage Assoc.	6.000	02/01/34	188	206,133
Federal National Mortgage Assoc.	6.000	11/01/34	30	33,235
Federal National Mortgage Assoc.	6.000	11/01/34	60	65,328
Federal National Mortgage Assoc.	6.000	01/01/35	75	81,895
Federal National Mortgage Assoc.	6.000	04/01/36	1	1,623
Federal National Mortgage Assoc.	6.000	04/01/36	9	9,728
Federal National Mortgage Assoc.	6.000	04/01/36	13	14,523
Federal National Mortgage Assoc.	6.000	06/01/37	25	27,300
Federal National Mortgage Assoc.(k)	6.250	05/15/29	48,064	60,997,494
Federal National Mortgage Assoc.	6.500	09/01/21	5	5,791
Federal National Mortgage Assoc.	6.500	07/01/32	15	16,607
Federal National Mortgage Assoc.	6.500	08/01/32	15	15,991
Federal National Mortgage Assoc.	6.500	09/01/32	1	1,269
Federal National Mortgage Assoc.	6.500	09/01/32	46	50,031
Federal National Mortgage Assoc.	6.500	09/01/32	48	52,746
Federal National Mortgage Assoc.	6.500	09/01/32	75	82,850
Federal National Mortgage Assoc.	6.500	10/01/32	38	42,131
Federal National Mortgage Assoc.	6.500	04/01/33	63	70,007
Federal National Mortgage Assoc.	6.500	11/01/33	10	11,296
Federal National Mortgage Assoc.(k)	6.625	11/15/30	56,874	75,777,723
Federal National Mortgage Assoc.	7.000	03/01/32	1	1,108
Federal National Mortgage Assoc.	7.000	05/01/32	28	30,146
Federal National Mortgage Assoc.	7.000	06/01/32	9	9,635
Federal National Mortgage Assoc.(k)	7.125	01/15/30	7,255	9,877,436
Freddie Mac Strips Coupon	2.875(s)	01/15/21	15,779	14,677,282
Freddie Mac Strips Coupon	2.881(s)	03/15/21	9,253	8,564,741
Freddie Mac Strips Coupon	2.910(s)	07/15/21	8,500	7,784,086
Freddie Mac Strips Interest, Bonds	2.095(s)	09/15/25	3,849	3,062,482
Freddie Mac Strips Interest	2.692(s)	03/15/30	200	133,851
Freddie Mac Strips Interest	2.963(s)	01/15/22	1,463	1,317,031
Freddie Mac Strips Interest	2.977(s)	07/15/22	1,461	1,294,933
Freddie Mac Strips Interest	3.226(s)	01/15/32	1,526	956,061
Freddie Mac Strips Interest	3.248(s)	07/15/32	1,550	954,370
Freddie Mac Strips Principal	2.884(s)	07/15/32	2,809	1,729,565
Government National Mortgage Assoc.	3.000	01/15/45	189	184,240
Government National Mortgage Assoc.	3.000	03/15/45	45	44,015

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	3.000%	03/15/45	382	$ 373,624
Government National Mortgage Assoc.	3.500	10/15/40	379	380,634
Government National Mortgage Assoc.	4.500	02/20/41	3,080	3,244,213
Government National Mortgage Assoc.	5.000	08/20/39	939	1,004,129
Government National Mortgage Assoc.	5.500	08/15/33	13	13,767
Government National Mortgage Assoc.	6.000	01/15/33	23	24,919
Government National Mortgage Assoc.	6.000	03/15/33	8	8,400
Government National Mortgage Assoc.	6.000	05/15/33	9	10,298
Government National Mortgage Assoc.	6.000	06/15/33	7	7,416
Government National Mortgage Assoc.	6.000	12/15/33	17	18,115
Government National Mortgage Assoc.	6.500	09/15/32	56	61,067
Government National Mortgage Assoc.	6.500	09/15/32	94	103,364
Government National Mortgage Assoc.	6.500	11/15/33	57	62,475
Government National Mortgage Assoc.	6.500	11/15/33	150	164,245
Government National Mortgage Assoc.	6.500	07/15/38	2	1,927
Government National Mortgage Assoc.	8.000	08/20/31	—(r)	211
Government National Mortgage Assoc.	8.500	06/15/30	—(r)	228
Government National Mortgage Assoc.	8.500	08/20/30	3	3,511
Hashemite Kingdom of Jordan Government AID Bond, Gov’t. Gtd. Notes	3.000	06/30/25	4,962	4,932,667
Israel Government AID Bond, Gov’t. Gtd. Notes	2.240(s)	02/15/26	514	398,479
Israel Government AID Bond, Gov’t. Gtd. Notes	2.247(s)	11/15/26	3,325	2,513,322
Israel Government AID Bond, Gov’t. Gtd. Notes	2.360(s)	11/01/23	2,205	1,867,536
Israel Government AID Bond, Gov’t. Gtd. Notes	2.437(s)	08/15/27	6,365	4,682,437
Israel Government AID Bond, Gov’t. Gtd. Notes	3.028(s)	02/15/21	1,500	1,389,144
Israel Government AID Bond, Gov’t. Gtd. Notes	3.142(s)	11/01/24	776	635,184
Israel Government AID Bond, Gov’t. Gtd. Notes	3.142(s)	11/01/24	1,000	818,536
Israel Government AID Bond, Gov’t. Gtd. Notes	5.500	12/04/23	9,290	10,392,879
Israel Government AID Bond, Gov’t. Gtd. Notes	5.500	09/18/33	10,938	13,655,785
National Archives Facility Trust, Gov’t. Gtd. Notes	8.500	09/01/19	1,227	1,267,157
New Valley Generation I, Pass-Through Certificates	7.299	03/15/19	637	652,104
New Valley Generation II, Pass-Through Certificates	5.572	05/01/20	376	381,804
New Valley Generation IV, Pass-Through Certificates	4.687	01/15/22	567	582,045
New Valley Generation V, Pass-Through Certificates	4.929	01/15/21	916	943,527
Overseas Private Investment Corp., Gov’t. Gtd. Notes	0.000(s)	07/17/25	26,664	26,268,485
Overseas Private Investment Corp., Gov’t. Gtd. Notes	0.000(s)	04/09/26	3,000	3,100,585
Overseas Private Investment Corp., Gov’t. Gtd. Notes	2.090	05/15/28	2,921	2,750,575
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.000	10/05/34	7,000	6,711,130
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.190	10/05/34	3,000	2,924,814
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.490	12/20/29	174	173,566
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.820	12/20/32	113	114,454
Residual Funding Corp. Strip Principal, Sr. Unsec’d. Notes	1.716(s)	07/15/20	6,495	6,151,940
Residual Funding Corp. Strip Principal, Bonds	1.727(s)	10/15/20	15,309	14,387,674
Residual Funding Corp. Strips Interest, Bonds	2.516(s)	10/15/27	755	558,316

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Residual Funding Corp., Strips Interest, Bonds	2.840%(s)	04/15/27	8,558	$ 6,449,711
Residual Funding Corp., Strips Interest, Bonds	2.886(s)	07/15/27	6,838	5,111,751
Residual Funding Corp., Strips Interest, Bonds	3.000(s)	01/15/30	452	305,624
Residual Funding Corp., Strips Interest, Bonds	3.048(s)	01/15/27	18,505	14,059,973
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27	5,675	5,497,838
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36	90	117,497
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.235	07/15/45	1,022	1,087,296
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750	11/01/25	2,459	3,017,985
Tennessee Valley Authority Strip Principal, Bonds	2.846(s)	11/01/25	110	86,606
Tennessee Valley Authority Strip Principal, Bonds	2.964(s)	05/01/30	15,573	10,070,943
Tennessee Valley Authority Strips Interest, Bonds	1.901(s)	07/15/20	300	283,236
Tennessee Valley Authority Strips Interest, Bonds	2.351(s)	09/15/27	2,037	1,474,331
Tennessee Valley Authority Strips Interest, Bonds	2.716(s)	06/15/29	1,400	943,245
U.S. Department of Housing & Urban Development, Gov’t. Gtd. Notes	5.450	08/01/19	978	993,431
Total U.S. Government Agency Obligations (cost $647,088,993)				611,592,245
U.S. Treasury Obligations 3.8%
U.S. Treasury Bonds(k)	2.750	08/15/47	40,000	37,431,250
U.S. Treasury Bonds(h)	2.750	11/15/47	22,000	20,581,172
U.S. Treasury Bonds(h)(k)	2.875	08/15/45	8,905	8,563,062
U.S. Treasury Bonds(a)(h)(k)	3.000	02/15/48	211,195	207,771,331
U.S. Treasury Bonds	3.125	05/15/48	11,150	11,240,594
U.S. Treasury Notes	1.625	08/31/22	30,000	28,619,531
U.S. Treasury Notes(k)	1.625	05/31/23	9,055	8,558,036
U.S. Treasury Notes(h)(k)	1.625	02/15/26	45,140	41,137,351
U.S. Treasury Notes(k)	1.750	05/15/23	22,750	21,640,938
U.S. Treasury Notes(a)(k)	2.125	11/30/23	79,606	76,679,858
U.S. Treasury Notes(h)(k)	2.125	05/15/25	62,975	59,875,449
U.S. Treasury Notes	2.250	11/15/24	30,000	28,859,766
U.S. Treasury Notes	2.375	08/15/24	25,000	24,269,531
U.S. Treasury Notes(h)	2.500	06/30/20	1,160	1,156,330
U.S. Treasury Notes(a)(k)	2.500	05/15/24	120,580	118,055,356
U.S. Treasury Notes	2.625	07/31/20	7,420	7,413,334
U.S. Treasury Notes	2.625	07/15/21	13,510	13,456,171
U.S. Treasury Notes(a)(k)	2.625	06/30/23	105,895	104,811,230
U.S. Treasury Notes	2.750	07/31/23	138,220	137,582,891
U.S. Treasury Notes	2.875	07/31/25	28,565	28,469,039
U.S. Treasury Notes(a)(h)(k)	2.875	05/15/28	201,960	200,413,744
U.S. Treasury Strips Coupon(k)	1.970(s)	02/15/32	40,000	26,268,452
U.S. Treasury Strips Coupon(k)	2.143(s)	11/15/28	17,440	12,734,662
U.S. Treasury Strips Coupon(h)(k)	2.174(s)	05/15/29	42,370	30,423,706
U.S. Treasury Strips Coupon(k)	2.618(s)	11/15/26	42,700	33,293,445

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon(h)(k)	2.783%(s)	08/15/29	13,800	$ 9,830,185
U.S. Treasury Strips Coupon(k)	2.878(s)	05/15/31	13,800	9,283,034
U.S. Treasury Strips Coupon(k)	3.042(s)	11/15/35	27,600	16,086,722
U.S. Treasury Strips Coupon(h)(k)	3.202(s)	08/15/40	27,600	13,868,198
Total U.S. Treasury Obligations (cost $1,366,768,039)				1,338,374,368

	Shares
Common Stock 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)* (cost $2,959,837)	146,034		2,128,458
Preferred Stocks 0.0%
Banks 0.0%
Citigroup Capital XIII 8.709% (Capital Security, fixed to floating preferred)	22,000		592,240
Capital Markets 0.0%
State Street Corp. 5.350%(a)	315,000		8,215,200
Total Preferred Stocks (cost $8,425,000)				8,807,440

Total Long-Term Investments (cost $34,496,711,700)				33,932,102,140

Short-Term Investments 11.8%
Affiliated Mutual Funds 11.6%
PGIM Core Short-Term Bond Fund(w)		45,075,817	417,852,827
PGIM Core Ultra Short Bond Fund(w)		1,398,834,643	1,398,834,643
PGIM Institutional Money Market Fund (cost $2,263,153,564; includes $2,259,416,207 of cash collateral for securities on loan)(b)(w)		2,263,076,712	2,263,303,020
Total Affiliated Mutual Funds (cost $4,081,932,784)				4,079,990,490

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Paper 0.2%
Ford Motor Credit Co. LLC 144A (cost $77,102,729)	3.201%(s)	04/09/19	78,800	$ 77,293,029
Options Purchased*~ 0.0%
(cost $1,940,368)				2,195,473

Total Short-Term Investments (cost $4,160,975,881)				4,159,478,992
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 108.5% (cost $38,657,687,581)				38,091,581,132
Options Written*~ (0.0)%
(premiums received $8,568,503)				(7,441,182)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 108.5% (cost $38,649,119,078)				38,084,139,950
Liabilities in excess of other assets(z) (8.5)%				(2,978,730,926)

Net Assets 100.0%				$35,105,409,024

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $407,083,213 and 1.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,215,920,910; cash collateral of $2,259,416,207 (including in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of July 31, 2018.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts and unfunded loan commitment held at reporting period end, with the exception of options which are included in total investments, net of written options, at market value:
Unfunded loan commitment outstanding at July 31, 2018
Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
Nidda Healthcare Holding AG (Germany), Facility C-GBP, 4.500%, Exp. Date 12/31/18 (cost $22,358,532)	GBP 16,618	$21,566,606	$—	$(791,926)

Options Purchased:

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%		—		447,480	$10,537
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%		—		452,765	10,644
Total OTC Traded (cost $900,298)									$21,181

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.30.V1, 06/20/23	Call	Deutsche Bank AG	09/19/18	$107.50	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		325,000	$ 351,674
CDX.NA.HY.30.V1, 06/20/23	Call	Goldman Sachs & Co.	12/19/18	$107.00	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		163,100	482,192
10- Year Interest Rate Swap, 01/11/29	Put	Morgan Stanley	01/09/19	0.61%	6 Month JPY LIBOR(S)	0.61%(S)	JPY	10,000,000	102,456
10- Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27	1.25%	6 Month JPY LIBOR(S)	1.25%(S)	JPY	4,350,000	1,237,970
Total OTC Swaptions (cost $1,040,070)									$2,174,292
Total Options Purchased (cost $1,940,368)									$2,195,473

Options Written:

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Hellenic Republic, 3.50%, 01/30/2023^	Put	Deutsche Bank AG	10/19/18	99.00	—	EUR	20,000	$(1,062)

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	04/08/19	$66.00	—	36,280	$ (321,942)
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	01/29/21	$76.00	—	50,000	(2,569,835)
Total OTC Traded (premiums received $1,778,253)							$(2,892,839)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10- Year Interest Rate Swap, 01/11/29	Put	Morgan Stanley	01/09/19	0.86%	0.86%(S)	6 Month JPY LIBOR(S)	JPY	10,000,000	$ (44,286)
10- Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27	1.25%	1.25%(S)	6 Month JPY LIBOR(S)	JPY	4,350,000	(1,237,970)
CDX.NA.HY.30.V1, 06/20/23	Put	Bank of America	08/15/18	$100.00	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		300,000	(8,717)
CDX.NA.HY.30.V1, 06/20/23	Put	Deutsche Bank AG	09/19/18	$100.50	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		162,500	(121,183)
CDX.NA.HY.30.V1, 06/20/23	Put	BNP Paribas	10/17/18	$101.00	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		163,000	(280,717)
CDX.NA.HY.30.V1, 06/20/23	Put	Goldman Sachs & Co.	12/19/18	$100.50	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		163,100	(664,863)
iTraxx.EUR.28.V1, 12/20/22^	Put	Goldman Sachs & Co.	01/16/19	110.00	1.00%(Q)	iTraxx.EUR. 28.V1(Q)	EUR	500,000	(351,645)
iTraxx.EUR.28.V1, 12/20/22^	Put	Goldman Sachs & Co.	01/16/19	110.00	1.00%(Q)	iTraxx.EUR. 28.V1(Q)	EUR	1,000,000	(703,291)
iTraxx.XO.29.V1, 06/20/23	Put	Goldman Sachs & Co.	08/15/18	375.00	5.00%(Q)	iTraxx.XO. 29.V1(Q)	EUR	350,000	(103,996)
iTraxx.XO.29.V1, 06/20/23	Put	Citigroup Global Markets	12/19/18	425.00	5.00%(Q)	iTraxx.XO. 29.V1(Q)	EUR	250,000	(1,031,675)
Total OTC Swaptions (premiums received $6,790,250)									$(4,548,343)
Total Options Written (premiums received $8,568,503)									$(7,441,182)

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Futures contracts outstanding at July 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
6,840	90 Day Euro Dollar	Dec. 2020	$ 1,657,503,000	$ (2,253,527)
104,184	5 Year U.S. Treasury Notes	Sep. 2018	11,785,815,000	20,764,477
69,602	10 Year U.S. Treasury Notes	Sep. 2018	8,312,001,344	(9,486,914)
2,860	20 Year U.S. Treasury Bonds	Sep. 2018	408,890,625	120,166
25,151	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	3,946,349,094	67,146,745
				76,290,947
Short Positions:
6,840	90 Day Euro Dollar	Dec. 2021	1,657,845,000	1,051,648
20,275	2 Year U.S. Treasury Notes	Sep. 2018	4,285,628,125	6,117,770
				7,169,418
				$83,460,365
Cash of $4,528,000 and securities with a combined market value of $234,745,023 have been segregated with JPMorgan Chase to cover requirements for open futures contracts at July 31, 2018.
Forward foreign currency exchange contracts outstanding at July 31, 2018:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/18	Bank of America	AUD	40,600	$ 30,090,001	$ 30,173,491	$ 83,490	$ —
Expiring 10/16/18	Bank of America	AUD	13,565	10,116,981	10,081,366	—	(35,615)
Expiring 10/16/18	Citigroup Global Markets	AUD	26,594	19,702,001	19,764,587	62,586	—
Expiring 10/16/18	Morgan Stanley	AUD	30,524	22,638,001	22,685,417	47,416	—
Expiring 10/16/18	Morgan Stanley	AUD	12,903	9,536,001	9,589,341	53,340	—
Brazilian Real,
Expiring 08/02/18	Barclays Capital Group	BRL	29,233	7,500,000	7,788,746	288,746	—
Expiring 08/02/18	Citigroup Global Markets	BRL	136,161	35,468,805	36,277,728	808,923	—

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/02/18	Citigroup Global Markets	BRL	67,934	$ 17,558,050	$ 18,099,766	$ 541,716	$ —
Expiring 08/02/18	Citigroup Global Markets	BRL	36,612	9,460,999	9,754,663	293,664	—
Expiring 08/02/18	Citigroup Global Markets	BRL	22,698	6,000,000	6,047,478	47,478	—
Expiring 08/02/18	Goldman Sachs & Co.	BRL	144,830	38,791,906	38,587,265	—	(204,641)
Expiring 08/02/18	Morgan Stanley	BRL	184,218	48,631,942	49,081,554	449,612	—
Expiring 10/02/18	Citigroup Global Markets	BRL	108,312	28,662,097	28,664,466	2,369	—
Expiring 10/02/18	Citigroup Global Markets	BRL	27,427	7,314,000	7,258,578	—	(55,422)
Expiring 02/25/19	Citigroup Global Markets	BRL	112,709	33,365,601	29,413,047	—	(3,952,554)
Canadian Dollar,
Expiring 10/16/18	Bank of America	CAD	102,319	78,164,559	78,762,162	597,603	—
Expiring 10/16/18	JPMorgan Chase	CAD	33,005	25,102,000	25,405,911	303,911	—
Expiring 10/16/18	JPMorgan Chase	CAD	20,836	15,947,000	16,038,614	91,614	—
Expiring 10/16/18	Morgan Stanley	CAD	31,352	24,113,000	24,133,513	20,513	—
Expiring 10/16/18	Morgan Stanley	CAD	19,883	15,172,000	15,305,003	133,003	—
Chilean Peso,
Expiring 09/27/18	Barclays Capital Group	CLP	5,885,799	9,019,000	9,235,278	216,278	—
Expiring 09/27/18	BNP Paribas	CLP	18,464,831	28,313,126	28,972,759	659,633	—
Expiring 09/27/18	BNP Paribas	CLP	4,606,476	6,990,100	7,227,920	237,820	—

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 09/27/18	Citigroup Global Markets	CLP	24,847,489	$ 38,373,505	$ 38,987,649	$ 614,144	$ —
Expiring 09/27/18	Citigroup Global Markets	CLP	9,413,347	14,381,402	14,770,275	388,873	—
Expiring 09/27/18	Citigroup Global Markets	CLP	7,987,976	12,317,248	12,533,758	216,510	—
Expiring 09/27/18	Morgan Stanley	CLP	4,860,668	7,422,000	7,626,767	204,767	—
Colombian Peso,
Expiring 09/12/18	Morgan Stanley	COP	28,169,141	9,737,000	9,727,030	—	(9,970)
Czech Koruna,
Expiring 10/26/18	Bank of America	CZK	146,272	6,637,253	6,709,936	72,683	—
Euro,
Expiring 10/26/18	Goldman Sachs & Co.	EUR	31,709	37,310,169	37,327,633	17,464	—
Expiring 10/26/18	JPMorgan Chase	EUR	40,674	47,731,737	47,882,264	150,527	—
Expiring 10/26/18	JPMorgan Chase	EUR	6,519	7,685,000	7,674,776	—	(10,224)
Expiring 10/26/18	Morgan Stanley	EUR	33,231	39,166,000	39,119,971	—	(46,029)
Expiring 10/26/18	Toronto Dominion	EUR	26,604	31,357,000	31,318,365	—	(38,635)
Expiring 02/25/19	Citigroup Global Markets	EUR	6,575	7,788,745	7,824,104	35,359	—
Indian Rupee,
Expiring 10/15/18	Citigroup Global Markets	INR	7,725,553	110,933,978	111,603,550	669,572	—
Expiring 10/15/18	Deutsche Bank AG	INR	5,201,699	75,071,429	75,143,889	72,460	—
Expiring 10/15/18	JPMorgan Chase	INR	10,561,026	152,340,800	152,564,866	224,066	—

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 09/24/18	Barclays Capital Group	IDR	420,683,835	$ 29,646,500	$ 28,979,647	$ —	$ (666,853)
Expiring 09/24/18	Barclays Capital Group	IDR	419,537,727	29,169,000	28,900,695	—	(268,305)
Expiring 09/24/18	Barclays Capital Group	IDR	399,017,272	27,602,000	27,487,103	—	(114,897)
Expiring 09/24/18	Barclays Capital Group	IDR	325,724,437	22,646,488	22,438,179	—	(208,309)
Expiring 09/24/18	Barclays Capital Group	IDR	218,367,000	15,000,000	15,042,648	42,648	—
Expiring 09/24/18	Barclays Capital Group	IDR	123,756,677	8,493,938	8,525,226	31,288	—
Expiring 09/24/18	Citigroup Global Markets	IDR	454,377,990	31,218,000	31,300,737	82,737	—
Expiring 09/24/18	Citigroup Global Markets	IDR	224,019,285	15,305,000	15,432,016	127,016	—
Expiring 09/24/18	Citigroup Global Markets	IDR	129,203,792	8,852,000	8,900,462	48,462	—
Expiring 09/24/18	Deutsche Bank AG	IDR	3,146,680,517	217,763,358	216,765,381	—	(997,977)
Expiring 09/24/18	JPMorgan Chase	IDR	444,813,544	30,907,000	30,641,871	—	(265,129)
Expiring 09/24/18	JPMorgan Chase	IDR	319,702,004	22,324,000	22,023,312	—	(300,688)
Expiring 09/24/18	Morgan Stanley	IDR	188,800,311	13,027,000	13,005,887	—	(21,113)
Israeli Shekel,
Expiring 10/29/18	JPMorgan Chase	ILS	27,457	7,548,000	7,524,900	—	(23,100)
Japanese Yen,
Expiring 10/26/18	Citigroup Global Markets	JPY	1,148,773	10,414,000	10,336,977	—	(77,023)

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/26/18	Morgan Stanley	JPY	5,487,803	$ 49,575,000	$ 49,380,791	$ —	$ (194,209)
Mexican Peso,
Expiring 09/21/18	Citigroup Global Markets	MXN	1,016,049	50,296,971	54,042,229	3,745,258	—
Expiring 09/21/18	JPMorgan Chase	MXN	248,465	12,211,000	13,215,520	1,004,520	—
Expiring 09/21/18	JPMorgan Chase	MXN	214,887	10,416,000	11,429,534	1,013,534	—
Expiring 09/21/18	JPMorgan Chase	MXN	168,890	8,275,000	8,983,001	708,001	—
Expiring 09/21/18	Morgan Stanley	MXN	942,973	45,314,316	50,155,401	4,841,085	—
Expiring 01/29/19	UBS AG	MXN	430,334	21,772,000	22,397,434	625,434	—
Expiring 01/29/19	UBS AG	MXN	392,178	19,828,000	20,411,521	583,521	—
New Taiwanese Dollar,
Expiring 10/11/18	Barclays Capital Group	TWD	2,487,759	82,021,696	81,624,307	—	(397,389)
Expiring 10/11/18	Morgan Stanley	TWD	269,162	8,854,000	8,831,293	—	(22,707)
New Zealand Dollar,
Expiring 10/16/18	Bank of America	NZD	26,967	18,334,000	18,381,344	47,344	—
Expiring 10/16/18	Goldman Sachs & Co.	NZD	40,132	27,417,948	27,354,766	—	(63,182)
Expiring 10/16/18	JPMorgan Chase	NZD	13,348	9,053,000	9,098,593	45,593	—
Expiring 10/16/18	JPMorgan Chase	NZD	13,288	9,027,000	9,057,771	30,771	—
Expiring 10/16/18	Morgan Stanley	NZD	18,326	12,327,000	12,491,246	164,246	—
Expiring 10/16/18	Morgan Stanley	NZD	16,416	11,143,000	11,189,467	46,467	—
Norwegian Krone,
Expiring 10/26/18	Morgan Stanley	NOK	83,554	10,245,000	10,278,767	33,767	—

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol,
Expiring 09/27/18	Barclays Capital Group	PEN	35,524	$ 10,781,000	$ 10,829,313	$ 48,313	$ —
Expiring 09/27/18	BNP Paribas	PEN	36,540	11,142,000	11,138,944	—	(3,056)
Expiring 09/27/18	Citigroup Global Markets	PEN	50,558	15,329,330	15,412,044	82,714	—
Expiring 09/27/18	Citigroup Global Markets	PEN	36,846	11,179,000	11,232,163	53,163	—
Expiring 09/27/18	JPMorgan Chase	PEN	94,716	28,929,000	28,873,445	—	(55,555)
Philippine Peso,
Expiring 09/17/18	Barclays Capital Group	PHP	808,582	15,028,000	15,191,770	163,770	—
Expiring 09/17/18	Barclays Capital Group	PHP	417,804	7,776,000	7,849,783	73,783	—
Expiring 09/17/18	Citigroup Global Markets	PHP	523,205	9,725,000	9,830,066	105,066	—
Expiring 09/17/18	Citigroup Global Markets	PHP	142,249	2,646,000	2,672,598	26,598	—
Expiring 09/17/18	Morgan Stanley	PHP	567,729	10,533,000	10,666,585	133,585	—
Expiring 09/17/18	Morgan Stanley	PHP	338,329	6,270,000	6,356,588	86,588	—
Polish Zloty,
Expiring 10/26/18	Toronto Dominion	PLN	51,015	13,972,000	13,978,999	6,999	—
Russian Ruble,
Expiring 10/12/18	Barclays Capital Group	RUB	4,090,734	64,727,320	64,978,332	251,012	—
Expiring 10/12/18	Barclays Capital Group	RUB	1,775,652	28,413,133	28,204,938	—	(208,195)

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 10/12/18	Barclays Capital Group	RUB	672,949	$ 10,731,000	$ 10,689,297	$ —	$ (41,703)
Expiring 10/12/18	Morgan Stanley	RUB	4,090,734	64,800,119	64,978,332	178,213	—
Singapore Dollar,
Expiring 08/10/18	Bank of America	SGD	20,788	15,232,000	15,272,833	40,833	—
Expiring 08/10/18	Barclays Capital Group	SGD	89,617	66,038,573	65,840,947	—	(197,626)
Expiring 08/10/18	Citigroup Global Markets	SGD	34,413	25,331,000	25,283,241	—	(47,759)
Expiring 08/10/18	Citigroup Global Markets	SGD	16,225	11,974,000	11,920,370	—	(53,630)
Expiring 08/10/18	Morgan Stanley	SGD	41,246	30,213,000	30,303,471	90,471	—
Expiring 08/10/18	Morgan Stanley	SGD	12,405	9,099,000	9,113,966	14,966	—
Expiring 08/10/18	Toronto Dominion	SGD	11,727	8,616,000	8,615,986	—	(14)
Expiring 08/10/18	UBS AG	SGD	196,689	147,210,290	144,506,080	—	(2,704,210)
South African Rand,
Expiring 09/11/18	Barclays Capital Group	ZAR	1,292,840	94,599,897	97,628,988	3,029,091	—
Expiring 09/11/18	Citigroup Global Markets	ZAR	112,795	8,280,000	8,517,749	237,749	—
Expiring 09/11/18	JPMorgan Chase	ZAR	264,715	19,764,300	19,989,998	225,698	—
Expiring 09/11/18	JPMorgan Chase	ZAR	227,577	17,212,000	17,185,473	—	(26,527)
Expiring 09/11/18	JPMorgan Chase	ZAR	210,413	16,018,992	15,889,340	—	(129,652)
Expiring 09/11/18	JPMorgan Chase	ZAR	145,523	10,518,000	10,989,201	471,201	—
Expiring 09/11/18	Morgan Stanley	ZAR	179,719	13,246,000	13,571,486	325,486	—

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 08/08/18	Barclays Capital Group	KRW	10,150,482	$ 9,103,000	$ 9,075,495	$ —	$ (27,505)
Expiring 08/08/18	Citigroup Global Markets	KRW	22,096,800	19,769,000	19,756,638	—	(12,362)
Expiring 08/08/18	Citigroup Global Markets	KRW	11,389,886	10,251,000	10,183,640	—	(67,360)
Expiring 08/08/18	JPMorgan Chase	KRW	64,078,520	59,746,871	57,292,284	—	(2,454,587)
Expiring 08/08/18	JPMorgan Chase	KRW	13,957,259	12,523,000	12,479,116	—	(43,884)
Expiring 08/08/18	Morgan Stanley	KRW	10,148,453	9,049,000	9,073,682	24,682	—
Expiring 10/19/18	Barclays Capital Group	KRW	13,978,059	12,542,000	12,521,783	—	(20,217)
Expiring 10/19/18	Barclays Capital Group	KRW	13,506,717	12,022,000	12,099,547	77,547	—
Expiring 10/19/18	Citigroup Global Markets	KRW	11,561,116	10,213,000	10,356,644	143,644	—
Expiring 10/19/18	JPMorgan Chase	KRW	22,233,042	19,677,000	19,916,737	239,737	—
Expiring 10/19/18	JPMorgan Chase	KRW	16,291,383	14,630,000	14,594,098	—	(35,902)
Expiring 10/19/18	JPMorgan Chase	KRW	8,877,391	7,965,000	7,952,518	—	(12,482)
Expiring 10/19/18	Morgan Stanley	KRW	11,309,980	10,100,000	10,131,672	31,672	—
Swedish Krona,
Expiring 10/26/18	Toronto Dominion	SEK	146,666	16,753,000	16,794,390	41,390	—
Swiss Franc,
Expiring 10/26/18	Bank of America	CHF	14,402	14,591,000	14,659,537	68,537	—
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	2,025,449	63,613,336	60,893,320	—	(2,720,016)

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 08/10/18	Citigroup Global Markets	THB	1,379,280	$ 41,708,900	$ 41,466,831	$ —	$ (242,069)
Expiring 08/10/18	Citigroup Global Markets	THB	541,875	16,411,000	16,290,987	—	(120,013)
Expiring 08/10/18	Citigroup Global Markets	THB	526,341	15,980,000	15,823,984	—	(156,016)
Expiring 08/10/18	Citigroup Global Markets	THB	512,410	15,529,000	15,405,166	—	(123,834)
Expiring 08/10/18	Citigroup Global Markets	THB	458,575	13,835,000	13,786,649	—	(48,351)
Expiring 08/10/18	Citigroup Global Markets	THB	419,617	12,746,000	12,615,427	—	(130,573)
Expiring 08/10/18	Citigroup Global Markets	THB	360,696	10,884,000	10,843,999	—	(40,001)
Expiring 08/10/18	Citigroup Global Markets	THB	323,694	9,851,000	9,731,574	—	(119,426)
Turkish Lira,
Expiring 09/11/18	Barclays Capital Group	TRY	112,113	23,649,975	22,330,512	—	(1,319,463)
Expiring 09/11/18	Barclays Capital Group	TRY	111,687	23,649,974	22,245,721	—	(1,404,253)
Expiring 09/11/18	Barclays Capital Group	TRY	3,947	847,885	786,141	—	(61,744)
Expiring 09/11/18	Citigroup Global Markets	TRY	65,281	13,765,000	13,002,708	—	(762,292)
Expiring 09/11/18	Citigroup Global Markets	TRY	51,370	10,629,000	10,231,889	—	(397,111)

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/11/18	Citigroup Global Markets	TRY	31,849	$ 6,482,000	$ 6,343,670	$ —	$ (138,330)
Expiring 09/11/18	JPMorgan Chase	TRY	60,602	12,372,000	12,070,657	—	(301,343)
Expiring 09/11/18	JPMorgan Chase	TRY	56,889	11,784,000	11,331,014	—	(452,986)
Expiring 09/11/18	JPMorgan Chase	TRY	38,434	7,994,000	7,655,226	—	(338,774)
Expiring 09/11/18	JPMorgan Chase	TRY	31,262	6,375,000	6,226,760	—	(148,240)
Expiring 09/11/18	JPMorgan Chase	TRY	30,130	6,137,000	6,001,176	—	(135,824)
Expiring 09/11/18	Morgan Stanley	TRY	34,958	7,127,000	6,962,863	—	(164,137)
Expiring 09/11/18	UBS AG	TRY	34,152	7,256,000	6,802,326	—	(453,674)
				$3,404,834,546	$3,408,040,219	27,100,340	(23,894,667)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/18	Bank of America	AUD	23,848	$ 17,672,000	$ 17,724,119	$ —	$ (52,119)
Expiring 10/16/18	Bank of America	AUD	14,012	10,289,000	10,413,571	—	(124,571)
Expiring 10/16/18	Goldman Sachs & Co.	AUD	19,891	14,733,000	14,783,254	—	(50,254)
Expiring 10/16/18	Morgan Stanley	AUD	42,125	31,111,000	31,307,220	—	(196,220)
Expiring 10/16/18	Toronto Dominion	AUD	36,451	27,063,000	27,090,245	—	(27,245)
Brazilian Real,
Expiring 08/02/18	Barclays Capital Group	BRL	35,092	9,109,000	9,349,509	—	(240,509)
Expiring 08/02/18	Citigroup Global Markets	BRL	172,419	45,316,786	45,937,986	—	(621,200)

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/02/18	Citigroup Global Markets	BRL	89,882	$ 23,388,587	$ 23,947,519	$ —	$ (558,932)
Expiring 08/02/18	Goldman Sachs & Co.	BRL	324,293	83,801,055	86,402,185	—	(2,601,130)
Expiring 10/02/18	Goldman Sachs & Co.	BRL	144,830	38,546,185	38,328,568	217,617	—
Expiring 02/25/19	Citigroup Global Markets	BRL	30,603	7,787,822	7,986,296	—	(198,474)
British Pound,
Expiring 10/26/18	Bank of America	GBP	10,352	13,615,000	13,640,106	—	(25,106)
Expiring 10/26/18	Citigroup Global Markets	GBP	21,030	27,706,000	27,709,537	—	(3,537)
Expiring 10/26/18	JPMorgan Chase	GBP	185,888	245,233,150	244,925,544	307,606	—
Expiring 10/26/18	JPMorgan Chase	GBP	13,443	17,743,000	17,711,870	31,130	—
Expiring 10/26/18	JPMorgan Chase	GBP	8,922	11,773,000	11,755,800	17,200	—
Expiring 10/26/18	Morgan Stanley	GBP	21,850	28,523,000	28,788,958	—	(265,958)
Chilean Peso,
Expiring 09/27/18	Barclays Capital Group	CLP	15,110,197	23,388,587	23,709,077	—	(320,490)
Expiring 09/27/18	Barclays Capital Group	CLP	5,889,669	8,972,000	9,241,351	—	(269,351)
Expiring 09/27/18	Barclays Capital Group	CLP	5,148,480	7,936,000	8,078,367	—	(142,367)
Expiring 09/27/18	BNP Paribas	CLP	109,504,106	167,961,388	171,820,484	—	(3,859,096)
Expiring 09/27/18	Citigroup Global Markets	CLP	7,258,106	11,220,000	11,388,534	—	(168,534)
Expiring 09/27/18	Citigroup Global Markets	CLP	5,537,174	8,370,000	8,688,257	—	(318,257)

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 10/26/18	Citigroup Global Markets	CNH	117,011	$ 17,188,000	$ 17,167,196	$ 20,804	$ —
Expiring 10/26/18	Hong Kong & Shanghai Bank	CNH	1,082,917	159,298,347	158,879,766	418,581	—
Colombian Peso,
Expiring 09/12/18	Barclays Capital Group	COP	21,797,502	7,369,000	7,526,852	—	(157,852)
Expiring 09/12/18	Barclays Capital Group	COP	18,917,217	6,441,000	6,532,266	—	(91,266)
Expiring 09/12/18	BNP Paribas	COP	30,736,224	10,412,000	10,613,464	—	(201,464)
Expiring 09/12/18	BNP Paribas	COP	12,919,557	4,442,000	4,461,226	—	(19,226)
Expiring 09/12/18	Citigroup Global Markets	COP	79,272,421	26,782,943	27,373,402	—	(590,459)
Expiring 09/12/18	Citigroup Global Markets	COP	60,580,088	20,762,960	20,918,789	—	(155,829)
Expiring 09/12/18	Citigroup Global Markets	COP	55,469,679	18,816,038	19,154,124	—	(338,086)
Expiring 09/12/18	Citigroup Global Markets	COP	27,699,559	9,408,019	9,564,880	—	(156,861)
Expiring 09/12/18	Goldman Sachs & Co.	COP	12,810,564	4,464,000	4,423,590	40,410	—
Czech Koruna,
Expiring 10/26/18	JPMorgan Chase	CZK	197,041	8,912,000	9,038,868	—	(126,868)
Euro,
Expiring 10/26/18	Barclays Capital Group	EUR	175,687	206,965,497	206,820,972	144,525	—
Expiring 10/26/18	Goldman Sachs & Co.	EUR	175,687	206,977,725	206,820,973	156,752	—
Expiring 10/26/18	JPMorgan Chase	EUR	175,687	207,017,079	206,820,973	196,106	—

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/26/18	Morgan Stanley	EUR	175,687	$ 206,976,196	$ 206,820,972	$ 155,224	$ —
Expiring 10/26/18	UBS AG	EUR	2,067,217	2,436,546,272	2,433,550,410	2,995,862	—
Expiring 02/25/19	Citigroup Global Markets	EUR	26,300	33,365,442	31,296,417	2,069,025	—
Hungarian Forint,
Expiring 10/26/18	Citigroup Global Markets	HUF	56,182,319	200,923,821	206,010,787	—	(5,086,966)
Expiring 10/26/18	Citigroup Global Markets	HUF	2,325,517	8,456,000	8,527,267	—	(71,267)
Indian Rupee,
Expiring 10/15/18	Citigroup Global Markets	INR	1,624,152	23,445,000	23,462,549	—	(17,549)
Expiring 10/15/18	Citigroup Global Markets	INR	1,085,159	15,569,000	15,676,241	—	(107,241)
Expiring 10/15/18	JPMorgan Chase	INR	751,254	10,850,000	10,852,636	—	(2,636)
Expiring 10/15/18	JPMorgan Chase	INR	683,083	9,873,000	9,867,839	5,161	—
Expiring 10/15/18	Morgan Stanley	INR	1,065,727	15,253,000	15,395,523	—	(142,523)
Indonesian Rupiah,
Expiring 09/24/18	Citigroup Global Markets	IDR	341,117,440	23,480,000	23,498,557	—	(18,557)
Expiring 09/24/18	JPMorgan Chase	IDR	286,419,180	19,794,000	19,730,558	63,442	—
Expiring 09/24/18	Morgan Stanley	IDR	165,079,596	11,341,000	11,371,838	—	(30,838)
Israeli Shekel,
Expiring 10/29/18	Morgan Stanley	ILS	57,126	15,758,000	15,655,830	102,170	—
Expiring 10/29/18	UBS AG	ILS	1,010,211	278,971,353	276,858,142	2,113,211	—
Japanese Yen,
Expiring 10/26/18	Bank of America	JPY	956,597	8,662,632	8,607,729	54,903	—

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 10/26/18	Toronto Dominion	JPY	1,474,750	$ 13,357,000	$ 13,270,217	$ 86,783	$ —
Mexican Peso,
Expiring 09/21/18	Bank of America	MXN	221,742	11,468,000	11,794,139	—	(326,139)
Expiring 09/21/18	BNP Paribas	MXN	257,604	12,787,800	13,701,587	—	(913,787)
Expiring 09/21/18	Citigroup Global Markets	MXN	371,251	19,075,000	19,746,333	—	(671,333)
Expiring 09/21/18	Citigroup Global Markets	MXN	281,309	13,787,150	14,962,447	—	(1,175,297)
Expiring 09/21/18	Citigroup Global Markets	MXN	228,924	11,320,080	12,176,162	—	(856,082)
Expiring 09/21/18	Citigroup Global Markets	MXN	184,757	9,660,000	9,826,947	—	(166,947)
Expiring 09/21/18	JPMorgan Chase	MXN	168,314	8,461,000	8,952,382	—	(491,382)
Expiring 09/21/18	JPMorgan Chase	MXN	155,351	7,628,000	8,262,875	—	(634,875)
Expiring 09/21/18	Morgan Stanley	MXN	233,376	11,724,000	12,412,940	—	(688,940)
Expiring 01/29/19	UBS AG	MXN	386,791	19,767,000	20,131,134	—	(364,134)
New Taiwanese Dollar,
Expiring 10/11/18	Citigroup Global Markets	TWD	407,579	13,372,000	13,372,805	—	(805)
Expiring 10/11/18	Morgan Stanley	TWD	536,847	17,747,000	17,614,143	132,857	—
Expiring 10/11/18	Morgan Stanley	TWD	432,642	14,205,000	14,195,136	9,864	—
Expiring 10/11/18	Morgan Stanley	TWD	400,741	13,204,000	13,148,476	55,524	—
New Zealand Dollar,
Expiring 10/16/18	Bank of America	NZD	17,174	11,653,000	11,706,164	—	(53,164)
Expiring 10/16/18	Hong Kong & Shanghai Bank	NZD	40,894	27,971,443	27,874,142	97,301	—

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar (cont’d.),
Expiring 10/16/18	JPMorgan Chase	NZD	14,858	$ 10,059,000	$ 10,127,355	$ —	$ (68,355)
Expiring 10/16/18	Toronto Dominion	NZD	35,373	24,088,000	24,111,333	—	(23,333)
Norwegian Krone,
Expiring 10/26/18	Bank of America	NOK	42,937	5,268,898	5,282,151	—	(13,253)
Peruvian Nuevo Sol,
Expiring 09/27/18	Citigroup Global Markets	PEN	24,840	7,557,000	7,572,205	—	(15,205)
Philippine Peso,
Expiring 09/17/18	Barclays Capital Group	PHP	3,615,143	68,178,087	67,921,933	256,154	—
Expiring 09/17/18	Barclays Capital Group	PHP	1,950,871	36,234,600	36,653,299	—	(418,699)
Expiring 09/17/18	Barclays Capital Group	PHP	1,855,983	34,485,000	34,870,524	—	(385,524)
Expiring 09/17/18	Barclays Capital Group	PHP	1,430,820	26,610,000	26,882,488	—	(272,488)
Expiring 09/17/18	Barclays Capital Group	PHP	1,119,531	20,813,000	21,033,947	—	(220,947)
Expiring 09/17/18	Barclays Capital Group	PHP	550,472	10,216,630	10,342,364	—	(125,734)
Expiring 09/17/18	Barclays Capital Group	PHP	527,784	9,797,000	9,916,097	—	(119,097)
Expiring 09/17/18	Citigroup Global Markets	PHP	1,175,812	21,877,000	22,091,363	—	(214,363)
Expiring 09/17/18	JPMorgan Chase	PHP	1,150,224	21,611,000	21,610,605	395	—
Expiring 09/17/18	Morgan Stanley	PHP	481,062	8,945,000	9,038,278	—	(93,278)
Expiring 09/17/18	UBS AG	PHP	401,284	7,436,000	7,539,388	—	(103,388)

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 10/26/18	UBS AG	PLN	159,778	$ 43,163,362	$ 43,782,099	$ —	$ (618,737)
Singapore Dollar,
Expiring 08/10/18	Bank of America	SGD	32,795	24,012,300	24,094,276	—	(81,976)
Expiring 08/10/18	Citigroup Global Markets	SGD	123,606	90,633,573	90,812,471	—	(178,898)
Expiring 08/10/18	Citigroup Global Markets	SGD	64,490	47,091,550	47,379,983	—	(288,433)
Expiring 08/10/18	Citigroup Global Markets	SGD	28,078	20,676,000	20,628,723	47,277	—
Expiring 08/10/18	Citigroup Global Markets	SGD	21,394	15,655,000	15,717,738	—	(62,738)
Expiring 08/10/18	Citigroup Global Markets	SGD	18,559	13,765,000	13,635,389	129,611	—
Expiring 08/10/18	JPMorgan Chase	SGD	40,784	29,941,000	29,964,026	—	(23,026)
Expiring 08/10/18	JPMorgan Chase	SGD	29,056	21,393,000	21,347,510	45,490	—
Expiring 08/10/18	JPMorgan Chase	SGD	21,244	15,599,000	15,608,097	—	(9,097)
Expiring 08/10/18	JPMorgan Chase	SGD	18,512	13,877,000	13,600,795	276,205	—
Expiring 08/10/18	JPMorgan Chase	SGD	18,165	13,388,000	13,345,929	42,071	—
Expiring 08/10/18	JPMorgan Chase	SGD	16,606	12,120,000	12,200,183	—	(80,183)
Expiring 08/10/18	JPMorgan Chase	SGD	12,266	8,984,000	9,011,496	—	(27,496)
Expiring 08/10/18	Morgan Stanley	SGD	26,095	19,149,000	19,171,577	—	(22,577)
Expiring 08/10/18	Toronto Dominion	SGD	18,506	13,702,000	13,596,317	105,683	—
South African Rand,
Expiring 09/11/18	Barclays Capital Group	ZAR	779,756	56,499,400	58,883,346	—	(2,383,946)

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/11/18	Citigroup Global Markets	ZAR	515,436	$ 38,590,050	$ 38,923,198	$ —	$ (333,148)
Expiring 09/11/18	Citigroup Global Markets	ZAR	330,145	23,545,775	24,930,977	—	(1,385,202)
Expiring 09/11/18	Citigroup Global Markets	ZAR	115,912	8,496,000	8,753,142	—	(257,142)
Expiring 09/11/18	JPMorgan Chase	ZAR	209,449	15,166,000	15,816,591	—	(650,591)
Expiring 09/11/18	JPMorgan Chase	ZAR	159,496	11,451,000	12,044,357	—	(593,357)
Expiring 09/11/18	JPMorgan Chase	ZAR	112,775	8,216,000	8,516,216	—	(300,216)
Expiring 09/11/18	JPMorgan Chase	ZAR	105,383	7,652,000	7,957,974	—	(305,974)
Expiring 09/11/18	JPMorgan Chase	ZAR	87,827	6,559,000	6,632,246	—	(73,246)
Expiring 09/11/18	JPMorgan Chase	ZAR	80,640	5,923,000	6,089,517	—	(166,517)
Expiring 09/11/18	Morgan Stanley	ZAR	471,539	35,085,300	35,608,362	—	(523,062)
Expiring 09/11/18	Morgan Stanley	ZAR	105,522	7,721,000	7,968,475	—	(247,475)
Expiring 09/11/18	Toronto Dominion	ZAR	95,822	6,929,000	7,235,980	—	(306,980)
South Korean Won,
Expiring 08/08/18	Barclays Capital Group	KRW	15,924,796	14,299,000	14,238,281	60,719	—
Expiring 08/08/18	BNP Paribas	KRW	12,809,899	11,578,000	11,453,267	124,733	—
Expiring 08/08/18	Citigroup Global Markets	KRW	15,826,766	14,353,000	14,150,632	202,368	—
Expiring 08/08/18	Citigroup Global Markets	KRW	15,753,995	14,552,000	14,085,568	466,432	—
Expiring 08/08/18	Citigroup Global Markets	KRW	15,103,862	13,488,000	13,504,288	—	(16,288)

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 08/08/18	JPMorgan Chase	KRW	23,985,361	$ 21,556,000	$ 21,445,192	$ 110,808	$ —
Expiring 08/08/18	Morgan Stanley	KRW	19,528,700	17,622,000	17,460,513	161,487	—
Expiring 08/08/18	Morgan Stanley	KRW	18,303,020	16,430,000	16,364,639	65,361	—
Expiring 08/08/18	Morgan Stanley	KRW	15,398,175	13,935,000	13,767,431	167,569	—
Expiring 10/19/18	Barclays Capital Group	KRW	64,782,333	57,303,635	58,033,115	—	(729,480)
Expiring 10/19/18	Barclays Capital Group	KRW	33,201,480	29,364,819	29,742,450	—	(377,631)
Swedish Krona,
Expiring 10/26/18	Bank of America	SEK	76,564	8,643,000	8,767,228	—	(124,228)
Expiring 10/26/18	Citigroup Global Markets	SEK	98,710	11,252,000	11,303,047	—	(51,047)
Expiring 10/26/18	JPMorgan Chase	SEK	99,032	11,396,000	11,339,962	56,038	—
Expiring 10/26/18	Morgan Stanley	SEK	282,160	32,045,713	32,309,608	—	(263,895)
Swiss Franc,
Expiring 10/26/18	BNP Paribas	CHF	311,437	316,030,621	317,001,685	—	(971,064)
Expiring 10/26/18	Citigroup Global Markets	CHF	11,237	11,385,000	11,437,713	—	(52,713)
Expiring 10/26/18	JPMorgan Chase	CHF	153,394	155,805,173	156,135,158	—	(329,985)
Expiring 10/26/18	JPMorgan Chase	CHF	12,765	13,005,000	12,993,163	11,837	—
Expiring 10/26/18	Morgan Stanley	CHF	12,565	12,783,000	12,789,437	—	(6,437)
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	1,992,511	62,418,100	59,903,067	2,515,033	—

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 08/10/18	Citigroup Global Markets	THB	1,468,658	$ 44,988,076	$ 44,153,910	$ 834,166	$ —
Expiring 08/10/18	Citigroup Global Markets	THB	741,018	22,548,000	22,278,035	269,965	—
Expiring 08/10/18	Citigroup Global Markets	THB	523,014	16,021,000	15,723,940	297,060	—
Expiring 08/10/18	Citigroup Global Markets	THB	513,584	15,998,000	15,440,442	557,558	—
Expiring 08/10/18	Citigroup Global Markets	THB	472,569	14,449,000	14,207,368	241,632	—
Expiring 08/10/18	Citigroup Global Markets	THB	325,664	9,800,000	9,790,794	9,206	—
Expiring 08/10/18	Citigroup Global Markets	THB	294,452	8,882,000	8,852,427	29,573	—
Turkish Lira,
Expiring 09/11/18	Citigroup Global Markets	TRY	38,072	7,700,000	7,583,187	116,813	—
Expiring 09/11/18	Morgan Stanley	TRY	56,255	11,403,000	11,204,802	198,198	—
Expiring 09/11/18	Morgan Stanley	TRY	45,701	9,156,000	9,102,726	53,274	—
Expiring 09/11/18	Toronto Dominion	TRY	57,123	11,432,000	11,377,755	54,245	—
				$7,332,749,019	$7,353,368,172	16,999,019	(37,618,172)
						$44,099,359	$(61,512,839)

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2018:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contract:
10/26/18	Buy	EUR	81,408	JPY	10,668,832	$—	$(166,871)	Toronto Dominion
Credit default swap agreements outstanding at July 31, 2018:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)*:
Federation of Malaysia	12/20/21	1.000%(Q)	4,000	$ (57,731)	$ 6,333	$ (64,064)	Deutsche Bank AG
Federation of Russia	12/20/21	1.000%(Q)	11,000	2,586	17,417	(14,831)	Deutsche Bank AG
People’s Republic of China	12/20/21	1.000%(Q)	9,000	(182,856)	14,250	(197,106)	Deutsche Bank AG
Republic of Argentina	12/20/21	1.000%(Q)	3,000	244,870	4,667	240,203	Deutsche Bank AG
Republic of Brazil	12/20/21	1.000%(Q)	15,000	282,756	23,750	259,006	Deutsche Bank AG
Republic of Chile	12/20/21	1.000%(Q)	3,000	(70,172)	4,750	(74,922)	Deutsche Bank AG
Republic of Colombia	12/20/21	1.000%(Q)	3,000	(30,237)	4,750	(34,987)	Deutsche Bank AG
Republic of Indonesia	12/20/21	1.000%(Q)	4,000	(31,419)	6,333	(37,752)	Deutsche Bank AG
Republic of Mexico	12/20/21	1.000%(Q)	11,000	(81,183)	17,417	(98,600)	Deutsche Bank AG
Republic of Panama	12/20/21	1.000%(Q)	3,000	(63,044)	4,750	(67,794)	Deutsche Bank AG
Republic of Peru	12/20/21	1.000%(Q)	3,000	(51,923)	4,750	(56,673)	Deutsche Bank AG
Republic of Philippines	12/20/21	1.000%(Q)	3,000	(50,183)	4,750	(54,933)	Deutsche Bank AG
Republic of South Africa	12/20/21	1.000%(Q)	10,000	103,311	15,833	87,478	Deutsche Bank AG
Republic of Turkey	12/20/21	1.000%(Q)	15,000	843,273	23,750	819,523	Deutsche Bank AG
				$ 858,048	$153,500	$ 704,548

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)*:
CDX.EM.26.V1	12/20/21	1.000%(Q)	97,000	1.242%	$(630,871)	$(299,083)	$(331,788)	Deutsche Bank AG
*	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The fund sold protection on an Emerging Market CDX Index and bought protection on the countries which comprise the index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If the packaged deal is closed out early, all of the component swaps terminate.

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Banc of America Commercial Mortgage Trust	08/29/18	1.250%(M)	2,238	8.144%	$ 2,793	$—	$ 2,793	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	08/29/18	1.250%(M)	945	6.800%	1,179	—	1,179	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	08/29/18	1.250%(M)	645	6.780%	805	—	805	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	08/30/18	1.250%(M)	10,563	13.772%	13,183	—	13,183	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	08/30/18	1.250%(M)	6,329	1.701%	7,861	—	7,861	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	08/30/18	1.250%(M)	2,931	*	3,658	—	3,658	Goldman Sachs & Co.
Chase Mortgage	08/30/18	1.250%(M)	10,995	*	2,672	—	2,672	Goldman Sachs & Co.
Citibank Mortgage	08/30/18	1.250%(M)	5,276	5.019%	6,585	—	6,585	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	08/29/18	1.250%(M)	2,836	6.940%	3,539	—	3,539	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	08/29/18	1.250%(M)	2,209	4.670%	2,757	—	2,757	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	08/29/18	1.250%(M)	1,011	4.180%	1,261	—	1,261	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	08/29/18	1.250%(M)	720	*	898	—	898	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	3,406	*	4,251	—	4,251	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	3,217	4.550%	4,015	—	4,015	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	3,062	19.740%	3,821	—	3,821	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	2,710	4.550%	3,382	—	3,382	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	2,433	6.780%	3,036	—	3,036	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	1,797	2.439%	2,242	—	2,242	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	1,348	*	1,682	—	1,682	Goldman Sachs & Co.
COMM Mortgage Trust	08/29/18	1.250%(M)	1,266	*	1,580	—	1,580	Goldman Sachs & Co.

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	08/29/18	1.250%(M)	1,108	*	$ 1,382	$—	$ 1,382	Goldman Sachs & Co.
Equity One Home Equity	08/30/18	1.250%(M)	8,449	*	10,542	—	10,542	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	08/29/18	1.250%(M)	5,274	*	6,582	—	6,582	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.	08/29/18	1.250%(M)	2,679	*	3,343	—	3,343	Goldman Sachs & Co.
First Franklin Home Equity	08/30/18	1.250%(M)	3,633	*	883	—	883	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/29/18	1.250%(M)	7,383	5.409%	9,214	—	9,214	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/29/18	1.250%(M)	1,984	7.460%	2,476	—	2,476	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/29/18	1.250%(M)	1,745	4.691%	2,178	—	2,178	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/29/18	1.250%(M)	1,439	*	1,796	—	1,796	Goldman Sachs & Co.
GS Mortgage Securities Trust	08/29/18	1.250%(M)	1,348	*	1,682	—	1,682	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	08/29/18	1.250%(M)	3,876	*	4,837	—	4,837	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	08/29/18	1.250%(M)	3,210	*	4,006	—	4,006	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	08/29/18	1.250%(M)	758	*	946	—	946	Goldman Sachs & Co.
Lehman Home Equity	08/30/18	1.250%(M)	8,248	12.435%	10,294	—	10,294	Goldman Sachs & Co.
Long Beach Home Equity	08/30/18	1.250%(M)	7,766	*	9,692	—	9,692	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/29/18	1.250%(M)	4,789	*	5,977	—	5,977	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/29/18	1.250%(M)	3,001	*	3,745	—	3,745	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/29/18	1.250%(M)	1,655	*	2,065	—	2,065	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/29/18	1.250%(M)	1,401	*	1,748	—	1,748	Goldman Sachs & Co.
Morgan Stanley BAML Trust	08/29/18	1.250%(M)	855	2.553%	1,066	—	1,066	Goldman Sachs & Co.

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Morgan Stanley BAML Trust	08/29/18	1.250%(M)	705	10.400%	$ 880	$—	$ 880	Goldman Sachs & Co.
Morgan Stanley Home Equity	08/30/18	1.250%(M)	4,182	1.498%	5,220	—	5,220	Goldman Sachs & Co.
Morgan Stanley Home Equity	08/30/18	1.250%(M)	4,115	*	5,135	—	5,135	Goldman Sachs & Co.
New Century Home Equity	08/30/18	1.250%(M)	8,250	14.745%	10,296	—	10,296	Goldman Sachs & Co.
New Century Home Equity	08/30/18	1.250%(M)	4,242	*	5,250	—	5,250	Goldman Sachs & Co.
Option One Home Equity	08/30/18	1.250%(M)	12,733	*	15,892	—	15,892	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	08/29/18	1.250%(M)	1,071	6.780%	1,336	—	1,336	Goldman Sachs & Co.
Wells Fargo Commercial Mortgage Trust	08/29/18	1.250%(M)	668	*	833	—	833	Goldman Sachs & Co.
					$200,496	$—	$200,496

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)		Value at Trade Date		Value at July 31, 2018		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
American International Group, Inc.	12/20/20	1.000%(Q)	25,530	0.305%		$ 369,164		$ 449,243		$ 80,079
Anadarko Petroleum Corp.	06/20/21	1.000%(Q)	23,015	0.259%		(1,735,107)		501,098		2,236,205
AT&T, Inc.	06/20/21	1.000%(Q)	53,920	0.444%		388,605		898,289		509,684
Barrick Gold Corp.	06/20/21	1.000%(Q)	20,265	0.352%		(526,871)		388,311		915,182
Devon Energy Corp.	06/20/20	1.000%(Q)	5,785	0.094%		(477,430)		104,319		581,749
Eastman Chemical Co.	06/20/21	1.000%(Q)	34,085	0.243%		327,900		761,652		433,752
Ford Motor Co.	06/20/21	5.000%(Q)	84,000	0.576%		14,612,255		10,820,908		(3,791,347)
General Motors Co.	06/20/19	5.000%(Q)	25,315	0.114%		2,849,717		1,243,102		(1,606,615)
					$15,808,233		$15,166,922		$ (641,311)

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Hellenic Republic	12/20/18	1.000%(Q)	10,000	$ 3,397	$ 19,954	$ (16,557)	Citigroup Global Markets
Hellenic Republic	12/20/18	1.000%(Q)	10,000	3,397	36,534	(33,137)	Barclays Capital Group
Republic of Argentina	12/20/19	5.000%(Q)	15,000	(471,543)	(1,151,683)	680,140	Barclays Capital Group
Republic of Italy	12/20/21	1.000%(Q)	50,000	129,197	1,084,472	(955,275)	Hong Kong & Shanghai Bank
Republic of Italy	06/20/28	1.000%(Q)	33,730	3,432,012	3,418,432	13,580	Goldman Sachs & Co.
Republic of South Africa	12/20/21	1.000%(Q)	10,000	103,311	179,436	(76,125)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	19,685	102,568	122,462	(19,894)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	19,445	101,317	306,578	(205,261)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	6,615	34,467	38,711	(4,244)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	6,450	33,607	113,881	(80,274)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	6,435	33,529	104,322	(70,793)	Citigroup Global Markets
United Mexican States	06/20/23	1.000%(Q)	3,210	20,471	19,958	513	Citigroup Global Markets
				$3,525,730	$ 4,293,057	$(767,327)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Arab Republic of Egypt	06/20/19	1.000%(Q)	3,460	1.907%	$ (23,494)	$ (9,950)	$ (13,544)	Citigroup Global Markets
Hellenic Republic	03/20/19	1.000%(Q)	8,000	1.500%	(15,984)	(250,000)	234,016	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	2,470	3.114%	(177,976)	(426,350)	248,374	Citigroup Global Markets
Hellenic Republic	06/20/22	1.000%(Q)	5,580	3.114%	(402,067)	(990,450)	588,383	Goldman Sachs & Co.
Hellenic Republic	12/20/22	1.000%(Q)	4,900	3.291%	(424,407)	(485,860)	61,453	Citigroup Global Markets
Hellenic Republic	06/20/24	1.000%(Q)	13,130	3.593%	(1,628,898)	(2,839,362)	1,210,464	Barclays Capital Group

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Hellenic Republic	06/20/24	1.000%(Q)	20,000	3.593%	$ (2,481,185)	$ (4,525,000)	$2,043,815	Citigroup Global Markets
Husky Energy, Inc.	06/20/20	1.000%(Q)	13,690	0.423%	162,156	(563,759)	725,915	Morgan Stanley
Kingdom of Spain	06/20/19	1.000%(Q)	169,000	0.259%	1,305,499	1,389,782	(84,283)	Goldman Sachs & Co.
Kingdom of Spain	06/20/23	1.000%(Q)	22,910	0.656%	382,019	249,127	132,892	Citigroup Global Markets
Kingdom of Spain	06/20/23	1.000%(Q)	45,800	0.656%	763,704	530,152	233,552	Goldman Sachs & Co.
Petroleos Mexicanos	12/20/18	1.000%(Q)	10,780	0.653%	27,192	5,701	21,491	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	16,410	2.283%	(899,548)	(907,195)	7,647	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	16,205	2.283%	(888,310)	(1,075,384)	187,074	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,515	2.283%	(302,316)	(306,324)	4,008	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,365	2.283%	(294,093)	(364,852)	70,759	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,360	2.283%	(293,819)	(357,907)	64,088	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,730	2.283%	(152,836)	(150,839)	(1,997)	Citigroup Global Markets
Petroleos Mexicanos	12/20/23	1.000%(Q)	12,000	2.457%	(813,119)	(1,063,674)	250,555	Barclays Capital Group
Republic of Brazil	09/20/18	1.000%(Q)	48,800	0.599%	84,484	114,479	(29,995)	BNP Paribas
Republic of Brazil	03/20/19	1.000%(Q)	15,000	0.750%	41,337	5,751	35,586	Hong Kong & Shanghai Bank
Republic of Bulgaria	06/20/20	1.000%(Q)	5,000	0.266%	73,893	60,401	13,492	Citigroup Global Markets
Republic of Colombia	12/20/26	1.000%(Q)	22,275	1.683%	(1,046,178)	(2,031,231)	985,053	Citigroup Global Markets
Republic of Greece	12/20/18	1.000%(Q)	10,000	1.406%	(3,930)	(62,261)	58,331	Barclays Capital Group
Republic of Hungary	06/20/20	1.000%(Q)	50,000	0.230%	772,854	776,955	(4,101)	Citigroup Global Markets
Republic of Indonesia	12/20/21	1.000%(Q)	49,750	0.792%	390,772	(1,167,237)	1,558,009	Citigroup Global Markets
Republic of Italy	12/20/18	1.000%(Q)	10,000	0.449%	33,204	71,446	(38,242)	JPMorgan Chase

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	09/20/20	1.000%(Q)	29,050	1.674%	$ (367,072)	$ 134,779	$ (501,851)	JPMorgan Chase
Republic of Italy	06/20/21	1.000%(Q)	53,750	1.839%	(1,155,160)	(1,110,033)	(45,127)	Goldman Sachs & Co.
Republic of Italy	06/20/21	1.000%(Q)	25,000	1.839%	(537,284)	(331,366)	(205,918)	JPMorgan Chase
Republic of Italy	12/20/21	1.000%(Q)	50,000	1.936%	(1,400,633)	(1,381,930)	(18,703)	Hong Kong & Shanghai Bank
Republic of Italy	06/20/23	1.000%(Q)	53,910	2.141%	(2,566,930)	(2,550,523)	(16,407)	Goldman Sachs & Co.
Republic of Panama	06/20/22	1.000%(Q)	4,800	0.443%	104,228	41,586	62,642	Citigroup Global Markets
Republic of Portugal	06/20/23	1.000%(Q)	18,000	0.985%	33,454	—	33,454	Barclays Capital Group
Republic of Serbia	06/20/21	1.000%(Q)	16,000	0.682%	159,954	237,787	(77,833)	BNP Paribas
Republic of Trinidad and Tobago	03/20/20	1.000%(Q)	5,000	0.840%	18,686	(53,065)	71,751	Citigroup Global Markets
Republic of Uruguay	06/20/21	1.000%(Q)	750	1.594%	(11,273)	(10,543)	(730)	Citigroup Global Markets
Russian Federation	12/20/26	1.000%(Q)	16,000	1.828%	(902,760)	(1,472,990)	570,230	Citigroup Global Markets
State of Illinois	06/20/21	1.000%(Q)	5,000	1.118%	(10,235)	(27,003)	16,768	Citigroup Global Markets
United Mexican States	12/20/18	1.000%(Q)	25,000	0.375%	90,204	159,134	(68,930)	Citigroup Global Markets
					$(12,355,867)	$(20,738,008)	$8,382,141

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date		Value at July 31, 2018		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.29.V1	12/20/27	1.000%(Q)	171,332	$ 161,616		$ (103,770)		$ (265,386)
CDX.NA.IG.30.V1	06/20/28	1.000%(Q)	747,760	4,982,086		1,969,101		(3,012,985)
				$5,143,702		$1,865,331		$(3,278,371)

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	131,000	$210,086	$1,504,884	$(1,294,798)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.EM.23.V3	06/20/20	1.000%(Q)	7,360	0.869%	$ 26,384	$ 80,960	$ (54,576)	Citigroup Global Markets
CDX.EM.24.V3	12/20/20	1.000%(Q)	18,400	0.962%	37,548	184,000	(146,452)	Citigroup Global Markets
CDX.EM.26.V2	12/20/21	1.000%(Q)	9,215	1.242%	(59,933)	63,583	(123,516)	Citigroup Global Markets
CDX.EM.26.V2	12/20/21	1.000%(Q)	24,250	1.242%	(157,718)	82,450	(240,168)	Citigroup Global Markets
CMBX.NA.6.AA	05/11/63	1.500%(M)	13,500	1.215%	150,367	(8,438)	158,805	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%(M)	16,000	1.215%	178,213	(58,296)	236,509	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	18,000	1.215%	200,490	(25,500)	225,990	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%(M)	27,000	1.215%	300,735	315,790	(15,055)	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	44,500	1.215%	495,655	(2,723,918)	3,219,573	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%(M)	50,000	1.215%	556,916	(24,746)	581,662	Goldman Sachs & Co.
					$1,728,657	$(2,114,115)	$3,842,772
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. The implied credit spread is not readily available.

Currency swap agreements outstanding at July 31, 2018:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
4,441	3 Month LIBOR(Q)	JPY	500,000	(0.556)%(S)	JPMorgan Chase	06/16/21	$ 9,496	$—	$ 9,496
14,156	3 Month LIBOR plus 62.75 bps(Q)	JPY	1,600,000	0.070%(S)	Citigroup Global Markets	09/07/21	(25,723)	—	$(25,723)
97,726	3 Month LIBOR plus 70.50 bps(Q)	JPY	11,000,000	3 Month JPY LIBOR(Q)	Citigroup Global Markets	06/27/30	(32,749)	—	$(32,749)
							$(48,976)	$—	$(48,976)

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward rate agreement outstanding at July 31, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreement^:
3,871,600	08/29/18	—(3)	—(3)	$(64,817)	$—	$(64,817)	Citigroup Global Markets
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays or receives payments based on CMM102 minus 7 Year CMT minus 1.168% upon termination.

Inflation swap agreements outstanding at July 31, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	92,710	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$ —	$(1,269,858)	$(1,269,858)
EUR	91,565	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(1,199,892)	(1,199,892)
EUR	46,295	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	907,413	907,413
EUR	44,575	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	791,316	791,316
GBP	4,650	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	296,154	296,154
GBP	2,900	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(299,032)	(299,032)
	88,880	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,066	(2,306,113)	(2,308,179)
					$2,066	$(3,080,012)	$(3,082,078)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	507,686	01/04/21	8.660%(T)	1 Day BROIS(2)(T)	$ —	$ 1,424,239	$ 1,424,239
BRL	834,675	01/04/21	8.670%(T)	1 Day BROIS(2)(T)	—	2,420,096	2,420,096
BRL	243,117	01/04/21	8.870%(T)	1 Day BROIS(2)(T)	—	1,113,952	1,113,952

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	424,175	01/04/21	9.350%(T)	1 Day BROIS(1)(T)	$ —	$ (4,128,028)	$ (4,128,028)
BRL	411,952	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(4,506,828)	(4,506,828)
BRL	272,628	01/04/21	10.000%(T)	1 Day BROIS(2)(T)	—	4,241,292	4,241,292
BRL	226,806	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	3,640,690	3,640,690
BRL	263,243	01/04/21	10.250%(T)	1 Day BROIS(2)(T)	—	4,783,032	4,783,032
BRL	540,081	01/04/21	10.300%(T)	1 Day BROIS(2)(T)	—	10,088,342	10,088,342
BRL	151,685	01/02/23	9.260%(T)	1 Day BROIS(1)(T)	—	900,521	900,521
BRL	253,502	01/02/23	9.280%(T)	1 Day BROIS(1)(T)	—	1,490,680	1,490,680
BRL	108,516	01/02/23	9.735%(T)	1 Day BROIS(2)(T)	—	25,442	25,442
BRL	43,767	01/02/23	10.400%(T)	1 Day BROIS(2)(T)	—	502,793	502,793
BRL	174,548	01/02/25	9.400%(T)	1 Day BROIS(2)(T)	—	(3,651,557)	(3,651,557)
BRL	88,931	01/02/25	9.570%(T)	1 Day BROIS(2)(T)	—	(1,647,956)	(1,647,956)
BRL	280,683	01/02/25	9.685%(T)	1 Day BROIS(2)(T)	—	(4,653,460)	(4,653,460)
BRL	270,521	01/02/25	9.775%(T)	1 Day BROIS(2)(T)	—	(4,089,466)	(4,089,466)
BRL	176,125	01/02/25	9.920%(T)	1 Day BROIS(2)(T)	—	(1,443,884)	(1,443,884)
BRL	172,067	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	(944,356)	(944,356)
EUR	166,280	05/11/19	(0.144)%(A)	6 Month EURIBOR(1)(S)	(137,541)	(232,001)	(94,460)
EUR	690,845	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(784,232)	(2,148,371)	(1,364,139)
EUR	55,010	05/11/21	0.100%(A)	6 Month EURIBOR(1)(S)	(134,504)	(276,646)	(142,142)
EUR	284,870	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	(379,387)	(510,940)	(131,553)
EUR	368,055	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(6,895,554)	(8,124,195)	(1,228,641)

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	77,135	05/11/24	0.396%(A)	6 Month EURIBOR(1)(S)	$ 467,097	$ 117,865	$ (349,232)
EUR	3,500	05/11/25	0.650%(A)	6 Month EURIBOR(1)(S)	8,820	(27,868)	(36,688)
EUR	77,600	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	(113,247)	(530,841)	(417,594)
EUR	115,405	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	3,109,651	658,869	(2,450,782)
EUR	181,940	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	7,038,944	3,005,253	(4,033,691)
EUR	25,040	02/15/30	1.124%(A)	6 Month EURIBOR(1)(S)	(5,987)	(347,057)	(341,070)
EUR	29,390	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	1,087,333	871,580	(215,753)
EUR	30,000	05/11/32	1.100%(A)	6 Month EURIBOR(1)(S)	583,586	481,076	(102,510)
EUR	25,200	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	901,583	1,074,565	172,982
EUR	44,755	05/11/34	1.000%(A)	6 Month EURIBOR(1)(S)	3,056,209	2,386,986	(669,223)
EUR	27,040	05/11/35	1.050%(A)	6 Month EURIBOR(1)(S)	1,963,021	1,470,078	(492,943)
EUR	6,910	05/11/36	1.050%(A)	6 Month EURIBOR(1)(S)	565,965	440,615	(125,350)
EUR	48,000	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	1,823,030	1,496,493	(326,537)
EUR	149,500	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	972,428	972,428
EUR	149,500	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(909,179)	(909,179)
EUR	10,000	05/11/38	1.350%(A)	6 Month EURIBOR(1)(S)	234,791	168,536	(66,255)
EUR	17,905	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	785,417	584,560	(200,857)
EUR	30,015	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	77,746	77,746
EUR	30,015	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(88,668)	(88,668)
EUR	114,800	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	(583,569)	(583,569)
EUR	114,800	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	526,945	526,945

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	26,120	05/08/21	0.716%(S)	6 Month GBP LIBOR(1)(S)	$ 311,296	$ 458,733	$ 147,437
GBP	120,770	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	28,456	(457,785)	(486,241)
GBP	67,635	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	—	(166,247)	(166,247)
SGD	185,165	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	(188,824)	1,067,215	1,256,039
SGD	94,340	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	260,536	(524,334)	(784,870)
	580,000	09/30/18	0.655%(A)	1 Day USOIS(1)(A)	1,617	5,116,634	5,115,017
	199,390	09/30/18	0.747%(A)	1 Day USOIS(1)(A)	599	1,573,474	1,572,875
	496,320	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	1,554,866	1,554,866
	932,595	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	2,248	5,711,968	5,709,720
	1,402,075	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(77,008)	10,955,201	11,032,209
	2,555,020	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	3,065,177	3,065,177
	845,800	03/24/19	1.331%(A)	1 Day USOIS(1)(A)	—	6,034,469	6,034,469
	263,553	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	330,153	330,153
	316,490	03/31/19	1.431%(A)	1 Day USOIS(1)(A)	—	398,825	398,825
	460,261	06/30/19	1.486%(A)	1 Day USOIS(1)(A)	(263,700)	3,559,093	3,822,793
	637,545	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(312,393)	4,829,741	5,142,134
	55,015	07/14/19	1.427%(A)	1 Day USOIS(1)(A)	—	469,243	469,243
	1,171,070	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	15,248,708	15,248,708
	1,323,545	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	372,736	9,412,905	9,040,169
	3,407,930	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	7,875,563	27,832,375	19,956,812
	1,381,520	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	407,820	8,665,275	8,257,455

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
944,465	12/31/19	2.040%(A)	1 Day USOIS(1)(A)	$ 10,437	$ 4,453,545	$ 4,443,108
2,515,745	12/31/19	2.107%(A)	1 Day USOIS(1)(A)	343,025	9,245,665	8,902,640
767,395	03/08/20	2.157%(A)	1 Day USOIS(1)(A)	—	2,606,203	2,606,203
1,257,000	03/31/20	2.295%(A)	1 Day USOIS(1)(A)	325,527	3,686,103	3,360,576
2,501,805	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	(1,451,829)	4,220,264	5,672,093
841,340	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	1,567,248	1,567,248
152,825	07/17/20	1.521%(A)	1 Day USOIS(1)(A)	—	2,981,527	2,981,527
227,370	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	2,019,625	2,019,625
85,960	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	16,817	199,817	183,000
180,090	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	404,265	404,265
266,610	11/30/22	2.969%(S)	3 Month LIBOR(1)(Q)	—	263,401	263,401
182,270	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	444,268	7,254,313	6,810,045
388,689	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(427,122)	14,690,453	15,117,575
123,815	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(1,134,529)	4,568,766	5,703,295
442,345	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(644,185)	15,855,746	16,499,931
83,575	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	3,720,533	3,720,533
273,750	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	11,056,503	11,056,503
2,331,945	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	8,126,176	93,950,895	85,824,719
688,685	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	2,292,198	27,515,127	25,222,929
1,100,520	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	3,579,254	41,634,511	38,055,257
262,260	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	245,632	2,831,801	2,586,169

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
179,410	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	$ —	$ (446,741)	$ (446,741)
1,344,704	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(931,186)	647,982	1,579,168
382,908	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	5,004,603	24,071,302	19,066,699
149,250	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	185,091	8,468,547	8,283,456
52,350	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	2,690,260	2,690,260
179,280	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(121,574)	7,714,112	7,835,686
104,510	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	5,766,720	5,766,720
76,725	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	5,012,501	5,012,501
54,940	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	3,096,425	3,096,425
74,040	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	(18,613)	3,851,499	3,870,112
202,600	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(14,525,918)	(14,525,918)
332,660	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(2,192,982)	(32,002,048)	(29,809,066)
160,350	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	13,193,947	13,193,947
113,825	03/16/38	2.987%(S)	3 Month LIBOR(2)(Q)	—	(483,869)	(483,869)
44,800	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	961	10,091,286	10,090,325
73,710	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(6,476,306)	(6,476,306)
18,765	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	1,353,182	1,353,182
27,780	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	654	6,871,803	6,871,149
65,050	10/04/47	2.536%(S)	3 Month LIBOR(1)(Q)	—	6,243,892	6,243,892
85,405	03/16/48	2.970%(S)	3 Month LIBOR(1)(Q)	—	548,275	548,275
22,125	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	2,100,458	2,100,458

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	20,450	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	$ —	$ 1,723,216	$ 1,723,216
ZAR	3,508,200	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(161,476)	1,794,267	1,955,743
					$35,085,088	$417,286,596	$382,201,508

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
ZAR	166,800	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	$(389,698)	$ —	$(389,698)	Deutsche Bank AG
ZAR	259,070	10/09/42	8.320%(Q)	3 Month JIBAR(2)(Q)	4,747	(1,365)	6,112	Deutsche Bank AG
ZAR	161,920	10/10/42	8.280%(Q)	3 Month JIBAR(2)(Q)	(49,054)	(5,370)	(43,684)	BNP Paribas
ZAR	256,475	10/19/42	8.320%(Q)	3 Month JIBAR(2)(Q)	(1,450)	—	(1,450)	Deutsche Bank AG
ZAR	162,000	10/20/42	8.330%(Q)	3 Month JIBAR(2)(Q)	11,649	—	11,649	BNP Paribas
ZAR	328,000	11/28/42	8.585%(Q)	3 Month JIBAR(2)(Q)	756,662	—	756,662	Deutsche Bank AG
ZAR	156,655	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	403,518	—	403,518	Deutsche Bank AG
ZAR	245,000	10/09/47	8.200%(Q)	3 Month JIBAR(1)(Q)	(4,370)	1,174	(5,544)	Deutsche Bank AG
ZAR	149,775	10/10/47	8.160%(Q)	3 Month JIBAR(1)(Q)	48,321	4,895	43,426	BNP Paribas
ZAR	242,720	10/19/47	8.200%(Q)	3 Month JIBAR(1)(Q)	255	—	255	Deutsche Bank AG
ZAR	150,000	10/20/47	8.210%(Q)	3 Month JIBAR(1)(Q)	(12,246)	—	(12,246)	BNP Paribas
ZAR	311,000	11/28/47	8.470%(Q)	3 Month JIBAR(1)(Q)	(770,144)	—	(770,144)	Deutsche Bank AG
					$ (1,810)	$ (666)	$ (1,144)
Securities with a combined market value of $479,707,325 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at July 31, 2018.
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Total return swap agreements outstanding at July 31, 2018:
Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC Total Return Swap Agreements:
Credit Suisse First Boston Corp.	1/12/41	32,111	Receive monthly fixed payments based on the IOS.FN30.450.10 index and pay monthly variable payments based on the 1 Month LIBOR	$108,123	$ (98,058)	$206,181
JPMorgan Chase	1/12/41	1,679	Pay quarterly fixed payment based on 1 Month LIBOR and receive quarterly variable payments based on IOS.FN30.500.10 Index	7,929	(5,291)	13,220
				$116,052	$(103,349)	$219,401

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Automobiles	$ —	$ 106,902,189	$ —
Collateralized Loan Obligations	—	7,829,286,088	195,222,706
Consumer Loans	—	537,140,612	—
Home Equity Loans	—	205,987,921	—
Residential Mortgage-Backed Securities	—	685,268,803	215,302,463
Small Business Loan	—	33,658	—
Student Loans	—	128,072,662	—

Bank Loans	—	308,841,681	—
Commercial Mortgage-Backed Securities	—	4,198,810,608	—
Convertible Bond	—	3,600,526	—
Corporate Bonds	—	11,958,595,961	370,140

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)

Municipal Bonds	$ —	$ 262,782,467	$ —
Residential Mortgage-Backed Securities	—	1,016,916,528	—
Sovereign Bonds	—	4,318,064,616	—
U.S. Government Agency Obligations	—	611,592,245	—
U.S. Treasury Obligations	—	1,338,374,368	—
Common Stock	—	2,128,458	—
Preferred Stocks	8,807,440	—	—
Affiliated Mutual Funds	4,079,990,490	—	—
Commercial Paper	—	77,293,029	—
Options Purchased	—	2,195,473	—
Options Written	—	(3,493,407)	(3,947,775)
Other Financial Instruments*
Unfunded Loan Commitment	—	(791,926)	—
Futures Contracts	83,460,365	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(17,413,480)	—
OTC Cross Currency Exchange Contract	—	(166,871)	—
OTC Packaged Credit Default Swap Agreements	—	227,177	—
Centrally Cleared Credit Default Swap Agreements	—	(3,919,682)	—
OTC Credit Default Swap Agreements	—	(6,891,394)	200,496
OTC Currency Swap Agreements	—	(48,976)	—
OTC Forward Rate Agreements	—	—	(64,817)
Centrally Cleared Inflation Swap Agreements	—	(3,082,078)	—
Centrally Cleared Interest Rate Swap Agreements	—	382,201,508	—
OTC Interest Rate Swap Agreements	—	(1,810)	—
OTC Total Return Swap Agreements	—	116,052	—
Total	$4,172,258,295	$33,938,623,006	$407,083,213
The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:
	Asset-Backed Securities- Collateralized Loan Obligations	Asset-Backed Securities- Residential Mortgage- Backed Securities	Commercial Mortgage- Backed Securities	Corporate Bonds
Balance as of 10/31/2017	$ 238,730,715	$ 43,400,000	70,698,054	$ 3,213,668
Realized gain (loss)	—	9,967	—	—
Change in unrealized appreciation (depreciation)	(39,000)	—	—	(18,609)
Purchases/Exchanges/Issuances	195,261,706	218,614,683	—	—
Sales/Paydowns	—	(3,322,187)	—	(8,795)
Accrued discount/premium	—	—	—	—
Transfers into Level 3	—	—	—	397,544
Transfers out of Level 3	(238,730,715)	(43,400,000)	(70,698,054)	(3,213,668)
Balance as of 07/31/2018	$ 195,222,706	$215,302,463	$ —	$ 370,140

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Asset-Backed Securities- Collateralized Loan Obligations	Asset-Backed Securities- Residential Mortgage- Backed Securities	Commercial Mortgage- Backed Securities	Corporate Bonds
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ (39,000)	$ —	$ —	$ (18,609)

	Residential Mortgage- Backed Securities	Options Written	Forward Rate Agreements	Credit Default Swap Agreements
Balance as of 10/31/2017	$ 248,087,917	$ —	$ —	$ 467,053
Realized gain (loss)	—	—	—	490,412
Change in unrealized appreciation (depreciation)	275,044	(314,861)	(64,817)	(266,557)
Purchases/Exchanges/Issuances	—	(3,632,914)	—	—
Sales/Paydowns	(105,260,000)	—	—	(490,412)
Accrued discount/premium	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(143,102,961)	—	—	—
Balance as of 07/31/2018	$ —	$(3,947,775)	$(64,817)	$ 200,496
Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ —	$ (314,861)	$(64,817)	$(266,557)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:
Level 3 Securities	Fair Value as of July 31, 2018	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Collateralized Loan Obligations	$195,222,706	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities-Residential Mortgage-Backed Securities	215,302,463	Market Approach	Single Broker Indicative Quote
Corporate Bonds	370,140	Market Approach	Single Broker Indicative Quote
Forward Rate Agreements	(64,817)	Market Approach	Single Broker Indicative Quote
Options Written	(3,947,775)	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	200,496	Market Approach	Single Broker Indicative Quote
	$407,083,213

PGIM Total Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transferred levels as follows:
Investments in Securities	Amount Transferred	Level Transfer	Logic
Asset-Backed Securities-Collateralized Loan Obligations	$238,730,715	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Asset-Backed Securities-Residential Mortgage-Backed Securities	$ 43,400,000	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Commercial Mortgage-Backed Securities	$ 70,698,054	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Corporate Bonds	$ 397,544	L2 to L3	Evaluated Bid to Single Broker Indicative Quote
Corporate Bonds	$ 3,213,668	L3 to L2	Single Broker Indicative Quote to Evaluated Bid
Residential Mortgage-Backed Securities	$143,102,961	L3 to L2	Single Broker Indicative Quote to Evaluated Bid

Glossary:
The following abbreviations are used in the quarterly schedule of portfolio holdings:
Currency
AUD    Australian Dollar
BRL    Brazilian Real
CAD    Canadian Dollar
CHF    Swiss Franc
CLP    Chilean Peso
CNH    Chinese Renminbi
COP    Columbian Peso
CZK    Czech Koruna
EUR    Euro
GBP    British Pound
HUF    Hungarian Forint
IDR    Indonesian Rupiah
ILS    Israeli Shekel
INR    Indian Rupee
JPY    Japanese Yen
KRW    South Korean Won
MXN    Mexican Peso
NOK    Norwegian Krone
NZD    New Zealand Dollar

PEN    Peruvian Nuevo Sol
PHP    Philippine Peso
PLN    Polish Zloty
RUB    Russian Ruble
SEK    Swedish Krona
SGD    Singapore Dollar
THB    Thai Baht
TRY    Turkish Lira
TWD    New Taiwanese Dollar
ZAR    South African Rand
Index
CDX    Credit Derivative Index
CMBX    Commercial Mortgage-Backed Securities Index
HICP    Harmonised Index of Consumer Prices
Other
A    Annual payment frequency for swaps
M    Monthly payment frequency for swaps
Q    Quarterly payment frequency for swaps
S    Semiannual payment frequency for swaps
T    Swap payment upon termination
144A    Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ABS    Asset-Backed Security
Aces    Alternative Credit Enhancements Securities
ADR    American Depositary Receipt
AID    Agency for International Development
BABs    Build America Bonds
bps    Basis Points
BROIS    Brazil Interbank Offered Rate
CDS    Credit Default Swap
CLO    Collateralized Loan Obligation
EMTN    Euro Medium Term Note
EURIBOR    Euro Interbank Offered Rate
FHLMC    Federal Home Loan Mortgage Corp.
GMTN    Global Medium Term Note
GO    General Obligation
IO    Interest Only (Principal amount represents notional)
JIBAR    Johannesburg Interbank Agreed Rate
LIBOR    London Interbank Offered Rate
L2    Level 2
L3    Level 3
MTN    Medium Term Note
OIS    Overnight Index Swap

OTC    Over-the-counter
PIK    Payment-in-Kind
PO    Principal Only
REIT(s)    Real Estate Investment Trust(s)
REMICS    Real Estate Mortgage Investment Conduit Security
SIBOR    Singapore Interbank Offered Rate
STRIPS    Separate Trading of Registered Interest and Principle of Securities
USOIS    United States Overnight Index Swap

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM”.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of each Fund, including: each Fund’s Treasurer (or the Treasurer’s direct reports); and each Fund’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Bank loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Bank loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios, Inc. 17

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	September 17, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date	September 17, 2018

* Print the name and title of each signing officer under his or her signature.